As filed with the Securities and Exchange Commission on June 7, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10267
Investment Company Act file number

ASSETMARK FUNDS
(Exact name of registrant as specified in charter)

2300 CONTRA COSTA BOULEVARD, SUITE 600,
PLEASANT HILL, CA 94523-3967
(Address of principal executive offices) (Zip code)

CARRIE HANSEN
ASSETMARK INVESTMENT SERVICES, INC.
2300 CONTRA COSTA BOULEVARD, SUITE 600
PLEASANT HILL, CA 94523-3967
(Name and address of agent for service)

800-664-5345
Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2007

Date of reporting period:  APRIL 1, 2006 to MARCH 31, 2007

Item 1. Report to Stockholders.

Dear Shareholder,

You will find enclosed our Annual Report for the AssetMark Funds. This Annual Report covers the twelve-month period from April 1, 2006 through March 31, 2007.

Economic & Market Overview:

Over the last twelve months, markets, domestic and international, equity and fixed income, have provided positive returns, and in some cases have provided returns above 10%. The world has continued to experience positive economic growth, in addition to increased merger and acquisition activity, which helped to drive the strong market performance.

International developed equity markets, as measured by the MSCI EAFE, outperformed the U.S. markets, as returns were boosted by the depreciating U.S. dollar. Domestically, the tide started to turn in the equity markets as U.S. large capitalization companies outperformed their smaller capitalization counterparts. However, real estate remained the clear winner, significantly outperforming the broader market. Within the fixed income markets, high yield and emerging markets provided the strongest returns while domestically the long-end of the yield curve outperformed the shorter-end.

AssetMark Funds Overview:

In consultation with Wilshire Associates, an institutional investment consulting and research firm, AssetMark Investment Services, Inc. seeks to consistently identify and engage highly skilled investment managers as Sub-Advisors for each Fund, as well as effectively combine managers with complementary skills to reduce volatility and achieve more consistent investment results.

During this period, we replaced both Sub-Advisors in the Small/Mid Cap Value Fund, replaced a Sub-Advisor in the Large Cap Growth Fund and replaced the sole Sub-Advisor in the Tax-Exempt Fund with two new Sub-Advisors.

•
On April 17, 2006, First Quadrant L.P. (“First Quadrant”) and Advisory Research Inc. (“Advisory Research”) were engaged to replace Cramer Rosenthal and McGlynn LLC., (CRM) and Ariel Capital Management (Ariel).

•	On December 5, 2006, Wellington Asset Management (“Wellington”) was engaged to replace Loomis, Sayles & Company, L.P. (“Loomis”).

•	On May 2, 2006, Nuveen Asset Management (“Nuveen”) and Delaware Investments (“Delaware”) were engaged to replace Weiss, Peck & Greer LLC (“WPG”).

The following is a discussion of the performance of each of the eight AssetMark Funds during the period:

The AssetMark Large Cap Growth Fund returned -0.80% on a net basis for the twelve months ended March 31, 2007, underperforming the Russell 1000 Growth Index1 a widely accepted unmanaged benchmark for large cap growth portfolios, which returned 7.06%. This underperformance was largely due to the significant lagging performance of the core manager, Loomis, which was replaced in December 2006, in addition to the underperformance of TCW Investment Management Company (“TCW”). TCW’s underperformance primarily resulted from five core holdings that were adversely affected by negative market sentiment. Additionally TCW’s concentration on quality growth companies caused a drag on performance as lower quality companies continued to drive the benchmark returns. Atlanta Capital Management Company, LLC (“Atlanta”) also trailed the benchmark and while benefiting from broad diversification, Atlanta’s focus on high quality growth companies led to lagging performance. As noted above, during the period Loomis was replaced as a Sub-Advisor by Wellington, and since being added to the fund, Wellington has outperformed the benchmark through its strong stock selection methodology.

1Source: All benchmark return data provided by U.S. Bancorp Fund Services, LLC. One can not invest directly in an index, nor is an index representative of any Fund’s portfolio. The indexes provided are widely accepted benchmarks for the associated portfolios. The performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The AssetMark Large Cap Value Fund returned 15.32% on a net basis for the twelve months ended March 31, 2007, underperforming the Russell 1000 Value Index, a widely accepted unmanaged benchmark for large cap value portfolios, which returned 16.83%. The core manager, NFJ Investment Group, L.P. (“NFJ”) provided the strongest performance of the three sub-advisors during the period. In addition to an overweight position in materials, stock selection benefited performance, especially in the energy, industrials and utilities sectors. Brandes Investment Partners, L.P. (“Brandes”) returns were in line with the index with stock selection being the driver of performance as some of the large overweight allocations were to poorly performing sectors. Davis Selected Advisors, L.P. (“Davis”) experienced trailing performance, which mainly resulted from a lack of exposure to the strongest performing sectors – utilities and telecommunication services – and Davis’ large overweight exposure to financials.

The AssetMark Small/Mid Cap Growth Fund returned 4.84% on a net basis for the twelve months ended March 31, 2007, outperforming the Russell 2500 Growth Index, a widely accepted unmanaged benchmark for Small/Mid Cap Growth portfolios, which rose 4.44%. Nicholas-Applegate Capital Management (“NACM”) significantly outperformed the benchmark due to stock selection across a broad variety of industries. Copper Rock Capital Partners, LLC (“Copper Rock”), trailed the benchmark due to their large exposures in technology and consumer discretionary, which suffered due to the market volatility in these sectors.

The AssetMark Small/Mid Cap Value Fund returned 7.63% on a net basis for the twelve months ended March 31, 2007, underperforming the Russell 2500 Value Index, a widely accepted unmanaged benchmark for Small/Mid Cap Value portfolios, which rose 12.15%. As noted above, during the period, CRM and Ariel were replaced as Sub-Advisors by Advisory Research and First Quadrant. Since being added to the fund, Advisory Research performed slightly above the benchmark, aided by their stock selection. First Quadrant’s performance has suffered since being added to the Fund. Most of the lagging performance came in the first quarter of 2007 as First Quadrant had sub-prime mortgage exposure that was removed from the portfolio by the end of the quarter.

The AssetMark International Equity Fund returned 17.65% on a net basis for the twelve months ended March 31, 2007, trailing the MSCI EAFE Index of developed country non-U.S. stocks, which returned 20.69%. This unmanaged index is a widely accepted benchmark for developed market, international equity portfolios. Clay Finlay, Inc. (“Clay Finlay”) lagged the benchmark for the period suffering with an overweight exposure to Japan in addition to an underweight exposure to Europe. Oppenheimer Capital LLC (“Oppenheimer”) also trailed the benchmark. While benefiting from an overweight exposure to Europe, Oppenheimer’s underweight exposure to Asia ex-Japan and UK caused a drag on performance.

The AssetMark Real Estate Securities Fund returned 21.96% on a net basis for the twelve months ended March 31, 2007, outperforming the Dow Jones Wilshire REIT Index, which gained 21.85% for the period. Both sub-advisors, Adelante Capital Management, LLC (“Adelante”) and AEW Management and Advisors, L.P. (“AEW”), outperformed the benchmark primarily being driven by a strong fourth quarter in 2006. Adelante’s overweight to apartments has been a drag on performance, however solid security selection in hotels and regional malls contributed positively to performance. Security selection was also the main driver of performance returns for AEW, especially in the hotels and shopping center sectors.

The AssetMark Tax-Exempt Fixed Income Fund returned 3.92% on a net basis for the twelve-month period ended March 31, 2007, underperforming the Lehman Municipal Bond Index, which returned 5.43%. This managed index is a widely accepted benchmark for broad tax-exempt portfolios. The AssetMark Fund is positioned towards the short and intermediate end of the municipal curve, whereas the benchmark has broad exposure across the full maturity spectrum and includes a larger allocation to longer-term maturities. With longer-term maturities providing the strongest performance over the twelve month period, the limited exposure in this space led to the lagging performance of the Fund. As noted above, during the period WPG was replaced as a Sub-Advisor by Nuveen and Delaware. Since being added to the Fund, Nuveen performed in line with the benchmark as the portfolio expanded its maturity exposure along the curve benefiting from some longer-term securities with higher yields. Delaware marginally trailed the benchmark since being added to the fund due to their slightly shorter duration and higher exposure to more intermediate-term securities.

The AssetMark Core Plus Fixed Income Fund returned 5.96% on a net basis for the twelve months ended March 31, 2007, trailing the Lehman Brothers Aggregate Bond Index, which returned 6.59%. The Lehman Brothers Aggregate Bond Index is a widely accepted unmanaged benchmark for core U.S. fixed income portfolios. Goldman Sachs Asset Management, L.P. (“GSAM”) marginally outperformed the benchmark. While being short in duration hurt performance, solid security selection within corporate bonds benefited performance along with the overweight mortgage exposure. Western Asset Management Company (“WAMCO”) outperformed the benchmark, benefiting from its small exposure to non-benchmark sectors, including exposure to emerging markets and high yield.

We greatly appreciate your decision, in working closely with your investment advisor, to include the AssetMark Funds as a component of your overall investment portfolio, and we remain confident that each Fund is well positioned to deliver strong long-term value to our shareholders.

Sincerely,

Ronald D. Cordes
President
AssetMark Funds

AssetMark Funds
EXPENSE EXAMPLE (Unaudited)
March 31, 2007

As a shareholder of the AssetMark Funds (the “Funds”), you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2006 – March 31, 2007).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AssetMark Large Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2006	March 31, 2007	October 1, 2006 - March 31, 2007

Actual	$1,000.00	$1,059.10	$6.78

Hypothetical (5% return
before expenses)	1,000.00	1,018.35	6.64

* Expenses are equal to the Fund’s annualized expense ratio of 1.32%, mutiplied by the average account value over the period, muliplied by
182/365 to reflect the one-half year period.

AssetMark Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
March 31, 2007

AssetMark Large Cap Value Fund

Beginning		Ending	Expenses Paid
Account Value		Account Value	During Period*
October 1, 2006		March 31, 2007	October 1, 2006 - March 31, 2007

Actual	$1,000.00	$1,072.20	$6.77

Hypothetical (5% return
before expenses)	1,000.00	1,018.40	6.59

* Expenses are equal to the Fund’s annualized expense ratio of 1.31%, mutiplied by the average account value over the period, muliplied by
182/365 to reflect the one-half year period.

AssetMark Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2006	March 31, 2007	October 1, 2006 - March 31, 2007

Actual	$1,000.00	$1,169.80	$7.68

Hypothetical (5% return
before expenses)	1,000.00	1,017.85	7.14

* Expenses are equal to the Fund’s annualized expense ratio of 1.42%, mutiplied by the average account value over the period, muliplied by
182/365 to reflect the one-half year period.

AssetMark Small/Mid Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2006	March 31, 2007	October 1, 2006 - March 31, 2007

Actual	$1,000.00	$1,078.60	$7.93

Hypothetical (5% return
before expenses)	1,000.00	1,017.30	7.70

* Expenses are equal to the Fund’s annualized expense ratio of 1.53%, mutiplied by the average account value over the period, muliplied by
182/365 to reflect the one-half year period.

AssetMark International Equity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2006	March 31, 2007	October 1, 2006 - March 31, 2007

Actual	$1,000.00	$1,158.40	$7.43

Hypothetical (5% return
before expenses)	1,000.00	1,018.05	6.94

* Expenses are equal to the Fund’s annualized expense ratio of 1.38%, mutiplied by the average account value over the period, muliplied by
182/365 to reflect the one-half year period.

AssetMark Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
March 31, 2007

AssetMark Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2006	March 31, 2007	October 1, 2006 - March 31, 2007

Actual	$1,000.00	$1,131.90	$7.76

Hypothetical (5% return
before expenses)	1,000.00	1,017.65	7.34

* Expenses are equal to the Fund’s annualized expense ratio of 1.46%, mutiplied by the average account value over the period, muliplied by
182/365 to reflect the one-half year period.

AssetMark Tax-Exempt Fixed Income Fund

Beginning		Ending	Expenses Paid
Account Value		Account Value	During Period*
October 1, 2006		March 31, 2007	October 1, 2006 - March 31, 2007

Actual	$1,000.00	$1,011.90	$6.37

Hypothetical (5% return
before expenses)	1,000.00	1,018.60	6.39

* Expenses are equal to the Fund’s annualized expense ratio of 1.27%, mutiplied by the average account value over the period, muliplied by
182/365 to reflect the one-half year period.

AssetMark Core Plus Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	October 1, 2006	March 31, 2007	October 1, 2006 - March 31, 2007

Actual	$1,000.00	$1,025.50	$5.81

Hypothetical (5% return
before expenses)	1,000.00	1,019.20	5.79

* Expenses are equal to the Fund’s annualized expense ratio of 1.15%, mutiplied by the average account value over the period, muliplied by
182/365 to reflect the one-half year period.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS
March 31, 2007

AssetMark Large Cap Growth Fund

Components of Portfolio Holdings
Consumer Discretionary		$100,876,008
Consumer Staples		50,807,391
Energy		38,766,685
Financials		107,795,111
Health Care		135,043,479
Industrials		85,089,482
Information Technology		201,747,588
Materials		13,717,924
Utilities		8,751,054
Short Term Investments		14,110,418
	Total	$756,705,140	(1)

(1) Total excludes $236,995,445 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Large Cap Value Fund

Components of Portfolio Holdings
Consumer Discretionary		$99,371,696
Consumer Staples		71,354,329
Energy		73,695,868
Financials		176,499,882
Health Care		62,309,759
Industrials		37,522,630
Information Technology		54,733,393
Materials		32,694,542
Telecommunication Services		33,258,354
Utilities		13,107,530
Short Term Investments		27,337,235
	Total	$681,885,218	(1)

(1) Total excludes $202,616,856 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued)
March 31, 2007

AssetMark Small/Mid Cap Growth Fund

Components of Portfolio Holdings
Consumer Discretionary		$28,469,624
Consumer Staples		6,058,209
Energy		11,579,814
Financials		17,990,322
Health Care		20,647,543
Industrials		34,792,444
Information Technology		36,108,576
Materials		5,954,562
Telecommunication Services		7,104,913
Utilities		977,461
Short Term Investments		3,289,135
	Total	$172,972,603	(1)

(1) Total excludes $57,934,484 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Small/Mid Cap Value Fund

Components of Portfolio Holdings
Consumer Discretionary		$ 21,487,274
Consumer Staples		3,588,284
Energy		5,712,308
Financials		40,051,224
Health Care		2,326,092
Industrials		6,930,853
Information Technology		4,702,041
Materials		9,441,722
Telecommunication Services		2,912,956
Utilities		9,564,676
Short Term Investments		4,206,766
	Total	$110,924,196	(1)

(1) Total excludes $41,311,210 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued)
March 31, 2007

AssetMark International Equity Fund

Components of Portfolio Holdings
Africa		$4,589,277
Asia		213,480,660
Australia		12,151,001
Europe		511,449,716
North America		5,021,300
South America		12,064,530
Short Term Investments		23,752,439
	Total	$782,508,923	(1)

(1) Total excludes $67,961,428 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Real Estate Securities Fund

Components of Portfolio Holdings
Apartments		$23,869,364
Diversified		14,412,603
Health Care		1,856,808
Hotels & Motels		5,564,107
Office Property		23,960,533
Regional Malls		22,376,662
Shopping Centers		11,111,053
Storage		3,633,710
Warehouse/Industrial		7,590,684
Short Term Investments		2,918,441
	Total	$117,293,965	(1)

(1) Total excludes $45,923,235 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued)

March 31, 2007

AssetMark Tax-Exempt Fixed Income Fund

Components of Portfolio Holdings
General Obligation Bonds		$72,074,160
Revenue Bonds		157,849,281
Certificate Participation		2,534,816
Notes		2,254,605
Special Assessment		1,067,192
Special Tax		510,775
Short Term Investments		11,801,785
	Total	$248,092,614

Pie chart represents percentages of total portfolio.

AssetMark Core Plus Fixed Income Fund

Components of Portfolio Holdings
Asset Backed Securities	$33,248,200
Collateralized Mortgage Obligations	23,878,244
Convertible Preferred Stocks	309,750
Corporate Bonds	131,166,656
Foreign Government Note/Bonds	6,450,727
Mortgage Backed Securities	267,929,298
Purchased Options	12,148
Preferred Stocks	1,045,936
Supranational Obligations	3,669,596
U.S. Government Agency Issues	183,875,689
U.S. Treasury Obligations	67,515,669
Municipal Bonds	2,863,569
Short Term Investments	69,304,744
Total	$791,270,226	(1)

(1) Total excludes $212,879,454 of Securities Lending Collateral

Pie chart represents percentages of total portfolio.

AssetMark Large Cap Growth Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 1000 GROWTH INDEX – An unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP GROWTH FUNDS INDEX – The Lipper Large-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Growth Funds Category. These funds, by portfolio practice, invest at least 75% of equity assets in companies with market capitalizations (on three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the Standard & Poor’s (“S&P”) Super Composite 1500® Index. These funds typically have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the Standard & Poor’s 500 Composite Index (“S&P 500® Index”).

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Large Cap Growth Fund	-0.80%	2.02%	-0.23%
Russell 1000 Growth Index	7.06%	3.48%	1.22%
Lipper Large-Cap Growth Funds Index	3.39%	2.75%	0.37%

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2007

Number of		Market
Shares		Value
	COMMON STOCKS - 98.17%
	Aerospace & Defense - 1.94%
95,100	Lockheed Martin Corp. (b)	$9,226,602
13,000	Precision Castparts Corp. (b)	1,352,650
62,500	United Technologies Corp. (b)	4,062,500
		14,641,752
	Air Freight & Logistics - 1.29%
104,120	C.H. Robinson Worldwide, Inc. (b)	4,971,730
114,100	Expeditors International
	Washington, Inc. (b)	4,714,612
		9,686,342
	Auto Components - 0.29%
70,200	The Goodyear Tire &
	Rubber Co. (a)(b)	2,189,538
	Beverages - 1.03%
77,000	The Coca-Cola Co	3,696,000
63,450	PepsiCo, Inc	4,032,882
		7,728,882
	Biotechnology - 3.34%
161,419	Amgen, Inc. (a)(b)	9,020,094
130,160	Genentech, Inc. (a)	10,688,739
344,100	Millennium Pharmaceuticals,
	Inc. (a)(b)	3,908,976
56,600	Vertex Pharmaceuticals, Inc. (a)	1,587,064
		25,204,873
	Capital Markets - 2.56%
99,400	The Bank of New York Co., Inc.	4,030,670
42,400	The Goldman Sachs Group, Inc.	8,761,112
58,190	Merrill Lynch & Co., Inc. (b)	4,752,377
28,500	SEI Investments Co	1,716,555
		19,260,714
	Chemicals - 0.84%
52,800	Air Products & Chemicals, Inc	3,905,088
81,000	Lyondell Chemical Co. (b)	2,427,570
		6,332,658
	Commercial Banks - 2.26%
123,660	Bank of America Corp	6,309,133
235,957	Commerce Bancorp, Inc. (b)	7,876,245
52,100	Wachovia Corp. (b)	2,868,105
		17,053,483
	Commercial Services & Supplies - 1.74%
68,800	ITT Educational Services, Inc. (a)(b)	5,606,512
66,700	Manpower, Inc. (b)	4,920,459
130,200	Steelcase, Inc. (b)	2,589,678
		13,116,649
	Communications Equipment - 5.39%
616,180	Cisco Systems, Inc. (a)	15,731,075
201,950	Motorola, Inc	3,568,457
455,201	QUALCOMM, Inc. (b)	19,418,875
13,900	Research In Motion Ltd. (a)(b)	1,897,211
		40,615,618

	Computers & Peripherals - 6.71%
160,400	Apple, Inc. (a)(b)	14,902,764
133,225	Dell, Inc. (a)	3,092,152
268,990	Hewlett-Packard Co.	10,797,259
92,990	International Business achines Corp.	8,765,237
355,475	Network Appliance, Inc. (a)	12,981,947
		50,539,359

	Consumer Finance - 1.68%
53,750	American Express Co	3,031,500
36,900	Capital One Financial Corp. (b)	2,784,474
168,080	SLM Corp. (b)	6,874,472
		12,690,446

	Diversified Financial Services - 1.42%
177,750	Citigroup, Inc.	9,125,685
35,600	The First Marblehead Corp	1,598,084
		10,723,769

	Electric Utilities - 0.40%
46,500	TXU Corp	2,980,650

	Electrical Equipment - 0.86%
51,400	Cooper Industries Ltd.	2,312,486
97,000	Emerson Electric Co	4,179,730
		6,492,216

	Electronic Equipment & Instruments - 0.99%
66,800	Avnet, Inc. (a)(b)	2,414,152
48,800	CDW Corp. (b)	2,997,784
71,650	Molex, Inc. (b)	2,020,530
		7,432,466

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services - 3.57%
76,150	Baker Hughes, Inc. (b)	$5,035,799
52,350	National-Oilwell, Inc. (a)(b)	4,072,307
257,240	Schlumberger Ltd. (b)	17,775,284
		26,883,390
	Food & Staples Retailing - 1.87%
69,900	Costco Wholesale Corp. (b)	3,763,416
87,600	CVS Corp. (b)	2,990,664
77,829	Walgreen Co. (b)	3,571,573
79,870	Wal-Mart Stores, Inc	3,749,896
		14,075,549
	Food Products - 0.51%
65,640	General Mills, Inc	3,821,561

	Health Care Equipment & Supplies - 2.83%
67,100	Dentsply International, Inc. (b)	2,197,525
50,600	Kinetic Concepts, Inc. (a)	2,562,384
88,100	Medtronic, Inc. (b)	4,322,186
52,300	St Jude Medical, Inc. (a)	1,967,003
184,617	Varian Medical Systems, Inc. (a)(b)	8,804,385
17,145	Zimmer Holdings, Inc. (a)	1,464,354
		21,317,837

	Health Care Providers & Services - 4.67%
83,900	Cerner Corp. (a)(b)	4,568,355
79,600	Coventry Health Care, Inc. (a)	4,461,580
140,900	McKesson Corp	8,248,286
66,040	Medco Health Solutions, Inc. (a)	4,789,881
151,100	UnitedHealth Group, Inc	8,003,767
62,900	Wellpoint, Inc. (a)	5,101,190
		35,173,059
	Hotels, Restaurants & Leisure - 0.81%
57,600	International Game Technology (b)	2,325,888
66,000	Yum! Brands, Inc. (b)	3,812,160
		6,138,048
	Household Durables - 0.63%
180,175	Pulte Homes, Inc. (b)	4,767,431

	Household Products - 2.00%
28,150	Colgate-Palmolive Co	1,880,138
111,500	Kimberly-Clark Corp	7,636,635
88,550	Procter & Gamble Co. (b)	5,592,818
		15,109,591

	Industrial Conglomerates - 2.53%
539,475	General Electric Co	19,075,836

	Insurance - 4.93%
70,600	ACE Ltd	4,028,436
80,250	Aflac, Inc	3,776,565
107,650	American International Group, Inc. (b)	7,236,233
46,600	Everest Re Group Ltd	4,481,522
33,700	Hartford Financial Services Group, Inc. (b)	3,221,046
40,700	MBIA, Inc	2,665,443
538,092	The Progressive Corp. (b)	11,741,167
		37,150,412

	Internet & Catalog Retail - 3.20%
316,965	Amazon.Com, Inc. (a)(b)	12,612,038
348,055	eBay, Inc. (a)(b)	11,538,023
		24,150,061

	Internet Software & Services - 2.15%
29,902	Google, Inc. (a)	13,699,900
18,030	VeriSign, Inc. (a)(b)	452,914
66,185	Yahoo!, Inc. (a)(b)	2,070,929
		16,223,743

	IT Services - 2.49%
207,900	Accenture Ltd	8,012,466
53,700	Automatic Data Processing, Inc	2,599,080
17,800	Cognizant Technology Solutions Corp. (a)(b)	1,571,206
28,400	DST Systems, Inc. (a)(b)	2,135,680
202,900	Western Union Co	4,453,655
		18,772,087

	Machinery - 2.93%
86,470	AGCO Corp. (a)(b)	3,196,796
207,400	Dover Corp	10,123,194
54,440	Gardner Denver, Inc. (a)	1,897,234
50,930	Manitowoc Co	3,235,583
50,500	Terex Corp. (a)	3,623,880
		22,076,687

	Media - 1.94%
82,250	The McGraw-Hill Companies, Inc. (b)	5,171,880
57,800	Omnicom Group, Inc	5,917,564
101,600	The Walt Disney Co. (b)	3,498,088
		14,587,532

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Metals & Mining - 0.98%
49,200	Alcoa, Inc	$1,667,880
52,600	Freeport-McMoRan Copper &
	Gold, Inc. (b)	3,481,594
31,200	Southern Copper Corp. (b)	2,235,792
		7,385,266
	Multiline Retail - 2.47%
62,170	Dollar Tree Stores, Inc. (a)	2,377,381
164,100	Kohl’s Corp. (a)(b)	12,571,701
62,200	Target Corp. (b)	3,685,972
		18,635,054
	Multi-Utilities - 0.77%
80,100	NRG Energy, Inc. (a)(b)	5,770,404
	Office Electronics - 0.26%
51,600	Zebra Technologies Corp. (a)(b)	1,992,276
	Oil & Gas - 1.58%
59,900	Apache Corp	4,234,930
111,900	ConocoPhillips	7,648,365
		11,883,295
	Pharmaceuticals - 7.08%
150,500	Abbott Laboratories	8,397,900
98,900	Amylin Pharmaceuticals, Inc. (a)(b)	3,694,904
311,700	Bristol-Myers Squibb Co	8,652,792
20,500	Eli Lilly & Co. (b)	1,101,055
143,100	Forest Laboratories, Inc. (a)(b)	7,361,064
95,600	Genzyme Corp. (a)(b)	5,737,912
44,970	Johnson & Johnson (b)	2,709,892
67,300	Merck & Co., Inc	2,972,641
382,900	Schering Plough Corp	9,767,779
59,000	Wyeth	2,951,770
		53,347,709
	Semiconductor &
	Semiconductor Equipment - 2.80%
141,600	Lam Research Corp. (a)(b)	6,703,344
104,300	Linear Technology Corp. (b)	3,294,837
72,940	MEMC Electronic Materials, Inc. (a)	4,418,705
112,410	Nvidia Corp. (a)	3,235,160
114,500	Texas Instruments, Inc. (b)	3,446,450
		21,098,496
	Software - 5.98%
204,555	Autodesk, Inc. (a)	7,691,268
92,510	BMC Software, Inc. (a)(b)	2,848,383
508,900	Microsoft Corp	14,183,043
518,800	Oracle Corp. (a)	9,405,844
183,488	Salesforce.com, Inc. (a)(b)	7,856,956
178,500	Symantec Corp. (a)(b)	3,088,050
		45,073,544
	Specialty Retail - 2.66%
83,200	AnnTaylor Stores Corp. (a)	3,226,496
96,400	The Gap Inc	1,659,044
75,600	Lowe’s Cos, Inc. (b)	2,380,644
125,210	Rent-A-Center, Inc. (a)	3,503,376
159,990	Ross Stores, Inc	5,503,656
146,275	Staples, Inc	3,779,746
		20,052,962
	Textiles, Apparel & Luxury Goods - 1.37%
137,370	Coach, Inc. (a)(b)	6,875,368
32,750	Nike, Inc	3,480,015
		10,355,383
	Thrifts & Mortgage Finance - 1.08%
242,120	Countrywide Financial Corp. (b)	8,144,917
	Tobacco - 1.34%
114,700	Altria Group, Inc	10,071,807

	Total Common Stocks
	(Cost $673,571,837)	739,823,352
	INVESTMENT COMPANIES - 0.37%
	Investment Company - 0.37%
49,800	iShares Russell 1000 Growth
	Index Fund	2,771,370
	Total Investment Companies
	(Cost $2,769,518)	2,771,370
	SHORT TERM INVESTMENTS - 1.87%
	Money Market Funds - 1.87%
14,110,418	Federated Prime Obligations Fund
	5.18%, 01/01/2050 (d)	14,110,418
	Total Short Term Investments
	(Cost $14,110,418)	14,110,418

 See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 31.44%
	COMMERCIAL PAPER - 13.31%
$10,951,451	Antalis Funding,
	5.37%, 04/10/07 (c)	$10,933,514
821,359	Chesham Finance LLC,
	5.46%, 04/02/07 (c)	820,985
9,582,519	Concord Minutemen Capital Co.,
	5.30%, 04/04/07 (c) (d)	9,582,519
2,464,076	Duke Funding,
	5.32%, 04/20/07 (c)	2,453,193
9,034,947	Duke Funding,
	5.32%, 04/13/07 (c)	8,995,080
9,582,519	Fenway Funding LLC,
	5.48%, 04/02/07 (c)	9,578,143
10,951,451	KKR Atlantic Funding Trust,
	5.33%, 04/23/07 (c)	10,901,375
8,213,588	Laguna Corp.,
	5.34%, 05/31/07 (c)	8,102,969
9,856,306	Mortgage Interest Networking Trust,
	5.52%, 04/02/07 (c)	9,851,772
4,654,367	Ocala Funding,
	5.33%, 04/20/07 (c)	4,633,084
4,928,153	Rams Funding LLC,
	5.33%, 04/24/07 (c)	4,907,073
8,213,588	Thornburg Mortgage Capital LLC,
	5.33%, 04/13/07 (c)	8,177,311
8,213,588	Valcour Bay Capital LLC,
	5.36%, 04/02/07 (c)	8,106,170
3,285,435	Valcour Bay Capital LLC,
	5.34%, 04/02/07 (c)	3,272,326
	Total Commercial Paper
	(Cost $100,315,514)	100,315,514
	CORPORATE BONDS AND NOTES - 0.80%
2,737,863	Bayerische Landesbank,
	5.37%, 12/24/15	2,737,863
3,285,435	Metlife Global, 5.42%, 04/28/08	3,285,435
	Total Corporate Bonds and Notes
	(Cost $6,023,298)	6,023,298

Principal		Market
Amount		Value
	CORPORATE PAYDOWN
	SECURITIES - 1.34%
$2,737,863	Duke Funding, 5.43%, 04/08/07 (c)	$2,737,863
7,343,649	Leafs LLC, 5.32%, 04/20/07 (c). . .	7,343,649
	Total Corporate Paydown Securities
	(Cost $10,081,512)	10,081,512

Number of
Shares
	MUTUAL FUNDS - 0.19%
1,478,093	AIM STIT-Liquid Assets Portfolio	1,478,093
	Total Mutual Funds
	(Cost $1,478,093)	1,478,093

Principal
Amount

	REPURCHASE AGREEMENTS - 15.80%
$5,475,725	Bear Stearns Repurchase Agreement,
	5.56%, 04/02/07 (Collateralized
	by non-U.S. Government debt
	securities, value $5,724,117, 5.82%
	to 6.37%, 01/01/12 to 03/01/17)	5,475,725
13,689,314	Cantor Fitzgerald Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $14,450,393, 4.00% to
	7.50%, 06/01/08 to 03/01/37)	13,689,314
13,689,314	Cantor Fitzgerald Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S. Government
	Agency Issues, value $13,900,328,
	4.50% to 9.00%, 01/01/08 to
	03/01/37)	13,689,314
27,378,627	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $27,775,848, 0.00% to
	9.16%, 10/15/22 to 02/25/37)	27,378,627
2,737,863	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S. Government
	debt securities, value $2,874,520,
	6.25%, 02/25/37)	2,737,863

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$2,737,863	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $2,860,830, 6.25%,
	02/25/37)	$2,737,863
2,737,863	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S. Government
	Agency Issues, value $2,787,410,
	0.00%, 04/25/37)	2,737,863
1,368,931	Merrill Lynch Repurchase
	Agreement, 5.37%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $1,390,683, 5.50%,
	03/01/37)	1,368,931
49,281,528	Morgan Stanley Repurchase
	Agreement, 5.51%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $52,995,041, 0.00% to 6.99%,
	11/20/08 to 09/20/43)	49,281,528
	Total Repurchase Agreements
	(Cost $119,097,028)	119,097,028
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $236,995,445)	236,995,445
	Total Investments
	(Cost $927,447,218) - 131.85%	993,700,585
	Liabilities in Excess of
	Other Assets - (31.85)%	(240,062,282)
	TOTAL NET
	ASSETS - 100.00%	$753,638,303

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $110,397,026, which represents 14.65% of total net assets.

(d)	Variable Rate Security. The rate shown is the rate in effect on March 31, 2007.

See notes to financial statements.

AssetMark Large Cap Value Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 1000 VALUE INDEX – An unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP VALUE FUNDS INDEX – The Lipper Large-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Large-Cap Value Funds Category. These funds, by portfolio practice, invest at least 75% of equity assets in companies with market capitalizations (on three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500® Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500® Index.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Large Cap Value Fund	15.32%	7.12%	6.77%
Russell 1000 Value Index	16.83%	10.25%	8.76%
Lipper Large-Cap Value Funds Index	14.14%	7.42%	5.81%

Number of		Market
Shares		Value
	COMMON STOCKS - 95.92%
	Aerospace & Defense - 0.96%
88,200	Northrop Grumman Corp.	$6,546,204
	Auto Components - 0.95%
1,038,246	Delphi Corp. (a)(b)	3,010,913
36,500	Johnson Controls, Inc. (b)	3,453,630
		6,464,543
	Automobiles - 3.94%
888,836	Ford Motor Co. (b)	7,012,916
453,125	General Motors Corp. (b)	13,883,750
101,650	Harley-Davidson, Inc. (b)	5,971,938
		26,868,604
	Beverages - 1.29%
64,300	Anheuser-Busch Companies, Inc. (b)	3,244,578
156,800	Coca-Cola Enterprises, Inc.	3,175,200
29,350	Diageo PLC - ADR	2,375,882
		8,795,660
	Building Products - 0.41%
103,100	Masco Corp. (b)	2,824,940
	Capital Markets - 1.91%
37,770	Ameriprise Financial, Inc.	2,158,178
132,600	Lehman Brothers Holdings, Inc. (b)	9,291,282
37,200	Mellon Financial Corp. (b)	1,604,808
		13,054,268
	Chemicals - 2.46%
294,270	The Dow Chemical Co.	13,495,222
46,400	PPG Industries, Inc. (b)	3,262,384
		16,757,606
	Commercial Banks - 5.95%
189,800	Bank of America Corp	9,683,596
141,130	Fifth Third Bancorp (b)	5,460,320
57,709	HSBC Holdings PLC - ADR (b)	5,067,427
186,910	Popular, Inc. (b)	3,095,229
237,134	Wachovia Corp.	13,054,227
123,600	Wells Fargo & Co.	4,255,548
		40,616,347
	Commercial Services & Supplies - 1.05%
14,150	Dun & Bradstreet Corp.	1,290,480
279,480	H&R Block, Inc. (b)	5,880,259
		7,170,739
	Communications Equipment - 0.87%
501,689	Alcatel SA - ADR (b)	$5,929,964
	Computers & Peripherals - 2.16%
287,730	Dell, Inc. (a)	6,678,213
79,500	Hewlett-Packard Co.	3,191,130
51,690	International Business
	Machines Corp.	4,872,300
		14,741,643
	Construction Materials - 0.23%
13,550	Vulcan Materials Co. (b)	1,578,304
	Consumer Finance - 1.69%
148,300	American Express Co.	8,364,120
76,700	SLM Corp.	3,137,030
		11,501,150
	Containers & Packaging - 0.62%
133,200	Sealed Air Corp.	4,209,120
	Diversified Financial Services - 3.40%
266,770	Citigroup, Inc.	13,695,972
152,738	J.P. Morgan Chase & Co.	7,389,464
34,350	Moody’s Corp. (b)	2,131,761
		23,217,197
	Diversified Telecommunication
	Services - 4.87%
336,742	AT&T Inc. (b)	13,277,737
108,100	Sprint Corp. (b)	2,049,576
472,865	Verizon Communications, Inc. (b)	17,931,041
		33,258,354
	Electric Utilities - 1.92%
69,000	Edison International	3,389,970
151,600	TXU Corp.	9,717,560
		13,107,530
	Energy Equipment & Services - 1.71%
109,600	GlobalSantaFe Corp. (b)	6,760,128
107,500	Halliburton Co.	3,412,050
18,600	Transocean, Inc. (a)	1,519,620
		11,691,798
	Food & Staples Retailing - 4.06%
121,100	Costco Wholesale Corp. (b)	6,520,024
67,217	CVS Corp.	2,294,788
165,596	The Kroger Co. (b)	4,678,087
140,285	Safeway, Inc. (b)	5,140,042

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food & Staples Retailing (Continued)
151,410	Supervalu, Inc. (b)	$5,915,589
67,250	Wal-Mart Stores, Inc	3,157,388
		27,705,918
	Food Products - 1.33%
91,600	Archer-Daniels-Midland Co. (b)	3,361,720
338,860	Sara Lee Corp.	5,733,511
		9,095,231
	Health Care Equipment & Supplies - 0.79%
369,220	Boston Scientific Corp. (a)	5,368,459
	Health Care Providers & Services - 1.89%
23,650	Cardinal Health, Inc.	1,725,268
44,800	Cigna Corp.	6,391,168
427,500	Tenet Healthcare Corp. (a)(b)	2,748,825
38,900	UnitedHealth Group, Inc.	2,060,533
		12,925,794
	Hotels, Restaurants & Leisure - 0.96%
69,000	Carnival Corp. (b)	3,233,340
73,000	McDonald’s Corp.	3,288,650
		6,521,990
	Household Durables - 1.10%
40,500	Fortune Brands, Inc.	3,192,210
50,860	Whirlpool Corp. (b)	4,318,523
		7,510,733
	Household Products - 1.19%
94,800	Kimberly-Clark Corp	6,492,852
25,900	Procter & Gamble Co. (b)	1,635,844
		8,128,696
	Industrial Conglomerates - 2.03%
42,000	3M Co. (b)	3,210,060
91,400	General Electric Co.	3,231,904
234,050	Tyco International Ltd.	7,384,278
		13,826,242
	Insurance - 9.27%
212,600	The Allstate Corp.	12,768,756
110,100	American International Group, Inc.	7,400,922
32,350	AON Corp.	1,228,006
1,703	Berkshire Hathaway, Inc. (a)(b)	6,198,920
138,880	Conseco, Inc. (a)(b)	2,402,624
88,200	Loews Corp.	4,006,926

	Insurance (Continued)
131,860	Marsh & McLennan
	Companies, Inc. (b)	$3,862,179
159,800	Metlife, Inc.	10,091,370
154,900	The Progressive Corp. (b)	3,379,918
31,866	Transatlantic Holdings, Inc. (b)	2,075,114
189,700	Travelers Companies, Inc.	9,820,769
		63,235,504
	IT Services - 1.20%
59,637	Electronic Data Systems Corp.	1,650,752
83,325	Iron Mountain, Inc. (a)	2,177,283
515,175	Unisys Corp. (a)(b)	4,342,925
		8,170,960
	Leisure Equipment & Products - 0.81%
245,286	Eastman Kodak Co. (b)	5,533,652
	Machinery - 1.44%
57,600	Deere & Co. (b)	6,257,664
48,500	Paccar, Inc. (b)	3,559,900
		9,817,564
	Media - 4.93%
211,800	CBS Corp. (b)	6,478,962
216,525	Comcast Corp. (a)	5,514,892
221,725	Gannett Co., Inc.	12,480,900
10,493	Idearc, Inc.	368,304
17,890	McClatchy Co.	565,503
135,700	News Corp.	3,137,384
158,380	Tribune Co. (b)	5,085,582
		33,631,527
	Metals & Mining - 1.49%
197,670	Alcoa, Inc.	6,701,013
52,100	Freeport-McMoRan Copper &
	Gold, Inc.	3,448,499
		10,149,512
	Multiline Retail - 0.55%
82,600	Federated Department Stores (b)	3,721,130
	Office Electronics - 0.66%
265,230	Xerox Corp. (a)	4,479,735
	Oil & Gas - 9.09%
146,300	Apache Corp.	10,343,410
306,152	ConocoPhillips (b)	20,925,489
58,100	Devon Energy Corp. (b)	4,021,682
103,795	El Paso Corp.	1,501,914

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Oil & Gas (Continued)
50,750	EOG Resources, Inc. (b)	$3,620,505
288,900	Occidental Petroleum Corp. (b)	14,245,659
113,900	Valero Energy Corp.	7,345,411
		62,004,070
	Pharmaceuticals - 6.45%
232,324	Bristol-Myers Squibb Co.	6,449,314
104,900	Johnson & Johnson	6,321,274
271,530	Merck & Co., Inc. (b)	11,993,480
470,616	Pfizer, Inc.	11,887,760
237,795	Schering Plough Corp.	6,066,151
25,935	Wyeth	1,297,528
		44,015,507
	Road & Rail - 0.47%
40,000	Burlington Northern Santa Fe
	Corp. (b)	3,217,200
	Semiconductor &
	Semiconductor Equipment - 1.83%
356,200	Intel Corp.	6,814,106
471,166	Micron Technology, Inc. (a)	5,691,685
		12,505,791
	Software - 1.30%
319,530	Microsoft Corp.	8,905,301
	Specialty Retail - 0.47%
124,300	Limited Brands, Inc.	3,239,258
	Thrifts & Mortgage Finance - 3.64%
176,700	Countrywide Financial Corp. (b)	5,944,188
157,900	Federal Home Loan Mortgage
	Corp. (b)	9,393,471
236,200	Washington Mutual, Inc. (b)	9,537,756
		24,875,415
	Tobacco - 2.58%
200,761	Altria Group, Inc.	17,628,823
	Total Common Stocks
	(Cost $554,199,127)	654,547,983
	SHORT TERM INVESTMENTS - 4.00%
	Money Market Funds - 4.00%
27,337,235	Federated Prime Obligations Fund
	5.18%, 01/01/2050 (d)	27,337,235
	Total Short Term Investments
	(Cost $27,337,235)	27,337,235

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 29.69%
	COMMERCIAL PAPER - 12.57%
$9,362,832	Antalis Funding,
	5.37%, 04/10/07 (c)	$9,347,498
702,212	Chesham Finance LLC,
	5.46%, 04/02/07 (c)	701,893
8,192,478	Concord Minutemen Capital Co.,
	5.30%, 04/04/07 (c)(d)	8,192,478
2,106,637	Duke Funding,
	5.32%, 04/20/07 (c)	2,097,333
7,724,335	Duke Funding,
	5.32%, 04/13/07 (c)	7,690,252
8,192,478	Fenway Funding LLC,
	5.48%, 04/02/07 (c)	8,188,737
9,362,832	KKR Atlantic Funding Trust,
	5.33%, 04/23/07 (c)	9,320,020
7,022,124	Laguna Corp.,
	5.34%, 05/31/07 (c)	6,927,552
8,426,548	Mortgage Interest Networking Trust,
	5.52%, 04/02/07 (c)	8,422,671
3,979,204	Ocala Funding,
	5.33%, 04/20/07 (c)	3,961,008
4,213,274	Rams Funding LLC,
	5.33%, 04/24/07 (c)	4,195,252
7,022,124	Thornburg Mortgage Capital LLC,
	5.33%, 04/13/07 (c)	6,991,109
7,022,124	Valcour Bay Capital LLC,
	5.36%, 04/02/07 (c)	6,930,288
2,808,850	Valcour Bay Capital LLC,
	5.34%, 04/02/07 (c)	2,797,642
	Total Commercial Paper
	(Cost $85,763,733)	85,763,733
	CORPORATE BONDS AND NOTES - 0.75%
2,340,708	Bayerische Landesbank,
	5.37%, 12/24/15	2,340,708
2,808,850	Metlife Global, 5.42%, 04/28/08	2,808,850
	Total Corporate Bonds and Notes
	(Cost $5,149,558)	5,149,558
	CORPORATE PAYDOWN
	SECURITIES - 1.26%
2,340,708	Duke Funding, 5.43%, 04/08/07 (c)	2,340,708
6,278,379	Leafs LLC, 5.32%, 04/20/07 (c)	6,278,379
	Total Corporate Paydown Securities
	(Cost $8,619,087)	8,619,087

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Number of		Market
Shares		Value
	MUTUAL FUNDS - 0.19%
1,263,681	AIM STIT-Liquid Assets Portfolio	$1,263,681
	Total Mutual Funds
	(Cost $1,263,681)	1,263,681

Principal
Amount
	REPURCHASE AGREEMENTS - 14.92%
$4,681,416	Bear Stearns Repurchase Agreement,
	5.56%, 04/02/07 (Collateralized
	by non-U.S. Government debt
	securities, value $4,893,775, 5.82%
	to 6.37%, 01/01/12 to 03/01/17)	4,681,416
11,703,540	Cantor Fitzgerald Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $12,354,217, 4.00% to
	7.50%, 06/01/08 to 03/01/37) .	11,703,540
11,703,540	Cantor Fitzgerald Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $11,883,945, 4.50% to
	9.00%, 01/01/08 to 03/01/37)	11,703,540
23,407,080	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $23,746,680, 0.00% to
	9.16%, 10/15/22 to 02/25/37)	23,407,080
2,340,708	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $2,457,541, 6.25%,
	02/25/37)	2,340,708
2,340,708	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $2,445,838, 6.25%,
	02/25/37)	2,340,708

Principal		Market
Amount		Value
$2,340,708	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $2,383,068, 0.00%,
	04/25/37)	$2,340,708
1,170,354	Merrill Lynch Repurchase
	Agreement, 5.37%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $1,188,950, 5.50%,
	03/01/37)	1,170,354
42,132,743	Morgan Stanley Repurchase
	Agreement, 5.51%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $45,307,574, 0.00% to
	6.99%, 11/20/28 to 09/20/43)	42,132,743
	Total Repurchase Agreements
	(Cost $101,820,797)	101,820,797
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $202,616,856)	202,616,856
	Total Investments
	(Cost $784,153,218) - 129.61%	884,502,074
	Liabilities in Excess of
	Other Assets - (29.61)%	(202,093,096)
TOTAL NET
ASSETS - 100.00%	$682,408,978

Percentages are stated as a percent of net assets.
ADR -	American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $94,382,820, which
represents 13.83% of total net assets.
(d)	Variable Rate Security. The rate shown is the rate in effect on
March 31, 2007.

See notes to financial statements.

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 2500 GROWTH INDEX - An unmanaged index which measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL MID-CAP GROWTH INDEX - Measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation.

LIPPER SMALL-CAP GROWTH FUNDS INDEX - The Lipper Small-Cap Growth Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Growth Funds Category. These funds, by portfolio practice, invest 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically have an above average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.

LIPPER MID-CAP GROWTH FUNDS INDEX - Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Mid-Cap Growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. These funds will normally have an above-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Small/Mid Cap Growth Fund	4.84%	6.21%	3.38%
Russell 2500 Growth Index	4.44%	9.13%	5.74%
Russell Mid-Cap Growth Index	6.90%	9.45%	6.22%
Lipper Small-Cap Growth Funds Index	1.96%	7.26%	4.48%
Lipper Mid-Cap Growth Funds Index	6.22%	7.70%	4.23%

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2007

Number of		Market
Shares		Value
	COMMON STOCKS - 98.99%
	Aerospace & Defense - 5.92%
19,600	Armor Holdings, Inc. (a)(b)	$1,319,668
81,643	BE Aerospace, Inc. (a)(b)	2,588,083
25,700	Ceradyne, Inc. (a)(b)	1,406,818
30,325	Precision Castparts Corp. (b)	3,155,316
52,800	Spirit Aerosystems Holdings, Inc. (a)	1,681,680
		10,151,565
	Airlines - 1.43%
13,200	AMR Corp. (a)(b)	401,940
31,800	Continental Airlines, Inc. (a)(b)	1,157,202
19,600	US Airways Group, Inc. (a)	891,408
		2,450,550
	Auto Components - 0.23%
22,800	Standard Motor Products, Inc. (b)	389,196
	Banks - 0.87%
45,855	Signature Bank (a)	1,492,122
	Beverages - 0.64%
11,500	Molson Coors Brewing Co. (b)	1,088,130
	Biotechnology - 1.42%
11,500	Kendle International, Inc. (a)	408,480
85,575	Keryx Biopharmaceuticals,
	Inc. (a)(b)	900,249
45,275	Lifecell Corp. (a)(b)	1,130,517
		2,439,246

	Capital Markets - 2.37%
21,330	Affiliated Managers Group, Inc. (a)(b)	2,311,105
4,368	Evercore Partners, Inc.	136,238
23,869	GFI Group Inc. (a)(b)	1,622,376
		4,069,719
	Chemicals - 1.98%
33,200	CF Industries Holdings, Inc.	1,279,860
24,700	Headwaters, Inc. (a)(b)	539,695
8,500	Lubrizol Corp.	438,005
25,300	OM Group, Inc. (a)	1,130,404
		3,387,964
	Commercial Services & Supplies - 7.89%
30,805	American Reprographics Co. (a)	948,486
8,895	The Corporate Executive Board Co.	675,664
12,400	Dun & Bradstreet Corp.	1,130,880
11,300	First Advantage Corp. (a)	270,861
95,259	InnerWorkings, Inc. (a)(b)	1,124,056

	Commercial Services & Supplies (Continued)
16,500	ITT Educational Services, Inc. (a)(b)	$1,344,585
37,184	Kenexa Corp. (a)(b)	1,157,538
15,770	Sotheby’s Holdings	701,450
12,200	Strayer Education, Inc.	1,525,000
88,228	TeleTech Holdings, Inc. (a)(b)	3,237,085
35,900	United Rentals, Inc. (a)	987,250
6,600	Volt Information Sciences, Inc. (a)(b)	172,854
5,200	Watson Wyatt Worldwide, Inc. (b)	252,980
		13,528,689
	Communications Equipment - 3.10%
9,400	Avocent Corp. (a)	253,518
25,400	Belden CDT, Inc. (b)	1,361,186
20,040	Ciena Corp. (a)	560,118
38,621	CommScope, Inc. (a)(b)	1,656,841
12,000	NICE Systems Ltd. - ADR (a)	408,240
38,805	Riverbed Technology, Inc. (a)(b)	1,072,570
		5,312,473

	Computers & Peripherals - 0.67%
83,800	Brocade Communications Systems,
	Inc. (a)(b)	797,776
7,500	Diebold, Inc.	357,825
		1,155,601
	Construction & Engineering - 1.41%
15,900	EMCOR Group, Inc. (a)	937,782
31,600	Jacobs Engineering Group, Inc. (a)	1,474,140
		2,411,922
	Containers & Packaging - 0.33%
8,400	Aptargroup, Inc.	562,212
	Distributors - 0.15%
14,000	Building Material Holding Corp. (b)	253,540
	Diversified Financial Services - 3.39%
31,600	The First Marblehead Corp.	1,418,524
9,490	Huron Consulting Group, Inc. (a)	577,372
31,011	International Securities Exchange
	Holdings, Inc. (b)	1,513,337
25,000	NewStar Financial, Inc. (a)(b)	419,000
13,848	Nymex Holdings, Inc. (a)(b)	1,880,004
		5,808,237
	Diversified Telecommunication Services - 3.35%
62,635	Cbeyond Communications, Inc. (a)(b)	1,837,085
57,416	Cogent Comm Group, Inc. (a)	1,356,740

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Diversified Telecommunication
	Services (Continued)
11,500	Consolidated Communications
	Holdings, Inc.	$228,735
154,700	Level 3 Communications, Inc. (a)(b)	943,670
66,270	Time Warner Telecom, Inc. (a)(b)	1,376,428
		5,742,658
	Electrical Equipment - 1.00%
26,000	Thomas & Betts Corp. (a)	1,269,320
10,900	Woodward Governor Co. (b)	448,753
		1,718,073
	Electronic Equipment & Instruments - 1.28%
10,900	Anixter International, Inc. (a)(b)	718,746
22,580	Itron, Inc. (a)	1,468,603
		2,187,349
	Energy Equipment & Services - 4.62%
90,700	Dresser-Rand Group, Inc. (a)	2,762,722
22,000	Helix Energy Solutions Group,
	Inc. (a)(b)	820,380
42,800	Input/Output, Inc. (a)(b)	589,784
40,700	Pride International, Inc. (a)(b)	1,225,070
10,400	Superior Energy Services, Inc. (a)	358,488
23,700	Tidewater, Inc. (b)	1,388,346
16,375	W-H Energy Services, Inc. (a)	765,368
		7,910,158
	Food Products - 0.95%
12,800	Ralcorp Holdings, Inc. (a)(b)	823,040
67,005	SunOpta, Inc. (a)	797,360
		1,620,400
	Gas Utilities - 0.57%
8,300	Northwest Natural Gas Co. (b)	379,061
13,600	Suburban Propane Partners LP	598,400
		977,461
	Health Care Equipment & Supplies - 2.88%
62,190	Conceptus, Inc. (a)(b)	1,243,800
6,900	Cutera, Inc. (a)	249,711
28,465	Hologic, Inc. (a)	1,640,722
6,345	Intuitive Surgical, Inc. (a)(b)	771,362
6,200	Mentor Corp. (b)	285,200
28,100	Zoll Medical Corp. (a)	748,865
		4,939,660

	Health Care Providers & Services - 5.22%
25,985	The Advisory Board Co. (a)(b)	$1,315,361
49,378	Allscripts Healthcare Solutions,
	Inc. (a)(b)	1,323,824
42,100	Apria Healthcare Group, Inc. (a)	1,357,725
9,000	Coventry Health Care, Inc. (a)	504,450
64,605	Psychiatric Solutions, Inc. (a)(b)	2,604,228
60,135	Radiation Therapy Services,
	Inc. (a)(b)	1,842,536
		8,948,124
	Health Care Technology - 0.01%
547	Vital Images, Inc. (a)	18,193
	Hotels, Restaurants & Leisure - 3.00%
4,700	CEC Entertainment, Inc. (a)	195,238
12,815	Chipotle Mexican Grill, Inc. (a)(b)	795,812
18,400	Dominos Pizza, Inc.	597,448
11,500	Gaylord Entertainment Co. (a)(b)	608,005
15,700	Jack in the Box, Inc. (a)	1,085,341
63,733	Pinnacle Entertainment, Inc. (a)(b)	1,852,718
		5,134,562

	Household Durables - 0.59%
8,100	Snap-On, Inc.	389,610
24,100	Tempur-Pedic International, Inc.	626,359
		1,015,969
	Industrial Conglomerates - 0.59%
14,900	Teleflex, Inc. (b)	1,014,243
	Insurance - 0.86%
10,500	Hilb Rogal & Hobbs Co. (b)	515,025
4,500	Reinsurance Group Of America	259,740
21,000	WR Berkley Corp.	695,520
		1,470,285
	Internet & Catalog Retail - 0.93%
30,500	Nutri Systems, Inc. (a)(b)	1,598,505
	Internet Software & Services - 2.78%
64,700	DealerTrack Holdings, Inc. (a)	1,987,584
12,825	Equinix, Inc. (a)	1,098,205
36,200	Interwoven, Inc. (a)(b)	611,780
59,356	Switch & Data Facilities Co. (a)	1,075,530
		4,773,099
	IT Services - 1.45%
11,900	Convergys Corp. (a)	302,379
13,700	SYKES Enterprises, Inc. (a)	249,888

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	IT Services (Continued)
22,414	Syntel, Inc.	$776,645
31,575	Verifone Holdings, Inc. (a)	1,159,750
		2,488,662
	Leisure Equipment & Products - 1.75%
44,000	Marvel Entertainment, Inc. (a)(b)	1,221,000
59,200	Mattel, Inc.	1,632,144
3,800	RC2 Corp. (a)(b)	153,482
		3,006,626
	Machinery - 0.78%
52,097	Force Protection, Inc. (a)(b)	977,340
5,100	Gardner Denver, Inc. (a)	177,735
5,000	Robbins & Myers, Inc.	186,450
		1,341,525
	Media - 3.01%
14,300	Dreamworks Animation
	Skg, Inc. (a)(b)	437,294
9,320	Focus Media Holding Ltd - ADR (a)	731,247
15,900	Lee Enterprises, Inc. (b)	477,795
23,100	Meredith Corp. (b)	1,325,709
35,800	Scholastic Corp. (a)(b)	1,113,380
69,600	Sinclair Broadcast Group, Inc. (b)	1,075,320
		5,160,745

	Metals & Mining - 1.17%
6,700	Alliance Resource Partners L.P.	254,064
5,100	Brush Engineered Materials,
	Inc. (a)(b)	247,197
92,500	USEC, Inc. (a)	1,503,125
		2,004,386
	Multiline Retail - 0.69%
12,000	Dollar Tree Stores, Inc. (a)(b)	458,880
24,700	Family Dollar Stores, Inc. (b)	731,614
		1,190,494
	Oil & Gas - 2.14%
33,050	ATP Oil & Gas Corp. (a)(b)	1,242,680
2,800	Oneok Partners L.P.	189,000
61,375	Parallel Petroleum Corp. (a)(b)	1,408,556
11,300	Penn Virginia Corp.	829,420
		3,669,656

	Personal Products - 1.95%
40,939	Bare Escentuals, Inc. (a)	$1,468,482
6,900	Chattem, Inc. (a)(b)	406,686
27,800	NBTY, Inc. (a)(b)	1,474,512
		3,349,680
	Pharmaceuticals - 2.51%
27,100	Bradley Pharmaceuticals, Inc. (a)	520,049
21,830	Medicis Pharmaceutical (b)	672,801
18,700	Mylan Laboratories, Inc. (b)	395,318
24,975	Shire PLC - ADR	1,545,952
39,600	Theravance, Inc. (a)(b)	1,168,200
		4,302,320
	Real Estate - 3.24%
6,500	Capital Trust, Inc. (b)	296,205
42,740	CB Richard Ellis Group, Inc. (a)	1,460,853
15,700	Cedar Shopping Centers, Inc.	254,340
5,000	Hospitality Properties Trust	234,000
5,700	Jones Lang LaSalle, Inc.	594,396
24,900	KKR Financial Corp. (b)	683,007
38,900	Luminent Mortgage Capital, Inc.	347,766
8,000	Newcastle Investment Corp. (b)	221,840
23,200	NorthStar Realty Finance Corp.	352,872
8,400	RAIT Investment Trust	234,696
16,700	Redwood Trust, Inc. (b)	871,406
		5,551,381

	Semiconductor &
	Semiconductor Equipment - 5.69%
75,800	Amkor Technology, Inc. (a)	945,984
293,685	Applied Micro Circuits Corp. (a)	1,071,950
31,600	Atmel Corp. (a)	158,948
16,500	Cymer, Inc. (a)(b)	685,575
76,400	Genesis Microchip, Inc. (a)(b)	709,756
36,200	Lattice Semiconductor Corp. (a)	211,770
34,940	Netlogic Microsystems, Inc. (a)(b)	930,103
11,750	Novellus Systems, Inc. (a)(b)	376,235
16,600	Sigma Designs, Inc. (a)(b)	435,916
59,755	Tessera Technologies, Inc. (a)(b)	2,374,664
34,565	Varian Semiconductor Equipment
	Associates, Inc. (a)(b)	1,845,079
		9,745,980

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Software - 6.09%
62,145	Activision, Inc. (a)(b)	$1,177,026
64,450	Blackboard, Inc. (a)(b)	2,167,454
49,490	Commvault Systems, Inc. (a)(b)	801,738
12,800	MicroStrategy, Inc. (a)(b)	1,617,792
41,985	Nuance Communications, Inc. (a)(b)	642,790
78,548	Opsware, Inc. (a)(b)	569,473
21,100	Progress Software Corp. (a)	658,320
43,025	THQ, Inc. (a)	1,471,025
29,100	TIBCO Software, Inc. (a)(b)	247,932
41,690	Ultimate Software Group, Inc. (a)	1,091,861
		10,445,411
	Specialty Retail - 5.71%
33,100	Aeropostale, Inc. (a)	1,331,613
94,587	GameStop Corp. - Class A (a)	3,080,698
37,534	Hibbett Sports, Inc. (a)	1,073,097
22,900	Jo-Ann Stores, Inc. (a)	624,025
21,000	Maidenform Brands, Inc. (a)	484,470
23,300	Payless Shoesource, Inc. (a)(b)	773,560
46,745	Urban Outfitters, Inc. (a)(b)	1,239,210
29,355	Zumiez, Inc. (a)(b)	1,177,723
		9,784,396

	Textiles, Apparel & Luxury Goods - 1.48%
3,000	Columbia Sportswear Co.	186,930
18,500	Deckers Outdoor Corp. (a)(b)	1,313,870
20,900	Oxford Industries, Inc. (b)	1,033,296
		2,534,096
	Thrifts & Mortgage Finance - 0.10%
7,500	Washington Federal, Inc.	175,950
	Wireless Telecommunication Services - 0.80%
46,100	SBA Communications
	Corp. - Class A (a)(b)	1,362,255
	Total Common Stocks
	(Cost $147,885,713)	169,683,468
	SHORT TERM INVESTMENTS - 2.42%
	Money Market Funds - 2.42%
3,289.135	Federated Prime Obligations Fund
	5.18%, 01/01/2050 (d)	3,289,135
	Total Short Term Investments
	(Cost $3,289,135)	3,289,135

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 33.80%
	COMMERCIAL PAPER - 14.31%
$2,677,125	Antalis Funding,
	5.37%, 04/10/07 (c)	$2,672,741
200,784	Chesham Finance LLC,
	5.46%, 04/02/07 (c)	200,693
2,342,485	Concord Minutemen Capital Co.,
	5.30%, 04/04/07 (c)(d)	2,342,485
602,353	Duke Funding,
	5.32%, 04/20/07 (c)	599,693
2,208,629	Duke Funding,
	5.32%, 04/13/07 (c)	2,198,883
2,342,485	Fenway Funding LLC,
	5.48%, 04/02/07 (c)	2,341,415
2,677,125	KKR Atlantic Funding Trust,
	5.33%, 04/23/07 (c)	2,664,885
2,007,844	Laguna Corp.,
	5.34%, 05/31/07 (c)	1,980,803
2,409,413	Mortgage Interest Networking Trust,
	5.52%, 04/02/07 (c)	2,408,305
1,137,778	Ocala Funding,
	5.33%, 04/20/07 (c)	1,132,576
1,204,707	Rams Funding LLC,
	5.33%, 04/24/07 (c)	1,199,554
2,007,844	Thornburg Mortgage Capital LLC,
	5.33%, 04/13/07 (c)	1,998,976
2,007,844	Valcour Bay Capital LLC,
	5.36%, 04/02/07 (c)	1,981,586
803,138	Valcour Bay Capital LLC,
	5.34%, 04/02/07 (c)	799,933
	Total Commercial Paper
	(Cost $24,522,528)	24,522,528
	CORPORATE BONDS AND NOTES - 0.86%

669,281	Bayerische Landesbank,
	5.37%, 12/24/15	669,281
803,138	Metlife Global, 5.42%, 04/28/08	803,138
	Total Corporate Bonds and Notes
	(Cost $1,472,419)	1,472,419
	CORPORATE PAYDOWN
	SECURITIES - 1.44%
669,281	Duke Funding, 5.43%, 04/08/07 (c)	669,281
1,795,184	Leafs LLC, 5.32%, 04/20/07 (c)	1,795,184
	Total Corporate Paydown Securities
	(Cost $2,464,465)	2,464,465

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2007

Number of		Market
Shares		Value
	MUTUAL FUNDS - 0.21%
361,326	AIM STIT-Liquid Assets Portfolio	$361,326
	Total Mutual Funds
	(Cost $361,326)	361,326

Principal
Amount
	REPURCHASE AGREEMENTS - 16.98%
$1,338,563	Bear Stearns Repurchase Agreement,
	5.56%, 04/02/07 (Collateralized
	by non-U.S. Government debt
	securities, value $1,399,283, 5.82%
	to 6.37%, 01/01/12 to 03/01/17).	1,338,563
3,346,407	Cantor Fitzgerald Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $3,532,456, 4.00% to
	7.50%, 06/01/08 to 03/01/37)	3,346,407
3,346,407	Cantor Fitzgerald Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $3,397,991, 4.50% to
	9.00%, 01/01/08 to 03/01/37)	3,346,407
6,692,816	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $6,789,917, 0.00% to
	9.16%, 10/15/22 to 02/25/37)	6,692,816
669,282	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $702,688, 6.25%, 02/25/37)	669,282
669,282	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $699,341, 6.25%, 02/25/37)	669,282

Principal		Market
Amount		Value
$669,282	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $681,394, 0.00%, 04/25/37)	$669,282
334,641	Merrill Lynch Repurchase
	Agreement, 5.37%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $339,958, 5.50%, 3/01/37) .	334,641
12,047,066	Morgan Stanley Repurchase
	Agreement, 5.51%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $12,954,850, 0.00% to
	6.99%, 11/20/08 to 09/20/43)	12,047,066
	Total Repurchase Agreements
	(Cost $29,113,746)	29,113,746
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $57,934,484)	57,934,484
	Total Investments
	(Cost $209,109,332) - 135.21%	230,907,087
	Liabilities in Excess of
	Other Assets - (35.21)%	(59,503,155)
	TOTAL NET
	ASSETS - 100.00%	$171,403,932

Percentages are stated as a percent of net assets.
ADR -	American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $26,986,993, which
represents 15.74% of total net assets.
(d)	Variable Rate Security. The rate shown is the rate in effect on
March 31, 2007.

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

RUSSELL 2500 VALUE INDEX - An unmanaged index which measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL MID-CAP VALUE INDEX - Measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation.

LIPPER SMALL-CAP VALUE FUNDS INDEX - The Lipper Small-Cap Value Funds Index is the average of the 30 largest funds in the Lipper Small-Cap Value Funds Category. These funds, by portfolio practice, invest 75% of equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P Super Composite 1500® Index. These funds typically have a below average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SmallCap 600 IndexTM.

LIPPER MID-CAP VALUE FUNDS INDEX - Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Mid-Cap Value funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Small/Mid Cap Value Fund	7.63%	9.25%	9.78%
Russell 2500 Value Index	12.15%	14.33%	14.30%
Russell Mid-Cap Value Index	17.13%	15.22%	14.43%
Lipper Small-Cap Value Funds Index	8.33%	13.71%	13.61%
Lipper Mid-Cap Value Funds Index	13.29%	11.93%	11.57%

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2007

Number of		Market
Shares		Value
	COMMON STOCKS - 96.95%
	Airlines - 2.05%
59,200	Alaska Air Group, Inc. (a)(b)	$2,255,520
	Auto Components - 1.98%
34,600	Autoliv, Inc.	1,976,006
12,500	Gentex Corp. (b)	203,125
		2,179,131
	Capital Markets - 5.09%
16,450	AG Edwards, Inc. (b)	1,138,011
37,150	Ameriprise Financial, Inc.	2,122,751
109,300	Apollo Investment Corp. (b)	2,339,020
		5,599,782
	Chemicals - 4.38%
66,150	Ashland, Inc.	4,339,440
12,460	CF Industries Holdings, Inc.	480,333
		4,819,773
	Commercial Banks - 9.07%
12,000	BancFirst Corp. (b)	556,200
18,300	BOK Financial Corp. (b)	906,399
47,200	Boston Private Financial
	Holdings, Inc. (b)	1,317,824
24,000	Central Pacific Financial Corp. (b)	877,680
71,600	The Colonial BancGroup, Inc. (b)	1,772,100
86,960	Investors Bancorp, Inc. (a)(b)	1,255,702
74,200	Irwin Financial Corp.	1,383,088
11,400	Provident Bankshares Corp. (b)	374,604
40,760	UMB Financial Corp. (b)	1,539,098
		9,982,695

	Commercial Services & Supplies - 4.25%
164,500	Allied Waste Industries, Inc. (a)(b)	2,071,055
20,200	Equifax, Inc. (b)	736,290
38,200	PHH Corp. (a)(b)	1,167,392
23,400	Waste Connections, Inc. (a)	700,596
		4,675,333
	Diversified Financial Services - 3.30%
34,790	CIT Group, Inc. (b)	1,841,087
61,040	Leucadia National Corp. (b)	1,795,797
		3,636,884

	Diversified Telecommunication
	Services - 2.65%
32,970	Embarq Corp.	$1,857,860
92,960	IDT Corp. (a)(b)	1,055,096
		2,912,956
	Electric Utilities - 3.65%
87,320	Centerpoint Energy, Inc.	1,566,521
75,100	El Paso Electric Co. (a)	1,978,885
16,100	Portland General Electric Co. (b)	470,120
		4,015,526
	Electronic Equipment & Instruments - 3.28%
35,620	Tech Data Corp. (a)	1,275,552
166,900	Vishay Intertechnology, Inc. (a)(b)	2,333,262
		3,608,814
	Food & Staples Retailing - 3.26%
30,100	Longs Drug Stores Corp.	1,554,364
158,900	Pathmark Stores, Inc. (a)	2,033,920
		3,588,284
	Health Care Equipment & Supplies - 0.71%
13,200	Hillenbrand Industries, Inc. (b)	783,684
	Health Care Providers & Services - 1.40%
24,440	Genesis HealthCare Corp. (a)(b)	1,542,408
	Hotels, Restaurants & Leisure - 7.67%
35,830	Gaylord Entertainment Co. (a)(b)	1,894,332
5,100	Great Wolf Resorts, Inc. (a)	67,473
44,900	International Speedway
	Corp. - Class A	2,321,330
77,800	Pinnacle Entertainment, Inc. (a)(b)	2,261,646
88,080	Triarc Companies, Inc. (b)	1,514,095
7,100	Vail Resorts, Inc. (a)	385,743
		8,444,619
	Household Durables - 1.39%
31,820	MDC Holdings, Inc. (b)	1,529,587
	Insurance - 4.61%
21,300	LandAmerica Financial
	Group, Inc. (b)	1,574,283
81,390	Old Republic International Corp.	1,800,347
3,000	White Mountains Insurance
	Group Ltd.	1,699,500
		5,074,130

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	IT Services - 0.56%
24,300	Convergys Corp. (a)	$617,463
	Media - 1.82%
104,460	Discovery Holding Co. (a)(b)	1,998,320
	Metals & Mining - 0.23%
3,900	Cleveland-Cliffs, Inc. (b)	249,639
	Multiline Retail - 5.49%
62,100	Big Lots, Inc. (a)(b)	1,942,488
36,500	Dillard’s, Inc. (b)	1,194,645
36,200	Family Dollar Stores, Inc. (b)	1,072,244
12,620	J.C. Penney Co., Inc. (b)	1,036,859
38,200	Saks, Inc.	796,088
		6,042,324
	Multi-Utilities - 2.27%
140,500	CMS Energy Corp. (b)	2,500,900
	Multi-Utilities & Unregulated Power - 2.77%
328,880	Aquila, Inc. (a)	1,374,719
68,700	Energy East Corp. (b)	1,673,532
		3,048,251

	Oil & Gas - 5.19%
50,250	CNX Gas Corp. (a)(b)	1,423,583
37,320	Denbury Resources, Inc. (a)(b)	1,111,763
18,110	Plains All American Pipeline, L.P.	1,043,317
23,400	Plains Exploration &
	Production Co. (a)	1,056,276
27,090	Quicksilver Resources, Inc. (a)(b)	1,077,369
		5,712,308
	Paper & Forest Products - 3.97%
190,900	Buckeye Technologies, Inc. (a)	2,477,882
78,400	Louisiana-Pacific Corp. (b)	1,572,704
26,900	Mercer International, Inc. (a)(b)	321,724
		4,372,310
	Real Estate - 8.04%
23,500	American Home Mortgage
	Investment Corp. (b)	634,265
43,700	Apartment Investment &
	Management Co. (b)	2,521,053
69,000	Brandywine Realty Trust (b)	2,305,290
35,300	Duke Realty Corp. (b)	1,534,491
47,160	Plum Creek Timber Co., Inc. (b)	1,859,047
		8,854,146

Number of		Market
Shares		Value
	Software - 0.43%
12,300	Fair Isaac Corp. (b)	$475,764
	Specialty Retail - 1.17%
28,600	The Pantry Inc. (a)	1,293,292
	Thrifts & Mortgage Finance - 6.27%
62,890	Brookline Bancorp, Inc. (b)	796,816
41,130	Capitol Federal Financial (b)	1,555,125
115,460	Hudson City Bancorp, Inc. (b)	1,579,493
2,000	ITLA Capital Corp. (b)	104,040
37,420	MAF Bancorp, Inc. (b)	1,546,943
1,400	The PMI Group, Inc. (b)	63,308
26,200	Webster Financial Corp. (b)	1,257,862
		6,903,587
	Total Common Stocks
	(Cost $100,899,506)	106,717,430

	SHORT TERM INVESTMENTS - 3.82%
	Money Market Funds - 3.82%
4,206,766	Federated Prime Obligations Fund
	5.18%, 01/01/2050 (d)	4,206,766
	Total Short Term Investments
	(Cost $4,206,766)	4,206,766
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 37.53%
	COMMERCIAL PAPER - 15.89%
$1,908,972	Antalis Funding,
	5.37%, 04/10/07 (c)	1,905,846
143,173	Chesham Finance LLC,
	5.46%, 04/02/07 (c)	143,108
1,670,351	Concord Minutemen Capital Co.,
	5.30%, 04/04/07 (c)(d)	1,670,351
429,519	Duke Funding,
	5.32%, 04/20/07 (c)	427,622
1,574,902	Duke Funding,
	5.32%, 04/13/07 (c)	1,567,953
1,670,351	Fenway Funding LLC,
	5.48%, 04/02/07 (c)	1,669,588
1,908,972	KKR Atlantic Funding Trust,
	5.33%, 04/23/07 (c)	1,900,243
1,431,729	Laguna Corp.,
	5.34%, 05/31/07 (c)	1,412,447

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	COMMERCIAL PAPER (Continued)
$1,718,075	Mortgage Interest Networking Trust,
	5.52%, 04/02/07 (c)	$1,717,285
811,313	Ocala Funding,
	5.33%, 04/20/07 (c)	807,603
859,037	Rams Funding LLC,
	5.33%, 04/24/07 (c)	855,362
1,431,729	Thornburg Mortgage Capital LLC,
	5.33%, 04/13/07 (c)	1,425,406
1,431,729	Valcour Bay Capital LLC,
	5.36%, 04/02/07 (c)	1,413,005
572,691	Valcour Bay Capital LLC,
	5.34%, 04/02/07 (c)	570,407
	Total Commercial Paper
	(Cost $17,486,226)	17,486,226
	CORPORATE BONDS AND NOTES - 0.95%
477,243	Bayerische Landesbank,
	5.37%, 12/24/15	477,243
572,691	Metlife Global, 5.42%, 04/28/08	572,691
	Total Corporate Bonds and Notes
	(Cost $1,049,934)	1,049,934
	CORPORATE PAYDOWN
	SECURITIES - 1.60%
477,243	Duke Funding, 5.43%, 04/08/07 (c)	477,243
1,280,088	Leafs LLC, 5.32%, 04/20/07 (c)	1,280,088
	Total Corporate Paydown Securities
	(Cost $1,757,331)	1,757,331
Number of
Shares
	MUTUAL FUNDS - 0.23%
257,650	AIM STIT-Liquid Assets Portfolio	257,650
	Total Mutual Funds
	(Cost $257,650)	257,650

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS - 18.86%
$954,486	Bear Stearns Repurchase
	Agreement, 5.56%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $997,784, 5.82% to 6.37%,
	01/01/12 to 03/01/17)	$954,486
2,386,215	Cantor Fitzgerald Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $2,518,880, 4.00% to 7.50%,
	06/01/08 to 03/01/37)	2,386,215
2,386,215	Cantor Fitzgerald Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $2,422,998, 4.50% to 9.00%,
	01/01/08 to 03/01/37)	2,386,215
4,772,428	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $4,841,671, 0.00% to 9.16%,
	10/15/22 to 02/25/37)	4,772,428
477,243	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $501,064, 6.25%, 02/25/37)	477,243
477,243	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $498,678, 6.25%, 02/25/37)	477,243
477,243	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $485,880, 0.00%, 04/25/37)	477,243

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$238,622	Merrill Lynch Repurchase
	Agreement, 5.37%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $242,414, 5.50%, 03/01/37)	$238,622
8,590,374	Morgan Stanley Repurchase
	Agreement, 5.51%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $9,237,685, 0.00% to 6.99%,
	11/20/08 to 09/20/43)	8,590,374
	Total Repurchase Agreements
	(Cost $20,760,069)	20,760,069
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $41,311,210)	41,311,210
	Total Investments
	(Cost $146,417,482) - 138.30%	152,235,406
	Liabilities in Excess of
	Other Assets - (38.30)%	(42,155,866)
	TOTAL NET
	ASSETS - 100.00%	$110,079,540

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $19,243,557, which represents 17.48% of total net assets.

(d)	Variable Rate Security. The rate shown is the rate in effect on March 31, 2007.

See notes to financial statements.

AssetMark International Equity Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX - The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of April 2002, the MSCI EAFE® Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index is unmanaged and cannot be invested in directly. The Index does not reflect any deduction for fees, expenses or taxes.

LIPPER INTERNATIONAL FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest “international” mutual funds, as categorized by Lipper Inc. These funds invest assets in securities with primary trading markets outside of the United States.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark International Equity Fund	17.65%	14.49%	11.13%
Morgan Stanley Capital International EAFE Index	20.69%	16.13%	12.45%
Lipper International Funds Index	18.83%	15.42%	12.17%

Number of		Market
Shares		Value
	COMMON STOCKS - 95.81%
	Australia - 0.49%
660,000	Axa Asia Pacific Holdings	$3,848,682
	Austria - 2.81%
210,000	Boehler-Uddeholm AG - ADR (b)	5,031,747
58,200	Boehler-Uddeholm AG	5,608,193
99,400	Erste Bank der Oesterreichischen
	Sparkassen AG - ADR	3,857,018
104,300	Wiener Staedtische Allgemeine
	Versicher AG (a)	7,400,251
		21,897,209
	Belgium - 0.89%
151,800	Fortis - ADR (b)	6,908,722
	Brazil - 1.55%
110,200	Gafisa SA (a)(b)	2,810,100
93,000	Petroleo Brasileiro SA - ADR (b)	9,254,430
		12,064,530
	Denmark - 0.83%
71,100	Novo-Nordisk A/S - Class B	6,482,755

	France - 9.51%
107,800	Accor SA	10,314,773
92,600	AXA	3,938,063
339,600	AXA - ADR (b)	14,466,960
5,500	BNP Paribas SA	575,272
167,500	BNP Paribas - ADR (b)	8,716,918
72,000	Cie de Saint-Gobain	7,069,077
33,185	CNP Assurances	3,883,416
68,700	Lafarge SA	10,794,100
45,300	PPR SA	7,272,661
98,000	Zodiac SA	7,059,080
		74,090,320
	Germany - 11.63%
137,000	Adidas-Salomon AG	7,463,089
30,500	Bayer AG	1,950,772
203,800	Commerzbank AG	9,010,996
23,300	Deutsche Bank AG (b)	3,134,782
19,500	Deutsche Bank AG	2,623,649
142,600	Hypo Real Estate Holding AG	9,109,280
110,500	Linde AG	11,895,134
73,300	Merck KGaA	9,465,661
231,100	Patrizia Immobilien AG (a)	5,131,992
72,900	RWE AG	7,707,609
23,600	RWE AG - ADR (b)	2,488,080

	Germany (Continued)
130,600	SAP AG	$5,828,007
89,900	Siemens AG	9,627,048
13,700	Siemens AG - ADR	1,468,640
144,100	Symrise AG (a)(c)	3,732,482
		90,637,221
	Greece - 2.74%
136,300	Hellenic Exchanges SA	3,109,439
241,080	National Bank of Greece SA	12,753,318
143,800	OPAP SA	5,465,712
		21,328,469
	Hong Kong - 1.99%
3,131,000	Hang Lung Properties Ltd.	8,692,402
5,172,000	Shun Tak Holdings Ltd.	6,855,207
		15,547,609
	Indonesia - 0.48%
6,836,000	Bank Rakyat Indonesia	3,760,851
	Ireland (Republic of) - 1.01%
183,700	CRH PLC	7,874,394
	Italy - 3.61%
729,800	Banca Intesa SpA	5,546,775
48,500	ENI SpA	1,578,278
76,800	ENI SpA - ADR (b)	4,978,944
1,685,400	Unicredito Italiano SpA	16,048,759
		28,152,756
	Japan - 22.49%
119,400	Canon, Inc.	6,411,094
1,423	East Japan Railway	11,067,957
53,700	Fanuc Ltd.	4,975,604
1,332,200	The Fuji Fire & Marine Insurance
	Company Ltd.	5,475,068
394,100	Higo Bank	2,670,193
68,200	Hogy Medical Co.	3,181,203
128,000	Honda Motor Co. Ltd.	4,460,245
1,526,000	Isuzu Motors	7,647,079
315	Mitsubishi Tokyo Financial
	Group, Inc.	3,549,016
1,067,600	Mitsubishi Tokyo Financial Group,
	Inc. - ADR (b)	12,021,176
35,900	Nintendo Co. Ltd.	10,416,808
700,500	Nippon Elec Glass	12,228,703
922,800	Nissan Motor Co., Ltd.	9,858,637
500,000	Nomura Holdings, Inc.	10,366,242

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
761,600	Nsk Ltd.	$7,240,938
373	Osaka Securities Exchange Co., Ltd.	2,140,222
3,080	Pacific Golf Group International (a)	3,229,334
183,400	Sega Sammy Holdings, Inc. (a)	4,274,760
406,500	THE SHIZUOKA BANK, LTD.	4,314,897
37,400	THE SHIZUOKA BANK,
	LTD. - ADR (b)	3,975,186
27,500	SMC Corp.	3,677,253
107,000	Sony Corp.	5,407,721
473,100	TAIYO NIPPON SANSO
	CORPORATION	4,263,204
1,262,000	Toray Industries, Inc.	9,083,458
59,200	Toyota Motor Corp. - ADR (a)	7,587,072
59,800	XEBIO CO., LTD.	1,664,100
152,300	Yamada Denki Co. Ltd.	14,127,697
		175,314,867
	Luxembourg - 0.52%
26,600	Millicom International
	Cellular SA (a)(b)	2,084,376
92,800	Stolt Offshore (a)	1,964,033
		4,048,409
	Mexico - 0.64%
168,500	Grupo Televisa SA - ADR (b)	5,021,300
	Netherlands - 1.67%
91,400	ABN AMRO Holding NV	3,938,259
76,000	Endemol NV (a)	2,383,798
426,000	Royal KPN NV	6,637,771
		12,959,828
	New Zealand - 1.07%
1,058,000	Fletcher Building Limited	8,302,320
	Norway - 3.41%
473,100	Prosafe Asa (a)	7,122,662
300,500	Statoil ASA	8,113,704
712,600	Storebrand ASA	11,348,500
		26,584,866
	Philippines - 0.54%
364,000	Ayala Corp. (a)	4,211,769
	South Africa - 0.59%
944,000	Truworths International .	4,589,277

	South Korea - 1.40%
79,800	Kookmin Bank - ADR (a)(b)	$7,193,970
10,580	Lotte Shopping Co. (a)	3,715,425
		10,909,395
	Sweden - 5.04%
137,000	AB SKF (a)	2,856,729
169,400	ForeningsSparbank AB	5,937,684
443,500	Sandvik AB - ADR	7,838,242
44,000	Sandvik AB (a)	783,610
486,900	SKF AB - ADR (b)	10,079,999
3,184,000	Telefonaktiebolaget LM Ericsson	11,803,987
		39,300,251
	Switzerland - 8.43%
140,600	Credit Suisse Group	10,121,610
43,425	Julius Baer Holding Ltd. (a)	5,951,435
37,450	Nestle SA	14,593,465
19,200	Nobel Biocare Holding AG	7,003,284
9,000	Novartis AG	502,795
75,900	Novartis AG - ADR	4,146,417
37,300	Roche Holding AG	6,625,833
59,600	Roche Holding Ltd. - ADR	5,248,197
9,600	SGS SA	11,492,183
		65,685,219
	Taiwan - 0.48%
1,174,896	United Microelectronics
	Corp. - ADR (b)	3,736,169
	United Kingdom - 11.99%
412,923	3i Group PLC (a)	9,256,160
571,400	Alliance Boots Group PLC (a)	11,551,358
203,200	HSBC Holdings PLC	3,558,282
651,600	Michael Page International	6,876,018
701,800	Renovo Group PLC (a)	2,410,182
156,000	Royal Bank of Scotland Group PLC	6,107,152
4,425,000	Sage Group PLC	22,523,500
257,300	Standard Chartered PLC	7,432,906
1,086,200	Tesco PLC	9,506,014
200,000	Tesco PLC - ADR	5,228,000
62,900	Unilever PLC (a)	1,899,582
2,670,000	Vodafone Group PLC (a)	7,139,199
		93,488,353
	Total Common Stocks
	(Cost $617,904,450)	746,745,541

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Number of		Market
Shares		Value
	PREFERRED STOCKS - 1.54%
	Germany - 1.54%
151,350	Fresenius AG	12,010,943
	Total Preferred Stocks
	(Cost $8,463,459)	12,010,943
	SHORT TERM INVESTMENTS - 3.05%
	Money Market Funds - 3.05%
23,752,439	Federated Prime Obligations Fund
	5.18%, 01/01/2050	23,752,439
	Total Short Term Investments
	(Cost $23,752,439)	23,752,439
Principal
Amount
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 8.72%
	COMMERCIAL PAPER - 3.69%
$3,140,466	Antalis Funding,
	5.37%, 04/10/07 (c)	3,135,323
235,535	Chesham Finance LLC,
	5.46%, 04/02/07 (c)	235,428
2,747,908	Concord Minutemen Capital Co.,
	5.30%, 04/04/07 (c)(d)	2,747,908
706,605	Duke Funding,
	5.32%, 04/20/07 (c)	703,484
2,590,885	Duke Funding,
	5.32%, 04/13/07 (c)	2,579,453
2,747,908	Fenway Funding LLC,
	5.48%, 04/02/07 (c)	2,746,653
3,140,466	KKR Atlantic Funding Trust,
	5.33%, 04/23/07 (c)	3,126,107
2,355,350	Laguna Corp.,
	5.34%, 05/31/07 (c)	2,323,628
2,826,420	Mortgage Interest Networking Trust,
	5.52%, 04/02/07 (c)	2,825,120
1,334,698	Ocala Funding,
	5.33%, 04/20/07 (c)	1,328,595
1,413,210	Rams Funding LLC,
	5.33%, 04/24/07 (c)	1,407,165
2,355,350	Thornburg Mortgage Capital LLC,
	5.33%, 04/13/07 (c)	2,344,947
2,355,350	Valcour Bay Capital LLC,
	5.36%, 04/02/07 (c)	2,324,546

Principal		Market
Amount		Value
	COMMERCIAL PAPER (Continued)
$942,140	Valcour Bay Capital LLC,
	5.34%, 04/02/07 (c)	$938,381
	Total Commercial Paper
	(Cost $28,766,738)	28,766,738
	CORPORATE BONDS AND NOTES - 0.22%
785,117	Bayerische Landesbank,
	5.37%, 12/24/15	785,117
942,140	Metlife Global, 5.42%, 04/28/08	942,140
	Total Corporate Bonds and Notes
	(Cost $1,727,257)	1,727,257
	CORPORATE PAYDOWN
	SECURITIES - 0.37%
785,117	Duke Funding, 5.43%, 04/08/07 (c)	785,117
2,105,884	Leafs LLC, 5.32%, 04/20/07 (c)	2,105,884
	Total Corporate Paydown Securities
	(Cost $2,891,001)	2,891,001

Number of
Shares
	MUTUAL FUNDS - 0.06%
423,862	AIM STIT-Liquid Assets Portfolio	423,862
	Total Mutual Funds
	(Cost $423,862)	423,862
Principal
Amount
	REPURCHASE AGREEMENTS - 4.38%
$1,570,233	Bear Stearns Repurchase
	Agreement, 5.56%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $1,641,463, 5.82% to 6.37%,
	01/01/12 to 03/01/17)	1,570,233
3,925,583	Cantor Fitzgerald Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $4,143,832, 4.00% to 7.50%,
	06/01/18 to 03/01/37)	3,925,583
3,925,583	Cantor Fitzgerald Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $3,986,094, 4.50% to 9.00%,
	01/01/08 to 03/01/37)	3,925,583

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$7,851,166	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $7,965,074, 0.00% to
	9.16%, 10/15/22 to 02/25/37)	$7,851,166
785,116	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $824,305, 6.25%, 02/25/37)	785,116
785,116	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $820,379, 6.25%, 02/25/37)	785,116
785,116	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $799,325, 0.00%, 04/25/37)	785,116
392,558	Merrill Lynch Repurchase
	Agreement, 5.37%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $398,796, 5.50%, 03/01/37)	392,558
14,132,099	Morgan Stanley Repurchase
	Agreement, 5.51%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $15,196,995, 0.00% to 6.99%,
	11/20/08 to 09/20/43)	14,132,099
	Total Repurchase Agreements
	(Cost $34,152,570)	34,152,570
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $67,961,428)	67,961,428

Market
Value
Total Investments
(Cost $718,081,776) – 109.12%	$850,470,351
Liabilities in Excess of
Other Assets – (9.12)%	(71,048,027)
TOTAL NET
ASSETS – 100.00%	$779,422,324

Percentages are stated as a percent of net assets.
ADR -	American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the
Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $35,390,221, which
represents 4.5% of total net assets.
(d)	Variable Rate Security. The rate shown is the rate in effect on
March 31, 2007.

See notes to financial statements.

AssetMark Real Estate Securities Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

DOW JONES WILSHIRE REIT INDEX - The Dow Jones Wilshire REIT Index measures U.S. publicly traded Real Estate Investment Trusts. The Index is comprised of companies whose charters are the equity ownership and operation of commercial real estate and that derive a minimum of 75% of revenue from stated operations. The Index is composed of 93 common stocks, selected for their market capitalization, source of revenue, and liquidity. The Index is unmanaged and cannot be invested in directly. The Index does not reflect any deduction for fees, expenses or taxes.

LIPPER REAL ESTATE FUNDS INDEX - An unmanaged index which measures the composite performance of the 30 largest “real estate” mutual funds, as categorized by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Real Estate Securities Fund	21.96%	22.24%	20.92%
Dow Jones Wilshire REIT Index	21.85%	22.76%	21.68%
Lipper Real Estate Funds Index	20.34%	21.47%	20.36%

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
March 31, 2007

Number of		Market
Shares		Value
	COMMON STOCKS - 12.47%
	Apartments - 0.57%
6,600	Home Properties, Inc. (a)	$348,546
7,100	Post Properties, Inc.(a)	324,683
		673,229
	Diversified - 2.31%
4,400	Alexander’s, Inc. (a)	1,811,480
9,500	Digital Realty Trust,Inc.	379,050
7,900	Forest City Enterprises,Inc. (a)	522,822
		2,713,352
	Health Care - 1.39%
11,400	Health Care Property
	Investors, Inc. (a)	410,742
39,100	Nationwide Health
		1,222,266
		1,633,008

	Hotels & Motels - 2.32%
24,000	Ashford Hospitality Trust,Inc.	286,560
38,000	Hilton Hotels Corp. (a)	1,366,480
16,500	Starwood Hotels & Resorts
	Worldwide, Inc.	1,070,025
		2,723,065
	Office Property - 4.10%
71,600	Brookfield Properties Co. (a)	2,885,480
75,600	Douglas Emmett, Inc.	1,930,068
		4,815,548
	Shopping Centers - 0.29%
20,900	Cedar Shopping Centers, Inc. (a)	338,580
	Storage - 0.74%
45,900	Extra Space Storage, Inc.	869,346
	Warehouse/Industrial - 0.75%
74,500	DCT Industrial Trust, Inc.	881,335
	Total Common Stocks
	(Cost $12,408,433)	14,647,463

	REAL ESTATE INVESTMENT TRUSTS,
	COMMON STOCKS - 83.27%
	Apartments - 19.75%
13,200	Apartment Investment &
	Management Co. (a)	761,508
73,007	Archstone-Smith Trust (a)	3,962,820
39,680	AvalonBay Communities, Inc. (a)	5,158,400
26,687	BRE Properties, Inc. (a)	1,685,284
35,604	Camden Property Trust	2,503,317

Number of		Market
Shares		Value
	Apartments (Continued)
134,622	Equity Residential (a)	$6,492,819
10,894	Essex Property Trust, Inc. (a)	1,410,555
39,890	UDR, Inc. (a)	1,221,432
		23,196,135
	Diversified - 9.06%
2,713	Colonial Properties Trust (a)	123,903
3,558	Duke Realty Corp. (a)	154,666
15,400	iStar Financial, Inc. (a)	721,182
44,685	Liberty Property Trust (a)	2,177,053
10,400	PS Business Parks, Inc.	733,408
23,500	Spirit Finance Corp.	350,150
53,434	Vornado Realty Trust (a)	6,376,814
		10,637,176
	Health Care - 0.19%
6,000	Healthcare Realty Trust, Inc.	223,800
	Hotels & Motels - 2.42%
5,500	Hospitality Properties Trust (a)	257,400
98,200	Host Marriott Corp. (a)	2,583,642
		2,841,042

	Office Property - 15.57%
7,666	Alexandria Real Estate
	Equities, Inc. (a)	769,437
28,600	BioMed Realty Trust, Inc.	752,180
56,778	Boston Properties, Inc. (a)	6,665,737
38,000	Brandywine Realty Trust (a)	1,269,580
35,500	Corporate Office Properties Trust (a)	1,621,640
29,800	Highwoods Properties, Inc.	1,176,802
65,100	HRPT Properties Trust (a)	800,730
29,727	Kilroy Realty Corp.	2,192,366
4,356	Mack-Cali Realty Corp. (a)	207,476
28,300	Maguire Properties, Inc. (a)	1,006,348
13,351	SL Green Realty Corp. (a)	1,831,490
		18,293,786
	Regional Malls - 19.05%
3,900	CBL & Associates
	Properties, Inc. (a)	174,876
88,708	General Growth Properties, Inc. (a)	5,727,875
43,324	The Macerich Co. (a)	4,001,405
86,675	Simon Property Group, Inc. (a)	9,642,594
48,800	Taubman Centers, Inc.	2,829,912
		22,376,662

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Number of		Market
Shares		Value
	Real Estate Investment Trusts,
	Common Stocks (Continued)
	Shopping Centers - 9.17%
29,975	Acadia Realty Trust (a)	$781,448
35,300	Developers Diversified Realty Corp.	2,220,370
34,664	Federal Realty Investment Trust (a)	3,141,252
28,242	Kimco Realty Corp. (a)	1,376,515
12,100	Kite Realty Group Trust	241,395
33,309	Regency Centers Corp. (a)	2,782,967
4,805	Weingarten Realty Investors (a)	228,526
		10,772,473
	Storage - 2.35%
29,200	Public Storage, Inc. (a)	2,764,364
	Warehouse/Industrial - 5.71%
37,194	AMB Property Corp.	2,186,635
18,100	First Potomac Realty Trust (a)	517,117
61,691	Prologis (a)	4,005,597
		6,709,349
	Total Real Estate Investment Trusts,
	Common Stocks
	(Cost $59,467,938)	97,814,787
	REAL ESTATE INVESTMENT TRUSTS,
	PREFERRED STOCKS - 1.63%
	Diversified - 0.90%
42,500	Vornado Realty Trust (a)	1,062,075
	Office Property - 0.73%
6,950	Alexandria Real Estate Equities, Inc.	188,415
25,600	SL Green Realty Corp.	662,784
		851,199
	Total Real Estate Investment Trusts,
	Preferred Stocks
	(Cost $1,836,421)	1,913,274
	SHORT TERM INVESTMENTS - 2.49%
	Money Market Funds - 2.49%
2,918,441	Federated Prime Obligations Fund
	5.18%, 01/01/2050 (c)	2,918,441
	Total Short Term Investments
	(Cost $2,918,441)	2,918,441

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 39.09%
	COMMERCIAL PAPER - 16.55%
$2,122,092	Antalis Funding,
	5.37%, 04/10/07 (b)	$2,118,616
159,157	Chesham Finance LLC,
	5.46%, 04/02/07 (b)	159,084
1,856,830	Concord Minutemen Capital Co.,
	5.30%, 04/04/07 (b) (c)	1,856,830
477,471	Duke Funding,
	5.32%, 04/20/07 (b)	475,362
1,750,726	Duke Funding,
	5.32%, 04/13/07 (b)	1,743,001
1,856,830	Fenway Funding LLC,
	5.48%, 04/02/07 (b)	1,855,983
2,122,092	KKR Atlantic Funding Trust,
	5.33%, 04/23/07 (b)	2,112,388
1,591,569	Laguna Corp.,
	5.34%, 05/31/07 (b)	1,570,134
1,909,882	Mortgage Interest Networking Trust,
	5.52%, 04/02/07 (b)	1,909,004
901,889	Ocala Funding,
	5.33%, 04/20/07 (b)	897,765
954,941	Rams Funding LLC,
	5.33%, 04/24/07 (b)	950,856
1,591,569	Thornburg Mortgage Capital LLC,
	5.33%, 04/13/07 (b)	1,584,540
1,591,569	Valcour Bay Capital LLC,
	5.36%, 04/02/07 (b)	1,570,754
636,627	Valcour Bay Capital LLC,
	5.34%, 04/02/07 (b)	634,087
	Total Commercial Paper
	(Cost $19,438,404)	19,438,404
	CORPORATE BONDS AND NOTES - 0.99%
530,523	Bayerische Landesbank,
	5.37%, 12/24/15	530,523
636,627	Metlife Global, 5.42%, 04/28/08	636,627
	Total Corporate Bonds and Notes
	(Cost $1,167,150)	1,167,150
	CORPORATE PAYDOWN
	SECURITIES - 1.66%
530,523	Duke Funding, 5.43%, 04/08/07 (b)	530,523
1,422,999	Leafs LLC, 5.32%, 04/20/07 (b)	1,422,999
	Total Corporate Paydown Securities
	(Cost $1,953,522)	1,953,522

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Number of		Market
Shares		Value
	MUTUAL FUNDS - 0.24%
286,414	AIM STIT-Liquid Assets Portfolio	$286,414
	Total Mutual Funds
	(Cost $286,414)	286,414
Principal
Amount
	REPURCHASE AGREEMENTS - 19.65%
$1,061,046	Bear Stearns Repurchase
	Agreement, 5.56%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $1,109,177, 5.82% to 6.37%,
	01/01/12 to 03/01/17)	1,061,046
2,652,614	Cantor Fitzgerald Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $2,800,091, 4.00% to 7.50%,
	06/01/08 to 03/01/37)	2,652,614
2,652,614	Cantor Fitzgerald Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $2,693,503, 4.50% to 9.00%,
	01/01/08 to 03/01/37)	2,652,614
5,305,229	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $5,382,200, 0.00% to 9.16%,
	10/15/22 to 02/25/37)	5,305,229
530,523	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $557,003,6.25%, 02/25/37)	530,523
530,523	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $554,351, 6.25%, 02/25/37)	530,523
Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$530,523	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $540,124, 0.00%, 04/25/37)	$530,523
265,261	Merrill Lynch Repurchase
	Agreement, 5.37%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues,
	value $269,476, 5.50%, 03/01/37)	265,261
9,549,412	Morgan Stanley Repurchase
	Agreement, 5.51%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities,
	value $10,268,989, 0.00% to 6.99%,
	11/20/28 to 09/20/43)	9,549,412
	Total Repurchase Agreements
	(Cost $23,077,745)	23,077,745
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $45,923,235)	45,923,235
	Total Investments
	(Cost $122,554,468) - 138.95%	163,217,200
	Liabilities in Excess of
	Other Assets - (38.95)%	(45,755,079)
	TOTAL NET
	ASSETS - 100.00%	$117,462,121

Percentages re stated as a percent of net assets.
(a)	All or a portion of this security is on loan.
(b)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $21,391,926, which represents 18.21% of total net assets.

(c)	Variable Rate Security. The rate shown is the rate in effect on March 31, 2007.

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

LEHMAN BROTHERS MUNICIPAL BOND INDEX - An unmanaged index which measures the performance of investment-grade, tax-exempt and fixed-rate bonds with long-term maturities (greater than two years) selected from issues larger than $50 million. The Index does not reflect any deduction for fees, expenses or taxes.

LEHMAN BROTHERS MUNICIPAL 3-10 YEAR BLENDED INDEX - The Lehman Brothers Municipal 3-10 Year Blended Index is a broad based index which contains all securities in the Lehman Brothers Municipal Bond Index with maturities from 3-10 years. The Index does not reflect any deduction for fees, expenses or taxes. Going forward the data for this Index is no longer going to be available. Therefore, the Fund intends to discontinue using the Lehman Brothers Municipal 3-10 Year Blended Index in future years.

LIPPER INTERMEDIATE MUNICIPAL BOND FUNDS INDEX - The Lipper Intermediate Municipal Bond Fund Index is an index of portfolios that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. As of October 2005, the Lipper Intermediate Municipal Bond Fund Index has been added as an additional measure of market performance for the Tax-Exempt Fixed Income Fund.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31,)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Tax-Exempt Fixed Income Fund	3.92%	3.69%	3.56%
Lehman Brothers Municipal Bond Index	5.43%	5.50%	5.33%
Lehman Brothers Municipal 3-10 Year Blended Index	4.80%	2.68%	4.45%
Lipper Intermediate Municipal Bond Funds Index	4.55%	4.27%	4.14%

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS - 95.34%
	Alabama - 1.12%
$500,000	Alabama 21st Century Authority,
	Revenue Bond,
	5.000%, 12/01/2007	$503,775
1,200,000	Jefferson County Sewer, Refunded,
	Revenue Bond,
	5.000%, 02/01/2033	1,239,960
1,000,000	Montgomery Medical Clinic Board,
	Revenue Bond,
	5.250%, 03/01/2036	1,040,350
		2,784,085
	Arizona - 4.35%
2,710,000	Arizona School Facilities Board,
	Refunding, Revenue Bond,
	5.000%, 07/01/2013	2,909,293
320,000	Marana Tangerine Farms,
	Special Assessment,
	4.600%, 01/01/2026	316,019
135,000	Maricopa County Elementary
	School District, Refunding, GO,
	FSA Insured, 5.000%, 07/01/2012	143,616
985,000	Maricopa County Individual
	Development Authority Senior
	Living Facilities, Refunding,
	Revenue Bond,
	3.650%, 09/15/2035	981,257
3,000,000	Mesa Industrial Development
	Authority, Revenue Bond,
	5.750%, 01/01/2025	3,190,740
300,000	Navajo County Unified School
	District No 32 Blue Ridge,
	Refunding, GO, FSA Insured,
	5.000%, 07/01/2014	324,165
	Pinal County Individual Development
	Authority Correctional Facilities,
	Revenue Bond, ACA Insured,
750,000	5.250%, 10/01/2014	800,663
1,000,000	5.250%, 10/01/2015	1,071,390
1,000,000	Pinal County, CP,
	5.000%, 12/01/2029	1,033,340
		10,770,483

Principal		Market
Amount		Value
	California - 7.04%
$500,000	California Department of Veteran
	Affairs, Series A, Revenue Bond,
	4.600%, 12/01/2028	$503,190
875,000	California Municipal Finance
	Authority, Revenue Bond,
	5.000%, 06/01/2036	909,492
500,000	California Statewide Communities
	Development Authority, Refunding,
	Revenue Bond,
	4.900%, 05/15/2025	505,540
450,000	California Statewide Communities
	Development Authority, Series A,
	Revenue Bond,
	4.750%, 04/01/2033	448,664
5,100,000	California Statewide Communities
	Development Authority, Series C,
	Revenue Bond,
	3.850%, 11/01/2029	5,092,707
	California, GO,
400,000	5.000%, 08/01/2014	430,156
1,500,000	5.000%, 02/01/2020	1,563,135
1,000,000	5.000%, 06/01/2031	1,046,980
1,000,000	5.000%, 06/01/2034	1,044,540
500,000	Golden State Tobacco Securitization,
	Series A, Revenue Bond,
	Effective yield 5.18%,
	06/01/2037	382,620
2,970,000	Golden West Schools Funding
	Authority, Refunding, GO,
	AMBAC Insured,
	5.500%, 08/01/2019	3,434,478
350,000	Los Angeles County Metropolitan
	Transportation Authority, Series A,
	Refunding, Revenue Bond,
	5.000%, 07/01/2014	377,153
145,000	Los Angeles Unified School District,
	Series A, Refunding, GO, FGIC Insured,
	4.250%, 01/01/2028	141,091
500,000	Roseville Westpark Community
	Facilities, Special Tax,
	5.250%, 09/01/2037	510,775

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	California (Continued)
$1,000,000	Sacramento County Sanitation
	District, Revenue Bond,
	5.000%, 12/01/2036	$1,062,590
		17,453,111
	Colorado - 1.22%
1,065,000	Colorado Deptartment of
	Transportation, Revenue Bond,
	5.380%, 06/15/2013	1,160,019
	Colorado Health Facilities Authority,
	Revenue Bond,
1,000,000	5.250%, 06/01/2020	1,068,890
750,000	5.000%, 12/01/2020	793,530
		3,022,439
	Delaware - 0.62%
500,000	Delaware Health Facilities Authority,
	Revenue Bond,
	5.250%, 06/01/2012	524,095
1,000,000	New Castle County, Revenue Bond,
	5.000%, 09/01/2036	1,018,750
		1,542,845
	District of Columbia - 0.85%
200,000	District of Columbia, Series B,
	Unrefunded, GO,
	5.500%, 06/01/2009	207,602
100,000	District of Columbia, Series B-1,
	Refunding, GO,
	5.500%, 06/01/2007	100,290
200,000	District of Columbia, Series B-2,
	Refunding, GO,
	5.500%, 06/01/2008	204,218
1,500,000	Washington D.C. Airport Authority,
	Refunding, Revenue Bond,
	5.000%, 10/01/2021	1,587,315
		2,099,425
	Florida - 3.32%
100,000	Dade County Water & Sewer System,
	Revenue Bond,
	6.250%, 10/01/2007	101,274
2,375,000	Highlands County Health Facilities
	Authority, Revenue Bond,
	5.000%, 11/15/2029	2,441,666
	Florida (Continued)
$1,000,000	Highlands County Health Facilities
	Hospital, Revenue Bond,
	5.000%, 11/15/2035	$1,032,440
1,000,000	Lakeland Hospital System,
	Revenue Bond,
	5.000%, 11/15/2032	1,029,960
1,000,000	Lee Memorial Health Systems,
	Series A, Revenue Bond,
	5.000%, 04/01/2037	1,026,910
750,000	Miami Homeland Defense, GO,
	5.500%, 01/01/2021	804,465
755,000	Palm Glades Community Development,
	Series B, Special Assessment,
	4.850%, 08/01/2011	751,172
1,000,000	Tampa Water & Sewer, Series B,
	Revenue Bond,
	5.000%, 07/01/2010	1,041,180
		8,229,067
	Georgia - 1.78%
1,000,000	Appling County Development
	Authority Pollution Control,
	Revenue Bond,
	4.400%, 07/01/2016	1,016,190
1,000,000	Coffee County Hospital Authority,
	Revenue Bond,
	5.000%, 12/01/2019	1,030,070
1,000,000	Fulton County School District,
	Refunding, GO,
	5.250%, 01/01/2014	1,090,430
500,000	Gainesville Educational Facilities
	Redevelopment Authority,
	Refunding, Revenue Bond,
	5.130%, 03/01/2037	515,460
700,000	Main Street Natural Gas Inc.,
	Series A, Revenue Bond,
	5.000%, 03/15/2018	755,104
		4,407,254
	Hawaii - 0.04%
100,000	Honolulu City & County, Series A,
	Prerefunded, GO,
	6.000%, 01/01/2009	104,010

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Illinois - 6.01%
$100,000	Chicago Metropolitan Water
	Reclamation District Greater
	Chicago, GO,
	5.500%, 12/01/2012	$107,644
100,000	Chicago Metropolitan Water
	Reclamation District Greater
	Chicago, Refunding, GO,
	6.050%, 12/01/2009	106,022
75,000	Chicago Park District, Revenue Bond,
	ACA Insured,
	6.250%, 01/01/2016	79,897
	Chicago Wastewater Transmission,
	Refunding, Revenue Bond,
	FGIC Insured,
625,000	5.500%, 01/01/2010	655,037
100,000	5.380%, 01/01/2013	106,517
1,000,000	Cook County, Series C, GO,
	AMBAC Insured,
	5.000%, 11/15/2025	1,047,230
300,000	Cook County School District,
	CP, 0.000%, 12/01/2016	300,633
100,000	Du Page & Cook Counties
	Community School District,
	GO, FGIC Insured,
	4.380%, 01/01/2009	101,242
1,000,000	East Peorial Central College,
	Refunding, Revenue Bond,
	5.130%, 06/01/2036	1,042,160
270,000	Illinois Finance Authority Chicago
	Schools Project, Refunding,
	Revenue Bond,
	4.500%, 12/01/2008	271,528
1,200,000	Illinois Finance Authority Hospital
	Sisters Services, Series A,
	Revenue Bond,
	5.000%, 03/15/2025	1,261,416
450,000	Illinois Finance Authority Resurrection
	Health Care, Revenue Bond,
	3.750%, 05/15/2020	448,735
750,000	Illinois Finance Authority Student
	Housing, Revenue Bond,
	5.000%, 05/01/2030	764,265

	Illinois (Continued)
$2,000,000	Illinois Finance Authority,
	Revenue Bond,
	5.000%, 07/01/2022	$2,114,860
1,370,000	Illinois Finance Authority, Series A,
	Revenue Bond,
	5.250%, 10/01/2010	1,428,006
	Illinois Sales Tax, Revenue Bond,
100,000	5.380%, 06/15/2007	100,324
1,000,000	5.000%, 06/15/2011	1,050,060
1,155,000	5.500%, 06/15/2011	1,235,065
220,000	Illinois Sales Tax, Series 1,
	Revenue Bond,
	5.500%, 06/15/2009	228,411
	Illinois, Series 1, GO,
775,000	5.500%, 08/01/2010	818,470
1,000,000	5.380%, 07/01/2013	1,080,080
500,000	Regional Transportation Authority,
	Series B, Revenue Bond,
	FGIC Insured,
	5.380%, 06/01/2014	543,115
		14,890,717

	Indiana - 1.23%
760,000	Allen County War Memorial,
	Revenue Bond,
	4.500%, 05/01/2019	768,915
400,000	Anderson Industrial Economic
	Development, Refunding,
	Revenue Bond,
	4.500%, 10/01/2008	403,212
525,000	Indiana Health Facilities Funding
	Authority, Revenue Bond,
	5.000%, 05/01/2007	525,499
	Noblesville Redevelopment Authority,
	Revenue Bond,
200,000	4.500%, 02/01/2011	203,576
305,000	4.500%, 08/01/2012	312,088
320,000	4.500%, 08/01/2013	328,128
500,000	Purdue University, Revenue Bond,
	5.250%, 07/01/2008	509,780
		3,051,198

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Iowa - 1.17%
$1,250,000	Coralville, Series L-1, Notes,
	4.130%, 06/01/2007	$1,250,575
	Iowa Finance Authority Health
	Facilities, Revenue Bond,
600,000	5.250%, 07/01/2010	617,586
1,000,000	5.000%, 12/01/2039	1,033,210
		2,901,371
	Kansas - 0.30%
750,000	Wyandotte County, Revenue Bond,
	4.880%, 10/01/2028	750,788
	Kentucky - 1.00%
1,250,000	Louisville & Jefferson County
	Health Systems, Revenue Bond,
	5.250%, 10/01/2036	1,309,962
	Murray Hospital Facilities,
	Refunding, Revenue Bond,
535,000	4.200%, 08/01/2010	536,787
630,000	4.380%, 08/01/2014	638,045
		2,484,794
	Louisiana - 2.45%
	Louisiana Gas & Fuels Tax, Series A,
	Revenue Bond, FGIC Insured,
1,120,000	5.000%, 05/01/2015	1,210,250
1,000,000	5.000%, 05/01/2021	1,064,850
785,000	Louisiana Military Department
	Custody Receipts, Revenue Bond,
	5.000%, 08/01/2012	816,164
1,305,000	Louisiana Public Facilities Authority,
	Revenue Bond,
	5.500%, 05/15/2032	1,373,291
1,500,000	Louisiana, Series A, GO,
	5.000%, 10/15/2018	1,601,715
		6,066,270
	Maryland - 1.05%
1,160,000	Maryland Department of
	Transportation County T Construction,
	Revenue Bond,
	5.500%, 02/01/2017	1,315,278
	Maryland Health & Higher Education,
	Revenue Bond,
750,000	5.200%, 01/01/2024	776,085

	Maryland (Continued)
$500,000	5.000%, 07/01/2036	$515,265
		2,606,628
	Massachusetts - 2.15%
500,000	Massachusetts Bay Transportation
	Authority, Refunding, Revenue
	Bond, FGIC Insured,
	5.500%, 03/01/2009	517,445
900,000	Massachusetts Bay Transportation
	Authority, Series A, Revenue Bond,
	5.250%, 07/01/2015	987,255
95,000	Massachusetts Bay Transportation
	Authority, Series C, Revenue Bond,
	5.500%, 03/01/2012	102,829
120,000	Massachusetts State Water Resources
	Authority, Series B, Revenue Bond,
	6.250%, 12/01/2011	133,356
1,500,000	Massachusetts, GO,
	5.500%, 11/01/2016	1,697,880
500,000	Massachusetts, Series B, GO,
	5.250%, 09/01/2022	567,640
1,255,000	Route 3 North Transportation Import
	Association, Revenue Bond,
	MBIA Insured,
	5.380%, 06/15/2029	1,320,862
		5,327,267
	Michigan - 1.89%
230,000	Detroit Sewer Disposal, Revenue Bond,
	7.100%, 12/15/2009	241,585
150,000	Dundee Community School District,
	GO, Q-SBLF Insured,
	5.380%, 05/01/2010	157,279
800,000	Lansing School District, Refunding,
	GO, Q-SBLF Insured,
	5.000%, 05/01/2017	853,416
1,000,000	Michigan Environmental Protection
	Program, GO,
	5.000%, 11/01/2013	1,044,840
	Michigan Hospital Finance Authority,
	Revenue Bond,
1,280,000	7.130%, 05/01/2009	1,323,994
1,000,000	5.250%, 11/15/2046	1,057,160
		4,678,274

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Minnesota - 0.91%
$1,000,000	Maple Grove Health Care Facilities,
	Revenue Bond,
	5.000%, 09/01/2029	$1,039,610
375,000	Northfield Hospital, Revenue Bond,
	5.000%, 11/01/2011	388,462
295,000	Prior Lake Independent School District,
	Series A, GO, FGIC Insured,
	4.750%, 02/01/2010	304,101
500,000	St Paul Housing and Redevelopment
	Authority, Revenue Bond,
	5.250%, 05/15/2036	524,205
		2,256,378

	Missouri - 0.68%
	Cape Girardeau County Industrial
	Development, Revenue Bond,
100,000	4.000%, 06/01/2007	103,631
245,000	4.250%, 06/01/2008	245,737
350,000	4.250%, 06/01/2009	351,859
300,000	Kansas City Municipal Assistance
	Corp., Series A, Revenue Bond,
	AMBAC Insured,
	5.000%, 03/01/2012	317,109
615,000	Springfield Public Utilities,
	Series A, CP, 5.000%, 12/01/2016	669,458
		1,687,794
	Nebraska - 0.81%
1,000,000	Central Plains Energy Project,
	Revenue Bond,
	4.250%, 12/01/2026	1,001,000
1,000,000	Southern Nebraska Public Power, Notes,
	4.000%, 12/15/2008	1,004,030
		2,005,030
	New Hampshire - 0.74%
1,750,000	New Hampshire Health & Education
	Facilities, Revenue Bond,
	5.250%, 06/01/2036	1,820,858
	New Jersey - 4.84%
500,000	Hudson County Import Authority,
	Revenue Bond, FSA Insured,
	4.130%, 07/01/2016	505,700

	New Jersey (Continued)
$1,105,000	New Jersey Educational Facilities,
	Revenue Bond,
	5.000%, 07/01/2007	$1,107,110
440,000	New Jersey Health Care Facilities,
	Revenue Bond,
	5.000%, 07/01/2029	452,619
1,000,000	New Jersey Transportation Trust
	Fund Authority, Revenue Bond,
	5.250%, 12/15/2020	1,117,320
310,000	New Jersey Turnpike Authority,
	Revenue Bond, MBIA Insured,
	6.750%, 01/01/2009	317,862
3,255,000	New Jersey, Refunding, Series N, GO,
	5.500%, 07/15/2013	3,582,388
3,270,000	New Jersey, Series L, Refunding, GO,
	5.250%, 07/15/2019	3,666,749
1,255,000	Tobacco Settlement Financing,
	Series 1A, Revenue Bond,
	4.130%, 06/01/2010	1,254,762
		12,004,510

	New Mexico - 1.04%
1,450,000	New Mexico State Severance Tax,
	Revenue Bond,
	5.000%, 07/01/2009	1,454,814
1,035,000	University of New Mexico,
	Refunding, Revenue Bond,
	5.250%, 06/01/2014	1,119,611
		2,574,425

	New York - 10.01%
1,000,000	East Rochester Housing Authority
	Senior Living, Revenue Bond,
	5.500%, 08/01/2033	1,021,060
1,500,000	Erie County, Series A, GO,
	FGIC Insured,
	5.250%, 03/15/2018	1,601,610
1,000,000	Hudson Yards Infrastructure
	Corporation, Series A, Revenue Bond,
	5.000%, 02/15/2047	1,047,540
500,000	Liberty Development Corp.,
	Revenue Bond,
	5.250%, 10/01/2035	572,195

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	New York (Continued)
$750,000	Long Island Power Authority,
	Series E, Revenue Bond,
	5.000%, 12/01/2022	$802,732
100,000	Metropolitan Transportation Authority,
	Series A, Revenue Bond,
	5.250%, 04/01/2009	101,848
1,765,000	Metropolitan Transportation Authority,
	Series F, Revenue Bond,
	5.000%, 11/15/2014	1,901,399
2,000,000	New York City Industrial Development
	Agency Queens Baseball Stadium,
	Revenue Bond,
	4.750%, 01/01/2042	2,042,120
500,000	New York City Transit Authority,
	Series A, CP, AMBAC Insured,
	5.630%, 01/01/2012	531,385
1,000,000	New York City, GO,
	5.000%, 11/01/2034	1,044,160
1,000,000	New York City, Series J, GO,
	5.000%, 03/01/2035	1,045,790
4,850,000	New York Dormitory Authority,
	Series B, Revenue Bond,
	5.250%, 11/15/2023	5,176,163
2,830,000	New York Environmental Facilities,
	Series A, Revenue Bond,
	5.000%, 12/15/2014	3,072,361
1,000,000	New York Thruway Authority Second
	Generation, Revenue Bond,
	AMBAC Insured,
	5.000%, 04/01/2018	1,066,750
40,000	New York Thruway Authority, Series E,
	Prerefunded, Revenue Bond, GO Insured,
	5.250%, 01/01/2010	40,890
500,000	Port Authority, Series 116,
	Revenue Bond,
	5.000%, 10/01/2010	502,635
	Sales Tax Asset Receivable Corp.,
	Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	538,970
1,500,000	5.250%, 10/15/2019	1,636,140
1,000,000	Tobacco Settlement Financing,
	Revenue Bond,
	5.250%, 06/01/2021	1,066,460
		24,812,208

	North Carolina - 0.34%
$180,000	North Carolina CAP Facilities,
	Revenue Bond,
	4.250%, 07/01/2042	$169,051
650,000	North Carolina Medical Care
	Community, Revenue Bond,
	5.600%, 10/01/2036	679,185
		848,236
	North Dakota - 0.49%
500,000	Ward County Health Care Facilities,
	Revenue Bond,
	5.000%, 07/01/2008	506,330
685,000	Williams County Sales Tax,
	Revenue Bond,
	5.000%, 11/01/2026	701,454
		1,207,784

	Ohio - 1.21%
305,000	Cleveland Waterworks,
	Refunding, Revenue Bond, Series J,
	FSA Insured,
	5.000%, 01/01/2008	308,059
500,000	Lucas County Health Facilities,
	Refunding, Revenue Bond,
	6.630%, 07/01/2014	512,330
	Ohio Higher Educational Facility
	Commission, Revenue Bond,
625,000	5.250%, 10/01/2014	685,306
700,000	5.250%, 10/01/2026	750,813
700,000	5.000%, 10/01/2031	731,745
		2,988,253

	Oklahoma - 0.42%
1,000,000	University of Tulsa Student Housing,
	Revenue Bond,
	5.000%, 10/01/2037	1,032,030
	Oregon - 0.87%
1,000,000	Clackamas County School District, GO,
	0.000%, 06/15/2021	867,950
1,000,000	Tri-County Metropolitan
	Transportation, Revenue Bond,
	4.000%, 05/01/2014	1,004,330
250,000	Washington County School District,
	Refunding, GO, FSA Insured,
	5.500%, 06/15/2019	286,422
		2,158,702

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Pennsylvania - 0.18%
$430,000	Cumberland County Authority,
	Revenue Bond,
	5.000%, 01/01/2036	$443,012
	Puerto Rico - 1.12%
1,595,000	Puerto Rico Electric Power Authority,
	Series JJ, Refunding, Revenue Bond,
	XLCA Insured,
	5.250%, 07/01/2012	1,713,301
1,000,000	Puerto Rico, Series B, GO,
	5.250%, 07/01/2032	1,070,970
		2,784,271
	South Carolina - 1.10%
500,000	Charleston County Hospital Facilities,
	Revenue Bond,
	5.500%, 08/15/2013	536,810
2,055,000	Greenville Waterworks, Refunding,
	Revenue Bond,
	5.000%, 02/01/2013	2,198,172
		2,734,982

	Tennessee - 2.92%
500,000	Johnson City Health & Educational
	Facilities Board, Revenue Bond,
	6.000%, 07/01/2021	536,695
250,000	Knoxville Water, Series P,
	Revenue Bond,
	5.000%, 03/01/2009	256,020
300,000	Memphis, GO,
	5.500%, 11/01/2010	317,814
1,500,000	Memphis-Shelby County Airport
	Authority Special Facilities,
	Refunding, Revenue Bond,
	5.050%, 09/01/2012	1,575,120
740,000	Sullivan County Health, Educational
	and Housing Facilities Board,
	Refunding, Revenue Bond,
	5.000%, 09/01/2007	743,041
	Sullivan County Health, Educational
	and Housing Facilities Board,
	Series C, Revenue Bond,
1,000,000	5.000%, 09/01/2022	1,037,190
400,000	5.250%, 09/01/2036	419,036
	Tennessee (Continued)
$1,000,000	Tennessee Energy Acquisition
	Corporation, Series C, Revenue Bond,
	5.000%, 02/01/2023	$1,072,550
1,205,000	Williamson County, GO,
	6.000%, 03/01/2010	1,283,446
		7,240,912
	Texas - 12.93%
1,560,000	Dallas Civic Center, Refunding,
	Revenue Bond, MBIA Insured,
	4.880%, 08/15/2023	1,587,862
600,000	Denton Independent School District, GO,
	3.000%, 08/01/2030	593,868
515,000	Denton Utilities System, Series A,
	Revenue Bond, FSA Insured,
	5.250%, 12/01/2013	554,572
2,740,000	El Paso, GO, MBIA Insured,
	5.000%, 08/15/2024	2,901,057
145,000	Frisco, GO, FGIC Insured,
	5.880%, 02/15/2010	153,610
630,000	Gregg County Health Facilities,
	Revenue Bond,
	4.250%, 10/01/2009	632,810
750,000	Harris County, Refunding, GO,
	5.250%, 10/01/2013	806,520
225,000	Houston, Series A, GO,
	5.000%, 03/01/2021	233,719
2,445,000	Irving, Series A, Refunding, GO,
	5.000%, 11/15/2013	2,622,458
935,000	Lower Colorado River Authority,
	Refunding, Revenue Bond,
	6.000%, 05/15/2013	987,538
370,000	Marble Falls Independent School
	District, Series A, Refunding,
	GO, PSF-GTD Insured,
	5.000%, 08/15/2015	400,440
2,300,000	North Texas & Dallas Thruway System,
	Series A, Refunded, Revenue Bond,
	5.380%, 01/01/2016	2,328,635
1,000,000	Plano Independent School District,
	GO, PSF-GTD Insured,
	4.700%, 02/15/2013	1,009,230
3,600,000	Round Rock Independent School
	District, GO, PSF-GTD Insured,
	5.000%, 08/01/2018	3,750,696

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Texas (Continued)
2,000,000	San Antonio Electric & Gas,
	Refunding, Revenue Bond,
	5.380%, 02/01/2015	$2,208,540
	San Antonio Electric & Gas,
	Series A, Refunding, Revenue Bond,
1,000,000	5.000%, 02/01/2008	1,010,900
2,200,000	5.000%, 02/01/2017	2,268,904
70,000	San Antonio Electric & Gas,
	Unrefunded, Revenue Bond,
	5.500%, 02/01/2013	72,288
185,000	Socorro Independent School District,
	Prerefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	197,680
15,000	Socorro Independent School District,
	Unrefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	16,009
1,035,000	Texas A&M University, Series B,
	Revenue Bond,
	5.380%, 05/15/2011	1,100,960
1,875,000	Texas Municipal Gas Acquisition and
	Supply Corporation, Series B,
	Revenue Bond,
	3.930%, 12/15/2009.	1,879,669
400,000	Texas Public Finance Authority,
	Refunding, GO,
	5.500%, 10/01/2009	417,376
100,000	Texas State University System,
	Revenue Bond, FSA Insured,
	5.250%, 03/15/2010	104,373
300,000	Texas Water Financial Assistance,
	Series B, Refunding, GO,
	5.000%, 08/01/2014	323,013
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	427,576
390,000	Tomball Hospital Authority,
	Revenue Bond,
	5.000%, 07/01/2012	401,556
	Texas (Continued)
$100,000	University of Texas, Revenue Bond,
	5.250%, 08/15/2008	$102,172
1,855,000	University of Texas, Series B,
	Revenue Bond,
	5.250%, 07/01/2008	1,891,729
1,000,000	University of Texas, Series F,
	Revenue Bond,
	5.000%, 08/15/2024	1,069,020
		32,054,780
	Utah - 1.98%
100,000	Jordan School District, GO,
	5.130%, 06/15/2008	101,790
2,630,000	Utah, Refunding, Series A, GO,
	5.000%, 07/01/2012	2,675,131
2,000,000	Wasatch County School District, GO,
	5.000%, 06/01/2024	2,123,620
		4,900,541
	Virginia - 4.23%
3,000,000	Fairfax County, Refunding,
	GO, STAID Insured,
	5.000%, 10/01/2009	3,102,840
450,000	Fairfax County, Series A, Refunding,
	GO, STAID Insured,
	5.000%, 06/01/2007	450,954
1,000,000	Henry County Public Service Authority
	Water & Sewer, Refunding,
	Revenue Bond, FSA Insured,
	5.500%, 11/15/2019	1,154,930
325,000	Newport News, Series B, GO,
	STAID Insured,
	5.000%, 11/01/2014	348,666
100,000	Norfolk, Refunding, GO,
	5.000%, 01/01/2009	102,321
625,000	Suffolk Individual Development
	Authority Retirement Facilities,
	Revenue Bond,
	5.300%, 09/01/2031	638,294
2,000,000	Virginia Commonwealth Transportation
	Board, Revenue Bond,
	5.000%, 10/01/2011	2,111,760
2,495,000	Virginia, Series A, GO,
	5.000%, 06/01/2009	2,567,330
		10,477,095

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Washington - 5.70%
$2,000,000	Clark County School District,
	Refunding, GO, FGIC Insured,
	5.500%, 12/01/2017	$2,139,060
2,465,000	Energy Northwest, Series A,
	Refunding, Revenue Bond,
	FSA Insured,
	5.500%, 07/01/2017	2,650,590
500,000	King County Hospital, Refunding,
	GO, MBIA Insured,
	5.000%, 12/01/2021	531,870
3,150,000	King County Sewer, Refunding,
	Revenue Bond, FSA Insured,
	5.250%, 01/01/2011	3,320,100
45,000	King County, Prerefunded, GO,
	5.500%, 12/01/2010	47,825
55,000	King County, Unrefunded, GO,
	5.500%, 12/01/2010	58,472
2,000,000	Klickitat County Public Utilities,
	Series B, Refunding, Revenue Bond,
	FGIC Insured,
	5.250%, 12/01/2020	2,180,140
1,000,000	Port Seattle, Series A, Revenue Bond,
	5.000%, 04/01/2031	1,034,920
30,000	Seattle, Prerefunded, GO,
	5.000%, 07/01/2013	31,870
2,125,000	Washington, Refunding, GO,
	4.000%, 01/01/2008	2,130,610
		14,125,457

	Wisconsin – 5.23%
470,000	Badger Asset Securitizatoin,
	Revenue Bond,
	6.130%, 06/01/2027	502,994
1,445,000	Middleton Cross Plains Area
	School District, Refunding,
	GO, FSA Insured,
	5.000%, 04/01/2020	1,555,644
1,000,000	Oak Creek-Franklin Joint School
	District, Revenue Note,
	4.250%, 02/01/2008	1,001,340
2,000,000	Southeast Wisconsin Professional
	Baseball Park Sales Tax, Series A,
	Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	2,309,300
	Wisconsin (continued)
$250,000	Wisconsin Health & Educational
	Facilities, Revenue Bond,
	5.000%, 02/15/2012	$258,260
500,000	Wisconsin Health & Educational
	Facilities, Series A, Revenue Bond,
	5.000%, 02/15/2018	519,190
1,400,000	Wisconsin Health & Educational
	Facilities, Series B, Revenue Bond,
	5.000%, 08/15/2013	1,457,946
5,000,000	Wisconsin, Series A, GO,
	5.000%, 05/01/2011	5,255,250
100,000	Wisconsin, Series C, GO,
	5.500%, 05/01/2009	103,621
		12,963,545
	Total Municipal Bonds
	(Cost $234,872,796)	236,290,829
	SHORT TERM INVESTMENTS - 4.76%
	General Obligation Bonds - 0.08%
200,000	Massachusetts, Series B, GO,
	3.780%, 03/01/2026	200,000
	Revenue Bonds - 1.85%
300,000	Huntsville Health Care Authority,
	Refunding, Revenue Bond,
	4.450%, 06/01/2032	300,000
100,000	Minnesota Higher Education
	Facilities Authority, Series 5-H,
	Revenue Bond, HTSB Insured,
	3.790%, 10/01/2030	100,000
700,000	Missouri Development Financial
	Board of Cultural Facilities, Series A,
	Revenue Bond, JPM Insured,
	3.770%, 12/01/2033	700,000
500,000	Nebraska Educational Finance
	Authority, Revenue Bond,
	3.790%, 03/01/2033	500,000
1,500,000	Penn State University, Series A,
	Revenue Bond,
	3.640%, 04/01/2031	1,500,000
1,000,000	Sacramento County Sanitation
	District, Refunding, Revenue Bond,
	0.000%, 12/01/2035	1,000,000

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
Revenue Bonds (continued)
$500,000	Sayre Health Care Facilities Authority,
Revenue Bond,
	Effective Yield, 4.42%, 12/01/2031	$500,000
4,600,000

Number of
Shares
	Money Market Funds - 2.83%
7,001,785	First American Tax Free Obligations
	Fund 3.220%	7,001,785
	Total Short Term Investments
	(Cost $11,801,785)	11,801,785
	Total Investments
	(Cost $246,674,581) - 100.10%	248,092,614
	Liabilities in Excess of
	Other Assets - (0.10)%	(250,768)
	TOTAL NET
	ASSETS - 100.00%	$247,841,846

Percentages are stated as a percent of net assets.

Glossary of Terms
AMBAC	- American Municipal Bond Assurance Corp.
ACA	- American Capital Access
CP	- Certificate of Participation
FGIC	- Financial Guaranty Insurance Corp.
FSA	- Federal Housing Authority/Agency
GO	- General Obligation
HTSB	- Harris Trust & Savings Bank
JPM	- JP Morgan Chase Bank
MBIA	- Municipal Bond Investors Assurance Corp.
PSF-GTD	- Permanent School Fund Guaranteed
Q-SBLF	- Qualified School Board Loan
STAID	- State Aid Withholding
XLCA	- XL Capital Assurance

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
PERFORMANCE DATA

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

LEHMAN BROTHERS AGGREGATE BOND INDEX - An unmanaged index which measures the performance of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Lehman Brothers Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the U.S. and includes U.S. Government and corporate debt securities, mortgage- and asset-backed securities and international U.S. dollar-denominated bonds. All securities contained in the Lehman Brothers Aggregate Bond Index have a minimum term to maturity of one year. The index does not reflect any deduction for fees, expenses or taxes.

LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS INDEX - The Lipper Intermediate Investment-Grade Debt Funds Index is an index of portfolios that invests at least 65% of its assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

AVERAGE ANNUAL TOTAL RETURN (for the periods ended March 31,)
	One Year	Five Year	Since Inception (6/29/01)
AssetMark Core Plus Fixed Income Fund	5.96%	4.88%	4.91%
Lehman Brothers Aggregate Bond Index	6.59%	5.35%	5.48%
Lipper Intermediate Investment-Grade Debt Funds Index	6.60%	5.25%	5.34%

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2007

Number of		Market
Shares		Value
	CONVERTIBLE PREFERRED
	STOCKS - 0.04%
	Automobiles - 0.04%
12,000	General Motors Corporation	$272,400
1,800	General Motors Corporation (b)	37,350
		309,750
	Total Convertible Preferred Stocks
	(Cost $304,162)	309,750
	PREFERRED STOCKS - 0.15%
	Banks - 0.11%
800,000	HSBC Capital Funding LP
	(Callable at $100.00 on
	06/27/2013) (a)(c)(e)	765,211
	Consumer Finance - 0.03%
12,000	Corts Trust for Ford Motor Company	228,960
	Medical Supplies - 0.01%
51	Fresenius Medical Care
	Capital Trust II (a)	51,765
	Total Preferred Stocks
	(Cost $1,009,797)	1,045,936

Principal
Amount
	ASSET BACKED SECURITIES - 4.64%
$1,655,585	Accredited Mortgage Loan Trust
	Series 2005-3, 5.57%, 09/25/2035	1,656,322
6,750,000	Citibank Credit Card Insurance Trust
	Series 2006-A4, 5.45%, 05/10/2013	6,873,293
100,000	Conseco Finance Securitizations Corp.
	Series 2000-4, 8.31%, 04/01/2031	83,148
640,000	Countrywide Asset-Backed Certificates
	Series 2005-4, 4.46%, 09/25/2032	634,461
	Countrywide Home Equity Loan Trust
743,756	Series 2003-A, 5.67%,
	03/15/2029	745,422
618,040	Series 2004-S, 5.56%,
	02/15/2030	618,933
454,722	Series 2004-R, 5.57%,
	03/15/2030	456,100
642,239	Series 2004-N, 5.60%,
	02/15/2034	643,385
719,851	Series 2004-O, 5.60%,
	02/15/2034	721,347
	ASSET BACKED SECURITIES (Continued)
$1,320,991	Series 2005-F, 5.56%,
	12/15/2035	$1,322,821
1,375,754	Series 2005-I, 5.58%,
	02/15/2036	1,375,846
1,129,049	Home Equity Loan Trust
	Series 2005-HS1,
	5.44%, 07/25/2020	1,126,767
1,916,821	IMPAC Secured Assets Corp.
	Series 2005-6, 5.60%,
	10/25/2035	1,919,462
1,168,006	Indymac Mortgage Loan Trust
	Series 2005-AR16IP, 5.64%,
	07/25/2045	1,170,631
	JetBlue Airways Corporation
833,705	Series 2004-2, G-1, 5.74%,
	02/15/2018 (e)	836,311
900,000	Series 2004-2, G-2, 5.82%,
	05/15/2018 (e)	905,625
8,199,268	New Valley Generation II
	Series 2001-1, 5.57%,
	05/01/2020	8,272,857
208,590	Residential Asset Mortgage
	Products, Inc.
	Series 2004-RZ1, 5.57%,
	03/25/2034	208,966
	Washington Mutual
1,700,000	Series 2005-AR4, 4.67%,
	04/25/2035	1,717,387
1,955,122	Series 2005-AR8, 5.61%,
	07/25/2045 (e)	1,959,116
	Total Asset Backed Securities
	(Cost $33,319,198)	33,248,200
	COLLATERALIZED MORTGAGE
	OBLIGATIONS - 3.34%
876,019	Bank of America Corporation
	Series 2005-B, 5.10%,
	04/25/2035	872,785
1,186,635	Bear Stearns Trust
	Series 2005-2, 4.74%,
	04/25/2035	1,175,603

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal			Market
Amount			Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
	Countrywide Home Loans
$692,423	Series 2005-11, 5.63%,
	03/25/2035		$694,386
827,028	Series 2005-11, 6.18%,
	04/25/2035		787,708
437,566	CS First Boston Mortgage
	Securities Corp.
	Series 1997-C2, 6.55%,
	01/17/2035		439,834
	FHLMC
366,945	Series 1647, 6.50%, 12/15/2008	. .	366,831
2,058,127	Series 2329, 6.50%, 06/15/2031	. .	2,120,499
1,159,678	Series 2338, 6.50%, 07/15/2031	. .	1,192,405
1,373,745	GSMPS Mortgage Loan Trust
	Series 2005-RP1, 5.67%,
	01/25/2035 (c)		1,379,631
2,700,000	Master Adjustable Rate
	Mortgages Trust
	Series 2004-13, 3.79%,
	11/21/2034		2,655,482
638,643	Master Reperforming Loan Trust
	Series 2005-1, 7.00%,
	08/25/2034 (c)		661,940
1,455,062	MLCC Mortgage Investors, Inc.
	Series 2005-1, 4.96%, 04/25/2035	. .	1,447,328
	Prime Mortgage Trust
4,474,737	5.50%, 05/25/2035 (c)		4,457,392
3,616,941	6.00%, 05/25/2035 (c)		3,623,800
693,482	Residential Asset Mortgage
	Products, Inc.
	Series 2004-SL4, 7.50%,
	07/25/2032		709,302
1,273,890	Structured Adjustable Rate
	Mortgage Loan
	Series 2004-18, 5.00%,
	12/25/2034		1,293,318
	Total Collateralized Mortgage
	Obligations
	(Cost $23,992,626)		23,878,244

Principal		Market
Amount		Value
	CORPORATE BONDS - 18.32%
	Aerospace & Defense - 0.01%
$55,000	DRS Technologies, Inc.
	6.63%, 02/01/2016	$55,825
	Auto Components - 0.01%
100,000	Visteon Corp.
	8.25%, 08/01/2010	102,500
	Automobiles - 0.64%
375,000	Bombardier, Inc.
	7.25%, 11/15/2016 (Acquired
	11/20/2006, Cost $481,745) (d)	524,736
	DaimlerChrysler N.A.
750,000	5.83%, 09/10/2007 (e)	751,244
5,000	4.05%, 06/04/2008	4,926
150,000	7.20%, 09/01/2009	156,661
260,000	5.88%, 03/15/2011	265,214
	Ford Motor Company
670,000	7.45%, 07/16/2031 (b)	521,763
150,000	4.25%, 12/15/2036	166,125
	General Motors Corporation
2,420,000	8.25%, 07/15/2023 (b)	2,190,100
30,000	8.38%, 07/15/2033 (b)	27,075
		4,607,844
	Banks - 4.21%
300,000	Aiful Corporation
	5.00%, 08/10/2010 (b)(c)	295,770
750,000	ANZ Capital Trust II
	5.36%, 12/15/2049 (Callable at
	$100.00 on 12/15/2013) (c)	736,512
410,000	Bank of America Corporation
	5.38%, 08/15/2011	415,082
995,000	Bank One Corp.
	2.63%, 06/30/2008	965,157
320,000	Banque Paribas
	6.88%, 03/01/2009	330,867
	Barclay’s Bank PLC
1,000,000	Effective yield, 7.20%, 05/19/2015
	(Credit linked to Republic of Brazil
	Treasury Security) (Acquired
	03/27/2007, Cost $749,580) (d)(l)	751,474
3,300,000	Effective yield, 7.32%, 05/17/2045
	(Credit linked to Republic of Brazil
	Treasury Security) (Acquired
	10/30/2006, Cost $1,988,440)
	(d)(l)	2,336,095

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Banks (Continued)
	Countrywide Financial Corp.
$550,000	5.52%, 02/27/2008 (e)	$549,771
280,000	5.47%, 06/18/2008 (e)	279,792
220,000	5.50%, 01/05/2009 (e)	219,723
700,000	First Chicago Corporation
	6.38%, 01/30/2009	713,831
250,000	First Union National Bank
	5.80%, 12/01/2008	253,069
280,000	General Electric Capital Corporation
	4.13%, 09/01/2009	274,877
	Glitnir Bank Hf
370,000	6.33%, 07/28/2011 (c)	384,296
760,000	6.69%, 06/15/2016 (c)	797,433
375,000	Greenpoint Bank
	9.25%, 10/01/2010	423,223
700,000	HBOS Capital Funding L.P.
	6.07%, 06/01/2049 (c)(e)	714,117
685,000	HSBC Finance Corp.
	4.13%, 11/16/2009	669,151
354,000	Icici Bank Ltd.
	6.38%, 04/30/2022 (c)	351,517
4,000,000	Inter-American Development Bank
	0.50%, 05/29/2014	2,927,332
	JP Morgan Chase Bank
1,359,025	10.40%, 05/15/2009 (Acquired
	01/04/2006 and 01/06/2006,
	Cost $1,219,666) (Credit linked
	to the Republic of Brazil Treasury
	Security) (d)(l)	1,535,386
2,475,368	6.00%, 05/15/2011 (Acquired
	03/07/2006, Cost $2,171,772)
	(Credit linked to the Republic of
	Brazil Treasury Security and IPCA
	Index Units) (d)(l)	2,472,348
	Kaupthing Bank Hf
1,140,000	6.05%, 04/12/2011 (c)(e)	1,150,731
130,000	5.75%, 10/04/2011 (c)	131,208
250,000	7.13%, 05/19/2016 (c)	270,889
1,080,000	Landsbanki Hf
	6.10%, 08/25/2011 (c)	1,109,390
	Popular North America, Inc.
600,000	5.20%, 12/12/2007	599,233
700,000	4.70%, 06/30/2009	691,405

	Banks (Continued)
$350,000	Residential Cap Corp.
	6.00%, 02/22/2011	$345,541
	Resona Bank
525,000	5.85%, 09/29/2049 (Acquired
	09/08/2005, Cost $524,633) (d)	523,340
450,000	4.13%, 12/31/2049 (Acquired
	10/05/2005, Cost $536,375) (d)	583,649
410,000	Resona Preferred Global Securities
	7.19%, 12/29/2049 (c)	433,742
990,000	Royal Bank of Scotland Group PLC
	9.12%, 03/31/2049	1,094,823
560,000	Santander Issuances SA
	5.81%, 06/20/2016 (c)	569,147
600,000	Shinsei Finance Cayman Ltd.
	6.42%, 07/20/2048 (c)	607,094
550,000	Sovereign Bank
	4.38%, 08/01/2013 (e)	543,754
280,000	Suntrust Capital
	6.10%, 12/01/2066	263,278
850,000	Turanalem Finance BV
	8.25%, 01/22/2037 (b)(c)	856,375
1,120,000	VTB Capital SA
	5.96%, 08/01/2008 (c)(e)	1,121,960
200,000	Wells Fargo Company
	5.95%, 12/01/2086	193,338
575,000	ZFS Finance USA Trust II
	6.45%, 12/15/2065(c)	575,917
		30,061,637

	Business Services - 0.04%
46,000	Dyncorp International LLC
	9.50%, 02/15/2013	49,220
40,000	Electronic Data Systems Corp.
	7.13%, 10/15/2009 (b)	41,735
	Lamar Media Corp.
80,000	7.25%, 01/01/2013	81,400
50,000	6.63%, 08/15/2015	49,000
30,000	UGS Corp.
	10.00%, 06/01/2012	32,963
		254,318
	Capital Markets - 0.68%
500,000	Bear Stearns Cos, Inc.
	5.55%, 01/22/2017	491,323
30,000	E*Trade Financial Corp.
	7.38%, 09/15/2013	31,500

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Business Services (Continued)
	Goldman Sachs Group, Inc.
$200,000	4.50%, 06/15/2010	$196,761
140,000	5.00%, 01/15/2011	139,129
	Lehman Brothers Holdings, Inc.
1,350,000	4.50%, 07/26/2010	1,323,730
350,000	5.25%, 02/06/2012	350,049
250,000	Mizuho JGB Investment
	9.87%, 06/30/2049 (Acquired
	08/22/2005 and 08/23/2005,
	Cost $281,023) (d)(e)	263,200
	Morgan Stanley
90,000	3.63%, 04/01/2008	88,587
340,000	5.63%, 01/09/2012	344,824
230,000	5.82%, 10/18/2016 (e)	230,876
975,000	Residential Cap Corp.
	6.38%, 06/30/2010	975,442
430,000	Wachovia Capital Trust II
	5.80%, 03/15/2042	435,508
		4,870,929
	Chemicals - 0.03%
40,000	Georgia Gulf Corp.
	9.50%, 10/15/2014 (c)	38,600
	Lyondell Chemical Co.
40,000	8.00%, 09/15/2014	42,100
25,000	8.25%, 09/15/2016	26,875
20,000	MacDermid, Inc.
	9.13%, 07/15/2011	20,963
63,000	Westlake Chemical Corp.
	6.63%, 01/15/2016	61,740
		190,278
	Commercial Services & Supplies - 0.28%
375,000	Allied Waste North America, Inc.
	7.13%, 05/15/2016	383,437
1,275,000	PHH Corp.
	6.00%, 03/01/2008	1,278,115
325,000	Waste Management, Inc.
	6.38%, 11/15/2012	341,510
		2,003,062
	Communications - 0.71%
150,000	AMFM Inc.
	8.00%, 11/01/2008	155,475
295,000	British Telecommunications PLC
	8.38%, 12/15/2010	329,559

	Communications (Continued)
	Deutsche Telekom International
	Finance B.V.
$350,000	5.75%, 03/23/2016	$350,599
675,000	8.25%, 06/15/2030	838,505
135,000	Level 3 Financing, Inc.
	8.75%, 02/15/2017 (c)	136,687
	Rogers Cable, Inc.
200,000	5.50%, 03/15/2014	195,750
110,000	6.75%, 03/15/2015	114,400
	Sprint Capital Corp.
100,000	7.63%, 01/30/2011	107,602
580,000	8.38%, 03/15/2012	647,784
600,000	6.88%, 11/15/2028	599,202
300,000	8.75%, 03/15/2032	354,842
	Telecom Italia Capital
125,000	4.00%, 01/15/2010	120,845
425,000	4.88%, 10/01/2010	418,659
500,000	4.95%, 09/30/2014	471,719
190,000	5.25%, 10/01/2015	180,564
50,000	Verizon Global Funding Corp.
	7.38%, 09/01/2012	55,007
		5,077,199

	Consumer Finance - 1.62%
	Ford Motor Credit Company
670,000	6.63%, 06/16/2008	668,076
5,345,000	5.80%, 01/12/2009	5,245,326
460,000	7.38%, 10/28/2009	459,419
510,000	General Motors Acceptance
	Corporation
	6.13%, 01/22/2008	509,489
	General Motors Acceptance
	Corporation
130,000	6.13%, 08/28/2007	129,935
70,000	6.31%, 11/30/2007	69,699
140,000	4.38%, 12/10/2007	138,257
100,000	5.13%, 05/09/2008	98,859
330,000	6.50%, 09/23/2008 (e)	329,636
2,490,000	5.85%, 01/14/2009	2,458,977
270,000	7.75%, 01/19/2010	277,306
625,000	6.88%, 09/15/2011	626,197
550,000	Nelnet, Inc.
	7.40%, 09/15/2061	565,463
		11,576,639

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Consumer Products - 0.00%
$20,000	American Achievement Corp.
	8.25%, 04/01/2012	$20,500
	Diversified Financial Services - 0.85%
	Citigroup Funding, Inc.
2,500,000	0.00%, 11/15/2007 (Credit linked
	to an Egyptian Treasury Bill) (l)	2,608,900
1,000,000	6.00%, 05/18/2015
	(Acquired 12/07/2006,
	Cost $653,385) (Credit linked to
	the Republic of Brazil Treasury
	Security and IPCA Index Units)
	(d)(l)	750,070
	General Electric Capital Corporation
200,000	4.25%, 01/15/2008	198,639
650,000	5.65%, 09/15/2014 (e)	654,607
30,000	Rabobank Capital Funding Trust II
	5.26%, 12/29/2049 (c)(e)	29,229
180,000	Rabobank Capital Funding Trust III
	5.25%, 10/31/2049 (c)(e)	173,823
1,397,825	Steers Holdings Ltd.
	6.00%, 05/15/2045 (Acquired
	02/14/2006, Cost $1,534,491)
	(Credit linked to the Republic of
	Brazil Treasury Security IPCA
	Index Units) (d)(l)	1,732,954
		6,148,222

	Diversified Telecommunication Services - 0.52%
700,000	Ameritech Capital Funding Corp.
	6.25%, 05/18/2009	710,396
30,000	Bellsouth Corp.
	4.75%, 11/15/2012	29,271
95,000	Cincinnati Bell, Inc.
	7.00%, 02/15/2015	94,763
	Citizens Communications Co.
30,000	9.25%, 05/15/2011	33,600
35,000	7.13%, 03/15/2019 (c)	34,825
215,000	Embarq Corp.
	8.00%, 06/01/2036	222,650
70,000	Intelsat Bermuda Ltd.
	8.87%, 01/15/2015 (c)(e)	71,750
	Qwest Communications International, Inc.
850,000	8.91%, 02/15/2009 (b)(e)	862,750
127,000	7.25%, 02/15/2011	130,651
520,000	Royal KPN NV
	8.38%, 10/01/2030	590,295
	Diversified Telecommunication Services
	(Continued)
$410,000	SBC Communications, Inc.
	5.10%, 09/15/2014	$401,176
10,000	Sprint Nextel Corp.
	6.00%, 12/01/2016	9,859
80,000	Verizon New York, Inc. - Series A
	6.88%, 04/01/2012 (b)	84,516
380,000	Windstream Corp.
	8.63%, 08/01/2016	417,525
		3,694,027
	Electric Services - 0.23%
475,000	CenterPoint Energy Resources Corp.
	7.88%, 04/01/2013	530,001
700,000	MidAmerican Energy Holdings
	7.52%, 09/15/2008	721,119
375,000	Midwest Generation LLC
	8.75%, 05/01/2034	408,750
		1,659,870

	Electric Utilities - 0.69%
	Commonwealth Edison Co.
425,000	5.40%, 12/15/2011	415,264
250,000	6.95%, 07/15/2018	248,519
	Dominion Resources, Inc.
80,000	4.75%, 12/15/2010	78,932
300,000	5.70%, 09/17/2012	306,834
	Duke Energy Corp.
120,000	6.25%, 01/15/2012	125,705
35,000	5.63%, 11/30/2012	35,866
340,000	Exelon Corp.
	5.63%, 06/15/2035	312,128
	FirstEnergy Corp.
200,000	6.45%, 11/15/2011	209,841
1,535,000	7.38%, 11/15/2031	1,749,134
375,000	Nevada Power Co.
	5.88%, 01/15/2015	379,978
290,000	Pacific Gas & Elec Co.
	5.80%, 03/01/2037	280,558
170,000	Pacific Gas & Electric Co.
	6.05%, 03/01/2034	170,981
	Progress Energy, Inc.
150,000	5.63%, 01/15/2016	151,538
400,000	7.75%, 03/01/2031	479,804
		4,945,082

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Electrical Equipment - 0.36%
$100,000	L-3 Communications Corp.
	6.38%, 10/15/2015	$99,625
	NXP BV / NXP Funding LLC
20,000	7.88%, 10/15/2014 (c)	20,750
70,000	9.50%, 10/15/2015 (c)	72,625
	Tyco International Group SA
500,000	4.44%, 06/15/2007 (Acquired
	08/23/2004, Cost $500,795) (d)	498,910
325,000	6.38%, 10/15/2011	343,787
1,285,000	6.88%, 01/15/2029	1,521,270
		2,556,967
	Energy Equipment & Services - 0.06%
155,000	Complete Production Services
	8.00%, 12/15/2016 (c)	159,650
	Geophysique
155,000	7.50%, 05/15/2015	160,425
50,000	7.75%, 05/15/2017	52,375
50,000	Pride International, Inc.
	7.38%, 07/15/2014	51,500
40,000	SemGroup LP
	8.75%, 11/15/2015 (b)(c)	40,800
		464,750
	Food Products - 0.07%
375,000	Dean Foods Co.
	7.00%, 06/01/2016	378,281
5,000	Kraft Foods, Inc.
	5.63%, 11/01/2011	5,066
125,000	Land O’ Lakes, Inc.
	9.00%, 12/15/2010	133,125
		516,472

	Gas Utilities - 0.01%
60,000	Southern Natural Gas Co.
	5.90%, 04/01/2017 (c)	60,300
	Health Care Providers & Services - 0.38%
100,000	AmerisourceBergen Corp.
	5.88%, 09/15/2015	99,873
185,000	Davita, Inc.
	6.63%, 03/15/2013 (c)	185,925

	Health Care Providers & Services
	(Continued)
	HCA, Inc.
$23,000	6.30%, 10/01/2012	$21,562
211,000	6.25%, 02/15/2013	192,274
460,000	6.75%, 07/15/2013	425,500
415,000	9.13%, 11/15/2014 (c)	444,569
13,000	6.50%, 02/15/2016 (b)	11,131
340,000	9.25%, 11/15/2016 (c)	367,625
69,000	9.63%, 11/15/2016 (c)	74,693
	Service Corporation International
60,000	7.00%, 06/15/2017	60,750
10,000	7.63%, 10/01/2018	10,625
130,000	7.50%, 04/01/2027 (c)	130,650
	Tenet Healthcare Corp.
2,000	9.88%, 07/01/2014	2,030
721,000	9.25%, 02/01/2015	717,395
		2,744,602
	Hotels, Restaurants & Leisure - 0.20%
	Boyd Gaming Corp.
65,000	6.75%, 04/15/2014	65,162
160,000	7.13%, 02/01/2016	157,600
550,000	Harrahs Operating Company, Inc.
	5.50%, 07/01/2010	541,879
85,000	Host Marriott LP
	6.75%, 06/01/2016	86,062
60,000	Inn of the Mountain Gods Resort
	& Casino
	12.00%, 11/15/2010	65,550
	MGM Mirage, Inc.
10,000	9.50%, 08/01/2008	10,488
180,000	8.50%, 09/15/2010	193,275
20,000	6.63%, 07/15/2015	19,300
70,000	7.63%, 01/15/2017	71,225
30,000	Premier Entertainment Biloxi LLC
	10.75%, 02/01/2012	31,200
20,000	River Rock Entertainment
	9.75%, 11/01/2011	21,400
	Station Casinos, Inc.
25,000	6.88%, 03/01/2016	23,031
130,000	7.75%, 08/15/2016	134,063
		1,420,235

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Insurance - 1.15%
$150,000	ACE Limited
	6.00%, 04/01/2007	$150,000
425,000	American Intl Group, Inc.
	6.25%, 03/15/2087	415,036
400,000	Arch Capital Group Ltd.
	7.35%, 05/01/2034	435,124
80,000	ASIF Global Financing XIX
	4.90%, 01/17/2013 (c)	78,883
200,000	Aspen Insurance Holdings, Ltd.
	6.00%, 08/15/2014	199,403
	AXA SA
300,000	6.38%, 12/31/2049 (c)	288,889
300,000	6.46%, 12/31/2049 (c)	294,145
375,000	Catlin Insurance Co. Ltd.
	7.25%, 12/31/2049 (Acquired
	01/11/2007, Cost $375,000) (d)	372,984
725,000	Chubb Corp.
	6.38%, 03/29/2067	724,475
890,000	CNA Financial Corp.
	7.25%, 11/15/2023	945,299
425,000	Endurance Specialty Holdings
	6.15%, 10/15/2015	425,053
575,000	Lincoln National Corp.
	7.00%, 05/17/2066	603,560
560,000	Metlife, Inc.
	6.40%, 12/15/2066	548,568
125,000	PartnerRe Finance, Inc.
	6.44%, 12/01/2066	123,793

500,000	Phoenix Life Insurance Co.
	7.15%, 12/15/2034 (c)	531,714
450,000	QBE Insurance Group Ltd.
	5.65%, 07/01/2023 (Callable at
	$100.00 on 07/01/2013) (c)(e)	442,357
300,000	Reinsurance Group of America, Inc.
	6.75%, 12/15/2065	298,502
875,000	Swiss Re Capital I LP
	6.85%, 05/29/2049 (c)	905,461
440,000	Travelers Companies, Inc.
	6.25%, 03/15/2067	435,337
		8,218,583
	CORPORATE BONDS (Continued)
	IT Services - 0.01%
$90,000	SunGard Data Systems, Inc.
	9.13%, 08/15/2013	$96,975
	Media - 1.07%
30,000	AMC Entertainment, Inc.
	11.00%, 02/01/2016	34,312
	Clear Channel Communications, Inc.
50,000	6.25%, 03/15/2011	49,802
330,000	5.50%, 09/15/2014	292,582
270,000	4.90%, 05/15/2015	227,370
30,000	Clear Channel Communications, Inc.
	4.63%, 01/15/2008	29,801
320,000	Comcast Cable Communications
	Holdings, Inc.
	8.88%, 05/01/2017	391,923
500,000	Comcast Cable Communications
	Holdings, Inc.
	9.46%, 11/15/2022	650,767
	Comcast Corp.
220,000	6.50%, 01/15/2015	232,397
20,000	5.88%, 02/15/2018	20,094
	COX Communications, Inc.
220,000	3.88%, 10/01/2008	215,829
1,000,000	4.63%, 01/15/2010	987,113
520,000	COX Enterprises, Inc.
	4.38%, 05/01/2008 (c)	512,014
	CSC Holdings, Inc.
45,000	7.63%, 04/01/2011 (b)	46,350
100,000	7.63%, 07/15/2018	101,500
110,000	DirecTV Holdings LLC
	8.38%, 03/15/2013	116,463
	EchoStar DBS Corporation
40,000	6.63%, 10/01/2014 (b)	40,350
160,000	7.13%, 02/01/2016	166,000
445,000	Idearc, Inc.
	8.00%, 11/15/2016 (c)	460,019
	Liberty Media Corp.
460,000	7.88%, 07/15/2009	484,886
20,000	5.70%, 05/15/2013	19,275
40,000	Panamsat Corp.
	9.00%, 06/15/2016 (c)	44,250
70,000	Quebecor Media, Inc.
	7.75%, 03/15/2016	72,275

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Media (Continued)
$20,000	Sinclair Broadcast Group, Inc.
	8.00%, 03/15/2012	$20,800
	Time Warner, Inc.
450,000	6.88%, 05/01/2012	480,042
325,000	5.88%, 11/15/2016	328,303
830,000	7.70%, 05/01/2032 (b)	943,793
275,000	6.50%, 11/15/2036	275,119
$400,000	Viacom, Inc.
	5.75%, 04/30/2011	405,854
		7,649,283
	Metals & Mining - 0.07%
100,000	Codelco, Inc.
	4.75%, 10/15/2014 (c)	96,139
	Freeport-McMoran Copper & Gold
10,000	8.25%, 04/01/2015	10,787
270,000	8.38%, 04/01/2017	292,613
135,000	Steel Dynamics, Inc.
	6.75%, 04/01/2015 (c)	135,844
		535,383

	Multi Utilities - 0.37%
47,000	AES Corp.
	7.75%, 03/01/2014	49,585
50,000	CenterPoint Energy, Inc.
	7.25%, 09/01/2010	52,819
850,000	MidAmerican Energy Holdings
	6.13%, 04/01/2036	851,026
170,000	NRG Energy, Inc.
	7.25%, 02/01/2014	174,675
	TXU Corp.
500,000	4.80%, 11/15/2009	493,652
110,000	5.55%, 11/15/2014	97,975
100,000	6.50%, 11/15/2024	84,782
975,000	6.55%, 11/15/2034	821,338
		2,625,852
	Multiline Retail - 0.23%
40,000	J.C. Penney Co., Inc.
	7.40%, 04/01/2037	43,353
470,000	Target Corp.
	5.40%, 10/01/2008	472,653
1,150,000	Wal-Mart Stores, Inc.
	3.38%, 10/01/2008	1,124,695
		1,640,701

	Office Electronics - 0.01%
$40,000	Xerox Corp.
	6.75%, 02/01/2017	$42,057
	Oil & Gas - 2.16%
	Amerada Hess Corp.
90,000	7.88%, 10/01/2029	104,109
740,000	7.30%, 08/15/2031	818,128
	Amerigas Partners LP
50,000	7.25%, 05/20/2015	50,750
25,000	7.13%, 05/20/2016	25,187
80,000	Anadarko Finance Co.
	7.50%, 05/01/2031	88,566
1,260,000	Anadarko Petroleum Corp.
	6.45%, 09/15/2036	1,250,903
700,000	Boardwalk Pipelines LP
	5.88%, 11/15/2016	702,501
	Canadian Natural Resources Ltd.
300,000	5.70%, 05/15/2017	299,181
75,000	5.85%, 02/01/2035	69,976
475,000	6.50%, 02/15/2037	483,412
150,000	6.25%, 03/15/2038	147,255
	Chesapeake Energy Corp.
60,000	6.38%, 06/15/2015	60,000
80,000	6.25%, 01/15/2018	79,400
420,000	ChevronTexaco Capital Co.
	3.50%, 09/17/2007	416,927
70,000	Conoco Funding Co.
	6.35%, 10/15/2011	73,599
145,000	Conoco, Inc.
	6.95%, 04/15/2029	164,900
285,000	ConocoPhillips, Inc.
	4.75%, 10/15/2012	281,657
309,000	El Paso Natural Gas Co.
	8.38%, 06/15/2032	382,247
	El Paso Corp.
217,000	7.80%, 08/01/2031	240,870
355,000	7.75%, 01/15/2032	394,050
	Energy Transfer Partners LP
350,000	5.65%, 08/01/2012	354,699
500,000	5.95%, 02/01/2015 (b)	507,844
	Enterprise Products Operating LP
750,000	4.95%, 06/01/2010	744,072
375,000	8.38%, 08/01/2066	411,031

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Oil & Gas (Continued)
	Kerr-McGee Corp.
$625,000	6.95%, 07/01/2024	$660,162
1,335,000	7.88%, 09/15/2031 (b)	1,557,294
	Kinder Morgan Energy Partners
110,000	6.30%, 02/01/2009	111,986
470,000	6.75%, 03/15/2011	494,239
80,000	6.00%, 02/01/2017 (b)	81,028
425,000	Oneok Partners LP
	6.65%, 10/01/2036	438,090
80,000	OPTI Canada, Inc.
	8.25%, 12/15/2014 (c)	83,600
	Peabody Energy Corp.
10,000	6.88%, 03/15/2013	10,225
50,000	5.88%, 04/15/2016	48,250
	Pemex Project Funding Master Trust
560,000	7.38%, 12/15/2014	619,920
230,000	6.63%, 06/15/2035	237,188
620,000	Petrobras International Finance Co.
	6.13%, 10/06/2016	635,500
100,000	Pogo Producing Co.
	6.88%, 10/01/2017	98,000
45,000	Southern Natural Gas Co.
	8.00%, 03/01/2032	53,677
140,000	Suburban Propane Partners LP
	6.88%, 12/15/2013	138,600
140,000	Tennessee Gas Pipeline Co.
	7.63%, 04/01/2037	161,556
150,000	Western Oil Sands, Inc.
	8.38%, 05/01/2012	168,375
	Williams Companies, Inc.
560,000	7.50%, 01/15/2031	596,400
230,000	7.75%, 06/15/2031	247,250
800,000	XTO Energy, Inc.
	7.50%, 04/15/2012	876,626
		15,469,230
	Pharmaceuticals - 0.07%
520,000	Wyeth
	5.95%, 04/01/2037	513,894
	Real Estate - 0.31%
250,000	Arden Realty LP
	9.15%, 03/01/2010	277,475
	Real Estate (Continued)
	Forest City Enterprises, Inc.
$10,000	7.63%, 06/01/2015	$10,225
29,000	6.50%, 02/01/2017	28,348
	iStar Financial, Inc.
225,000	5.13%, 04/01/2011	223,080
325,000	5.65%, 09/15/2011	327,667
225,000	5.95%, 10/15/2013	228,052
100,000	5.70%, 03/01/2014	99,598
350,000	Simon Property Group LP
	7.13%, 09/20/2007	352,801
515,000	Summit Properties Partnership
	7.20%, 08/15/2007	518,112
	Ventas Realty LP
50,000	6.75%, 06/01/2010	51,625
40,000	9.00%, 05/01/2012	45,200
40,000	7.13%, 06/01/2015	42,100
30,000	6.75%, 04/01/2017	31,200
		2,235,483
	Road & Rail - 0.05%
80,000	Hertz Corp.
	8.88%, 01/01/2014	86,600
14,000	Kansas City Southern Railway Co.
	9.50%, 10/01/2008	14,735
230,000	Union Pacific Corp.
	5.38%, 05/01/2014	228,729
		330,064
	Special Purpose Entity - 0.58%
280,000	Agfc Cap Tr I
	6.00%, 01/15/2067 (c)	280,894
1,070,000	El Paso Performance Linked Trust
	7.75%, 07/15/2011 (c)	1,143,562
280,000	ILFC E-Capital Trust II
	6.25%, 12/21/2065 (c)(e)	287,051
655,000	MUFG Capital Finance 1 Ltd.
	6.35%, 07/29/2049	670,227
1,090,000	Sigma Finance, Inc.
	8.50%, 08/11/2016 (c)(e)	1,090,000
	TNK-BP Finance SA
490,000	7.50%, 07/18/2016 (c)	518,175
200,000	6.63%, 03/20/2017 (b)(c)	199,000
		4,188,909

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Supranational Obligation - 0.06%
$440,000	GazInvest
	6.51%, 03/07/2022 (b)(c)	$447,700
	Textiles, Apparel & Luxury Goods - 0.03%
125,000	INVISTA
	9.25%, 05/01/2012 (c)	133,750
50,000	Oxford Industries, Inc.
	8.88%, 06/01/2011	52,000
		185,750
	Tobacco - 0.14%
770,000	Altria Group, Inc.
	7.00%, 11/04/2013	837,314
125,000	Philip Morris Companies, Inc.
	7.75%, 01/15/2027	149,809
		987,123
	Transportation - 0.14%
41,000	Horizon Lines LLC
	9.00%, 11/01/2012	43,255
60,000	OMI Corp.
	7.63%, 12/01/2013	61,200
86,000	Teekay Shipping Corp.
	8.88%, 07/15/2011	93,095
786,000	Vale Overseas Ltd.
	6.88%, 11/21/2036	815,622
		1,013,172
	Wireless Telecommunication Services - 0.27%
750,000	AT&T Wireless Services, Inc.
	7.88%, 03/01/2011	821,356
	Nextel Communications, Inc.
930,000	6.88%, 10/31/2013	953,675
15,000	5.95%, 03/15/2014	14,778
120,000	7.38%, 08/01/2015	124,230
40,000	Rogers Wireless Communications, Inc.
	6.38%, 03/01/2014	41,200
		1,955,239
	Total Corporate Bonds
	(Cost $127,960,388)	131,166,656

	FOREIGN GOVERNMENT
	NOTE/BONDS - 0.90%
	Brazil Federative Republic
$145,000	10.13%, 05/15/2027	$210,975
802,000	11.00%, 08/17/2040 (b)	1,082,900
191,704	Canadian Government Inflationary
	Index Note
	4.00%, 12/01/2031 (k)	240,108
388,000	Republic of Colombia
	7.38%, 09/18/2037	423,308
1,130,000	Republic of Deutschland
	3.75%, 01/04/2015	1,480,309
401,000	Republic of Panama
	7.13%, 01/29/2026	435,085
980,000	Russia Federation
	5.00%, 03/31/2030	1,114,577
	United Mexican States
14,000	5.63%, 01/15/2017 (b)	14,147
1,326,000	6.75%, 09/27/2034 (b)	1,449,318
	Total Foreign Government
	Note/Bonds (Cost $5,702,528)	6,450,727
	MORTGAGE BACKED SECURITIES - 37.42%
	Bank of America Corporation
1,500,000	Series 2006-5, 5.41%, 09/10/2016	1,506,048
770,000	Series 2005-5, 5.12%, 10/10/2045	758,901
1,500,000	Series 2006-4, 5.63%, 07/10/2046	1,528,467
3,500,000	Series 2005-6, 5.19%, 09/10/2047	3,486,390
	Bear Stearns Trust
696,226	Series 2004-9, 5.25%, 09/25/2034	698,152
3,000,000	Series 2005-PWR10, 5.41%,
	12/11/2040 (b)	3,016,596
1,500,000	Series 2006-TOP24, 5.54%,
	10/12/2041	1,520,261
	Chase Mortgage Financial Trust
2,968,818	Series 2007-A1, 4.14%,
	01/01/2049	2,915,443
2,959,150	Series 2007-A1, 4.37%,
	01/01/2049	2,932,666
985,278	Series 2007-A1, 4.50%,
	01/01/2049	977,889

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
	Citigroup Commercial Mortgage Trust
$2,000,000	Series 2006-C4, 5.72%,
	03/15/2049	$2,061,389
4,000,000	Series 2006-C5, 5.43%,
	10/15/2049	4,012,473
2,500,000	Citigroup/Deutsche Bank
	Commerical Mortgage
	Series TR, 5.36%, 01/15/2046 (b)	2,512,383
2,272,062	Countrywide Alternative Loan Trust
	Series 2006-OA10, 5.52%,
	08/25/2046	2,272,196
	Countrywide Asset-Backed
	Certificates
974,239	Series 2005-36, 4.96%,
	08/25/2035	970,423
1,723,219	Series 2005-27, 6.49%,
	08/25/2035	1,641,291
1,430,601	Series 2005-59, 5.65%,
	11/20/2035	1,436,555
944,087	Series 2005-51, 5.67%,
	11/20/2035	948,340
2,356,653	Series 2005-62, 5.43%,
	12/25/2035	2,369,255
1,208,411	Countrywide Home Loans
	Series 2005-R1, 5.68%,
	03/25/2035	1,212,527
	FHLMC
1,000,000	Series 2590, 5.00%, 03/15/2018	989,326
4,553,295	Pool #1G-0058, 4.61%,
	01/01/2035	4,528,200
2,330,340	Pool #1H-2524, 4.58%,
	08/01/2035	2,301,386
2,999,716	Pool #1Q-0160, 5.06%,
	09/01/2035	2,991,879
	FHLMC Gold
46,269	Pool #B1-2301, 4.00%,
	02/01/2014	44,964
76,527	Pool #B1-2730, 4.00%,
	03/01/2014	74,351
69,625	Pool #B1-2772, 4.00%,
	03/01/2014	67,631
63,059	Pool #B1-2818, 4.00%,
	03/01/2014	61,282

	MORTGAGE BACKED SECURITIES
	(Continued)
	FHLMC Gold (Continued)
$72,437	Pool #B1-2819, 4.00%,
	03/01/2014	$70,378
68,458	Pool #B1-2883, 4.00%,
	03/01/2014	66,520
54,917	Pool #B1-2910, 4.00%,
	03/01/2014	53,378
64,278	Pool #B1-2911, 4.00%,
	03/01/2014	62,467
257,298	Pool #B1-3066, 4.00%,
	03/01/2014	249,978
33,339	Pool #B1-3343, 4.00%,
	04/01/2014	32,376
47,223	Pool #B1-3344, 4.00%,
	04/01/2014	45,880
60,982	Pool #B1-3360, 4.00%,
	04/01/2014	59,234
257,106	Pool #E9-6057, 4.50%,
	05/01/2018	249,676
87,054	Pool #E9-6247, 4.50%,
	05/01/2018	84,563
87,088	Pool #E9-6248, 4.50%,
	05/01/2018	84,595
101,024	Pool #E9-7034, 4.50%,
	06/01/2018	98,105
38,711	Pool #E9-9763, 4.50%,
	09/01/2018	37,592
36,907	Pool #E9-9764, 4.50%,
	09/01/2018	35,840
28,642	Pool #E9-9765, 4.50%,
	09/01/2018	27,815
168,336	Pool #E9-9768, 4.50%,
	09/01/2018	163,472
83,326	Pool #E9-9769, 4.50%,
	09/01/2018	80,918
53,093	Pool #E9-9770, 4.50%,
	09/01/2018	51,559
92,950	Pool #B1-0170, 4.50%,
	10/01/2018	90,264
102,877	Pool #B1-0207, 4.50%,
	10/01/2018	99,904
102,192	Pool #E0-1481, 4.50%,
	10/01/2018	99,245

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
	FHLMC Gold (Continued)
$102,667	Pool #B1-0931, 4.50%,
	11/01/2018	$99,701
204,552	Pool #E0-1489, 4.50%,
	11/01/2018	198,649
898,893	Pool #E0-1538, 5.00%,
	12/01/2018	889,051
112,109	Pool #B1-1801, 4.50%,
	01/01/2019	108,869
110,383	Pool #E0-1602, 4.50%,
	03/01/2019	107,168
112,369	Pool #G1-1526, 4.50%,
	03/01/2019	109,122
5,450,751	Pool #G1-2251, 4.00%,
	06/01/2019 (b)	5,152,796
1,515,570	Pool #G1-1719, 5.00%,
	06/01/2020	1,497,426
1,535,408	Pool #G1-1733, 5.00%,
	07/01/2020	1,515,346
867,065	Pool #D9-6291, 4.50%,
	09/01/2023	826,448
634,328	Pool #C0-1385, 6.50%,
	08/01/2032	652,192
225,362	Pool #C7-0562, 6.50%,
	09/01/2032	231,708
282,235	Pool #C7-0760, 6.50%,
	09/01/2032	290,183
2,532,587	Pool #78-0447, 4.26%,
	04/01/2033	2,525,912
3,689,110	Pool #G0-8085, 5.00%,
	10/01/2035	3,570,091
3,000,000	First Union National Bank
	Commercial Mortgage
	Series 2000-C2, 7.20%,
	10/15/2032	3,173,921
	FNMA
3,039,445	Pool #668357, 5.00%,
	12/01/2017	3,007,741
174,520	Pool #694900, 4.50%,
	04/01/2018	169,474
166,144	Pool #695826, 5.00%,
	04/01/2018	164,339
264,934	Pool #254720, 4.50%,
	05/01/2018	257,273

	MORTGAGE BACKED SECURITIES
	(Continued)
	FNMA (Continued)
$101,761	Pool #695854, 4.50%,
	05/01/2018	$98,818
204,961	Pool #695863, 4.50%,
	05/01/2018	199,034
97,790	Pool #695893, 4.50%,
	05/01/2018	94,962
417,967	Pool #697602, 4.50%,
	05/01/2018	405,880
95,469	Pool #701379, 4.50%,
	05/01/2018	92,708
85,076	Pool #702326, 4.50%,
	05/01/2018	82,616
211,249	Pool #709817, 4.50%,
	05/01/2018	205,140
87,065	Pool #687485, 4.50%,
	06/01/2018	84,547
207,434	Pool #689085, 4.50%,
	06/01/2018	201,435
1,526,120	Pool #707774, 4.50%,
	06/01/2018	1,481,988
200,536	Pool #720307, 4.50%,
	06/01/2018	194,737
112,070	Pool #720309, 4.50%,
	06/01/2018	108,829
45,295	Pool #720311, 4.50%,
	06/01/2018	43,994
46,529	Pool #720312, 4.50%,
	06/01/2018	45,184
549,333	Pool #720364, 4.50%,
	06/01/2018	533,447
104,043	Pool #720370, 4.50%,
	06/01/2018	101,034
109,108	Pool #720373, 4.50%,
	06/01/2018	105,953
238,706	Pool #720718, 4.50%,
	06/01/2018	231,804
287,552	Pool #721345, 4.50%,
	06/01/2018	279,236
96,112	Pool #721346, 4.50%,
	06/01/2018	93,333
4,176,729	Pool #555549, 5.00%,
	06/01/2018	4,131,347

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
	FNMA (Continued)
$60,260	Pool #254802, 4.50%,
	07/01/2018	$58,517
106,119	Pool #720321, 4.50%,
	07/01/2018	103,050
177,936	Pool #728746, 4.50%,
	07/01/2018	172,790
4,528,389	Pool #734788, 4.00%,
	09/01/2018 (b)	4,288,127
2,860,230	Pool #254865, 4.50%,
	09/01/2018	2,777,519
142,263	Pool #739798, 4.50%,
	09/01/2018	138,149
104,855	Pool #747784, 4.50%,
	10/01/2018	101,823
136,585	Pool #747967, 4.50%,
	11/01/2018	132,635
132,144	Pool #752085, 4.50%,
	11/01/2018	128,323
139,586	Pool #755501, 4.50%,
	11/01/2018	135,549
563,098	Pool #745388, 5.00%,
	11/01/2018	556,980
133,949	Pool #753656, 4.50%,
	12/01/2018	130,076
95,737	Pool #757588, 4.50%,
	12/01/2018	92,968
81,751	Pool #757593, 4.50%,
	12/01/2018	79,386
97,119	Pool #757596, 4.50%,
	12/01/2018	94,311
104,093	Pool #762751, 4.50%,
	12/01/2018	101,083
106,283	Pool #725050, 4.50%,
	01/01/2019	103,210
148,726	Pool #725277, 4.50%,
	03/01/2019	144,425
931,143	Pool #745387, 5.00%,
	04/01/2019	921,026
139,331	Pool #735985, 5.00%,
	06/01/2019	137,817
68,801	Pool #725608, 4.50%,
	07/01/2019	66,719
	MORTGAGE BACKED SECURITIES
	(Continued)
	FNMA (Continued)
$62,256	Pool #725792, 4.50%,
	08/01/2019	$60,372
1,242,159	Pool #745268, 4.50%,
	09/01/2019	1,206,239
355,104	Pool #735494, 4.50%,
	03/01/2020	344,835
925,795	Pool #745395, 4.50%,
	04/01/2020	899,023
1,750,857	Pool #254915, 4.50%,
	09/01/2023	1,672,219
106,377	Pool #251925, 6.50%,
	07/01/2028	109,790
55,500	Pool #435151, 6.50%,
	07/01/2028	57,280
394,517	Pool #433575, 6.50%,
	09/01/2028	407,174
383,426	Pool #251985, 6.50%,
	10/01/2028	395,728
590,904	Pool #446107, 6.50%,
	11/01/2028	609,862
683,844	Pool #452955, 6.50%,
	11/01/2028	705,783
378,832	Pool #457553, 6.50%,
	01/01/2029	390,986
244,803	Pool #252255, 6.50%,
	02/01/2029	252,657
152,686	Pool #252342, 6.50%,
	04/01/2029	157,494
567,588	Pool #323632, 6.50%,
	04/01/2029	585,811
665,835	Pool #494339, 6.50%,
	04/01/2029	686,799
137,615	Pool #252497, 6.50%,
	06/01/2029	141,948
69,913	Pool #498092, 6.50%,
	06/01/2029	72,114
492,822	Pool #500441, 6.50%,
	06/01/2029	508,340
773,200	Pool #501198, 6.50%,
	06/01/2029	797,545
297,210	Pool #503223, 6.50%,
	07/01/2029	306,568

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
	FNMA (Continued)
$97,925	Pool #504708, 6.50%,
	07/01/2029	$101,009
90,251	Pool #535476, 6.50%,
	07/01/2029	93,146
1,160,708	Pool #544859, 6.11%,
	08/01/2029	1,174,739
6,784	Pool #479552, 7.50%,
	09/01/2029	7,113
72,967	Pool #535506, 6.50%,
	08/01/2030	75,265
6,380	Pool #535996, 7.50%,
	06/01/2031	6,679
1,509,531	Pool #786848, 7.00%,
	10/01/2031	1,573,769
1,005,689	Pool #607398, 6.50%,
	11/01/2031	1,036,204
1,583,870	Pool #879906, 3.85%,
	10/01/2033	1,583,068
1,502,474	Pool #733132, 3.85%,
	04/01/2034	1,523,117
752,475	Series 2004-71, 4.00%,
	04/25/2034 (Acquired
	04/07/2006, Cost $39,505) (e)(j)	30,446
1,384,529	Pool #782284, 6.00%,
	09/01/2034	1,401,495
1,323,819	Pool #791563, 6.00%,
	09/01/2034	1,337,576
56,284	Pool #794371, 6.00%,
	09/01/2034	56,869
1,680,606	Pool #802783, 4.22%,
	10/01/2034	1,687,026
301,679	Pool #798711, 6.00%,
	10/01/2034	304,814
1,066,909	Pool #802493, 6.00%,
	11/01/2034	1,077,996
9,589,986	Pool #735224, 5.50%,
	02/01/2035 (b)	9,514,400
3,065,689	Pool #808057, 6.00%,
	02/01/2035	3,091,512
1,503,827	Pool #773306, 6.00%,
	05/01/2035	1,516,494
	MORTGAGE BACKED SECURITIES
	(Continued)
	FNMA (Continued)
$6,045,287	Pool #827741, 5.50%,
	06/01/2035	$5,990,116
929,304	Pool #821657, 7.50%,
	06/01/2035	963,759
408,211	Pool #830490, 7.50%,
	06/01/2035	423,346
2,053,040	Pool #829334, 4.60%,
	09/01/2035	2,059,204
5,865,021	Pool #820345, 5.00%,
	09/01/2035	5,674,053
13,529,339	Pool #832738, 5.50%,
	09/01/2035 (b)	13,405,867
508,429	Pool #836273, 5.50%,
	10/01/2035	503,789
163,774	Pool #745000, 6.00%,
	10/01/2035	165,153
1,338,951	Pool #836852, 6.89%,
	10/01/2035	1,387,724
2,078,228	Pool #836464, 6.91%,
	10/01/2035	2,154,032
3,702,432	Pool #844158, 5.00%,
	11/01/2035	3,581,879
890,009	Pool #843823, 6.90%,
	11/01/2035	922,429
162,670	Pool #843997, 6.91%,
	11/01/2035	168,599
156,718	Pool #844052, 6.91%,
	11/01/2035	162,430
157,406	Pool #844148, 6.91%,
	11/01/2035	163,143
163,056	Pool #844237, 6.92%,
	11/01/2035	168,999
154,847	Pool #844789, 6.92%,
	11/01/2035	160,492
201,008	Pool #833642, 7.50%,
	05/01/2036	208,407
969,505	Pool #256331, 7.50%,
	06/01/2036	1,005,191
182,732	Pool #887729, 7.50%,
	07/01/2036	189,459
190,050	Pool #893287, 7.50%,
	07/01/2036	197,045

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
	FNMA (Continued)
$232,077	Pool #895099, 7.50%,
	08/01/2036	$240,619
1,559,416	Pool #893681, 6.00%,
	10/01/2036	1,571,495
3,237,555	Pool #893923, 6.00%,
	10/01/2036	3,262,632
3,996,272	Pool #894005, 6.00%,
	10/01/2036	4,027,226
32,688	Pool #831774, 7.50%,
	10/01/2036	33,891
3,000,000	GE Capital Commercial Mortgage
	Corporation
	Series 2005-C4, 5.33%,
	11/10/2045	3,013,745
2,500,000	General Motors Acceptance
	Corporation
	Series 2002-C1, 6.28%,
	11/15/2039	2,611,027
	GNMA
170,665	Pool #614436X, 5.00%,
	08/15/2033	166,392
1,596,258	Pool #618907X, 5.00%,
	09/15/2033	1,556,296
269,024	Pool #605098X, 5.00%,
	03/15/2034	262,140
500,558	Pool #081116M, 4.75%,
	10/20/2034	499,747
170,580	Pool #520279X, 5.00%,
	11/15/2034	166,215
580,776	Pool #081150M, 4.50%,
	11/20/2034	577,906
1,563,717	Pool #081153M, 4.75%,
	11/20/2034	1,561,176
4,242,820	Pool #644812X, 6.00%,
	05/15/2035	4,300,915
800,000	GS Mortgage Securities
	Corporation II
	Series 2005-GG4, 4.68%,
	07/10/2039	781,211
	Harborview Mortgage Loan Trust
1,832,206	Series 2005-10, 5.63%,
	11/19/2035	1,838,429
	MORTGAGE BACKED SECURITIES
	(Continued)
	Harborview Mortgage Loan Trust (Continued)
$466,803	Series 2005-16, 5.56%,
	01/19/2036	$468,021
2,245,428	Series 2005-16, 5.57%,
	01/19/2036	2,250,947
1,997,164	IMPAC Secured Assets Corp.
	Series 2005-2, 5.64%,
	03/25/2036	2,004,902
499,872	Indymac Mortgage Loan Trust
	Series 2005-AR15, 5.10%,
	09/25/2035	487,222
	JP Morgan Commercial Mortgage
1,880,000	Series 2005-CIBC12, 4.90%,
	09/12/2037	1,826,723
1,500,000	Series 2005-LDP2, 4.74%,
	07/15/2042	1,442,351
2,500,000	Series 2006-CIBC15, 5.81%,
	06/12/2043	2,580,792
2,000,000	Series 2006-CIBC17, 5.43%,
	12/12/2043	2,006,331
3,500,000	Series 2006-LDP8, 5.40%,
	05/15/2045	3,504,888
	JP Morgan Mortgage Trust
993,553	Series 2007-A1, 4.07%,
	07/25/2035	976,102
989,814	Series 2007-A1, 4.20%,
	07/25/2035	973,860
981,125	Series 2007-A1, 4.77%,
	07/25/2035	973,695
	Lehman Brothers Trust
1,584,319	Series 2005-5N, 5.62%,
	11/25/2035	1,586,242
1,473,347	Series 2005-5N, 5.63%,
	11/25/2035	1,478,040
	Lehman Brothers-UBS Commercial
	Mortgage Trust
600,000	Series 2005-C3, 4.66%,
	07/15/2030	585,737
520,000	Series 2005-C3, 4.74%,
	07/15/2030 (b)	500,784
2,000,000	Series 2006-C1, 5.16%,
	02/15/2031	1,974,580

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	MORTGAGE BACKED SECURITIES
	(Continued)
$1,030,000	Merrill Lynch Mortgage Trust
	Series 2006-C1, 5.66%,
	05/12/2039	$1,058,328
	Morgan Stanley
770,000	Series 2005-HQ6, 4.99%,
	08/13/2042	753,247
2,300,000	Series 2007-TOP25, 5.51%,
	11/12/2049	2,324,533
1,745,895	Residential Accredit Loans, Inc.
	Series 2005-QO4, 5.60%,
	12/25/2045	1,754,158
	Thornburg Mortgage Trust
4,444,047	Series 2006-1, 5.50%,
	01/25/2036	4,441,409
2,885,677	Series 2006-3, 5.43%,
	06/25/2036	2,883,050
2,845,204	Series 2006-3, 5.44%,
	06/25/2036	2,841,975
	Washington Mutual
1,500,000	Series 2007-HY4, 5.53%,
	09/25/2036	1,500,469
2,461,593	Series 2007-HY2, 5.65%,
	12/25/2036	2,469,754
1,947,422	Series 2005-AR13, 5.61%,
	10/25/2045	1,951,424
2,240,547	Series 2005-AR15, 5.58%,
	11/25/2045	2,248,792
1,856,453	Series 2005-AR15, 5.61%,
	11/25/2045	1,863,814
1,893,864	Series 2005-AR17, 5.59%,
	12/25/2045	1,900,452
1,615,726	Series 2005-AR19, 5.59%,
	12/25/2045	1,621,491
944,882	Series 2006-AR11, 5.85%,
1,672,283	Series 2006-AR7, 5.85%,
	09/25/2046	1,673,459
1,808,567	Series 2006-AR13, 5.81%,
	10/25/2046	1,808,990
961,052	Series 2007-OA2, 5.63%,
	03/25/2047	960,151
	MORTGAGE BACKED SECURITIES
	(Continued)
	Wells Fargo Company
$2,014,634	Series 2005-AR16, 4.98%,
	10/25/2035	$2,018,630
	09/25/2046	945,583
4,412,096	Series 2006-AR2, 5.09%,
	03/25/2036	4,407,660
1,686,328	Series 2006-AR10, 5.61%,
	07/25/2036	1,684,888
	Total Mortgage Backed Securities
	(Cost $268,551,287)	267,929,298
	MUNICIPAL BONDS - 0.40%
2,863,541	Virginia Housing Development Authority
	6.00%, 06/25/2034	2,863,569
	Total Municipal Bonds
	(Cost $2,816,113)	2,863,569
	SUPRANATIONAL OBLIGATIONS - 0.51%
1,150,000	Argentina
	11.38%, 03/15/2010 (Acquired
	07/06/2005, Cost $477,402) (d)(g)	414,000
380,000	European Investment Bank
	4.63%, 03/21/2012	376,690
	GazInvest
820,000	7.25%, 10/30/2008	841,566
1,250,000	6.21%, 11/22/2016 (c)	1,253,750
250,000	General Motors Corporation
	8.38%, 07/05/2033	316,358
480,000	Ministry of Finance of Russia
	3.00%, 05/14/2008	467,232
	Total Supranational Obligations
	(Cost $3,728,299)	3,669,596
	U.S. GOVERNMENT AGENCY ISSUES - 25.68%
	FAMC - 0.06%
420,000	4.25%, 07/29/2008	416,170
	FFCB - 5.92%
4,900,000	5.50%, 07/15/2011 (c)	5,010,520
4,000,000	4.55%, 08/10/2012 (b)	3,944,516
9,000,000	4.95%, 04/07/2014 (b)	9,023,481
3,000,000	4.50%, 01/22/2015 (b)	2,917,152
7,400,000	5.09%, 01/30/2015 (b)	7,475,539
1,500,000	4.80%, 10/19/2015 (b)	1,484,264

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	U.S. GOVERNMENT AGENCY ISSUES
	(Continued)
	FFCB (Continued)
$3,000,000	5.20%, 11/28/2016 (b)	$3,047,214
9,300,000	5.30%, 02/06/2017 (b)	9,514,653
	FHLB - 5.39%
760,000	5.13%, 06/13/2008 (b)	761,271
400,000	5.10%, 09/19/2008 (b)	401,152
690,000	5.40%, 01/02/2009	690,092
4,000,000	7.38%, 02/12/2010 (b)	4,270,352
1,200,000	4.08%, 04/26/2010 (b)	1,176,335
5,500,000	5.25%, 06/11/2010 (b)	5,574,789
6,000,000	4.88%, 12/14/2012 (b)	6,005,952
3,000,000	5.31%, 12/28/2012 (b)	3,067,425
5,000,000	5.00%, 03/08/2013 (b)	5,034,860
7,500,000	5.38%, 06/14/2013 (b)	7,699,500
460,000	5.00%, 12/21/2015	460,476
180,000	4.75%, 12/16/2016	176,646
3,170,000	5.50%, 07/15/2036 (b)	3,288,577
	FHLMC - 0.83%
1,990,000	4.38%, 11/16/2007 (b)	1,980,193
3,070,000	4.75%, 01/18/2011 (b)	3,064,173
880,000	5.63%, 11/23/2035 (b)	866,381
	FHLMC Gold - 0.20%
542,415	5.00%, 10/01/2018	536,469
900,000	5.00%, 04/15/2036 (h)	869,906
	FNCL - 1.80%
6,800,000	5.50%, 04/15/2021 (h)	6,817,000
6,300,000	5.00%, 05/01/2034 (h)	6,087,375
	FNMA - 8.25%
400,000	6.00%, 04/01/2019 (h)	406,625
11,600,000	6.50%, 04/01/2034 (h)	11,835,619
29,850,000	5.00%, 04/01/2036 (h)	28,842,563
5,100,000	5.50%, 04/15/2036 (h)	5,047,409
160,000	5.40%, 04/13/2009	160,003
490,000	6.63%, 09/15/2009 (b)	510,124
220,000	7.25%, 01/15/2010 (b)	233,941
8,600,000	3.32%, 07/14/2010 (b)	8,223,045
2,210,000	4.63%, 10/15/2013 (b)	2,177,911
1,630,000	5.55%, 02/16/2017	1,637,265
	GNMA - 2.83%
3,000,000	6.50%, 04/01/2029 (h)	3,077,814
10,750,000	6.00%, 04/01/2034 (h)	10,891,094
6,300,000	5.50%, 04/15/2036 (h)	6,266,534
	U.S. GOVERNMENT AGENCY ISSUES
	(Continued)
	Tennessee Valley Authority - 0.40%
$830,000	5.98%, 04/01/2036	$907,103
2,000,000	5.38%, 04/01/2056	1,996,206
	Total U.S. Government Agency
	Issues (Cost $183,514,812)	183,875,689
	U.S. TREASURY OBLIGATIONS - 9.43%
	U.S. Treasury Bond - 1.49%
10,000	4.25%, 11/15/2014 (b)	9,766
401,452	2.38%, 01/15/2017 (b)(i)	407,521
80,000	8.88%, 08/15/2017	107,000
880,467	2.38%, 01/15/2025 (b)(i)	886,451
387,501	2.00%, 01/15/2026 (i)	368,399
4,203,228	2.38%, 01/15/2027 (b)(i)	4,239,186
4,685,000	4.50%, 02/15/2036 (b)	4,418,545
210,000	4.75%, 02/15/2037 (b)	206,785
		10,643,653
	U.S. Treasury Note - 7.34%
290,000	3.00%, 02/15/2008 (b)	285,299
700,000	3.38%, 02/15/2008 (b)	690,895
4,470,000	3.75%, 05/15/2008 (b)	4,418,144
11,240,000	3.38%, 10/15/2009 (b)	10,926,516
683,750	0.88%, 04/15/2010 (b)(i)	661,342
1,060,000	4.50%, 02/28/2011 (b)	1,058,883
300,000	4.75%, 03/31/2011 (b)	302,367
5,106,917	2.38%, 04/15/2011 (b)(i)	5,174,946
7,540,000	5.13%, 06/30/2011 (b)	7,709,062
90,000	4.63%, 10/31/2011 (b)	90,323
220,000	4.75%, 01/31/2012 (b)	221,985
881,592	1.88%, 07/15/2013 (b)(i)	870,366
1,862,129	2.00%, 01/15/2014 (b)(i)	1,844,526
6,730,000	4.00%, 02/15/2014 (b)	6,494,457
1,417,337	2.00%, 07/15/2014 (b)(i)	1,404,051
31,799	1.63%, 01/15/2015 (b)(i)	30,537
2,267,923	1.88%, 07/15/2015 (b)(i)	2,217,693
2,000,000	4.50%, 11/15/2015 (b)	1,980,236
866,779	2.00%, 01/15/2016 (b)(i)	853,676
380,000	5.13%, 05/15/2016 (b)	393,018
4,830,531	2.50%, 01/15/2016 (b)(i)	4,958,279
10,000	4.63%, 02/15/2017 (b)	9,983
		52,596,584

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	U.S. TREASURY OBLIGATIONS (Continued)
	U.S. Treasury Strip - 0.60%
$3,800,000	Effective yield, 5.07%,
	11/15/2021 (b)	$1,843,361
3,640,000	Effective yield, 5.08%,
	11/15/2024 (b)	1,519,536
2,400,000	Effective yield, 5.05%,
	11/15/2026	912,535
		4,275,432
	Total U.S. Treasury Obligations
	(Cost $67,354,516)	67,515,669
Contracts
	PURCHASED OPTIONS - 0.00%
	Options - 0.00%
97	Eurodollar 90 Day Future
	Expiration: September, 2007,
	Exercise Price: $95.880	12,148
	Total Purchased Options
	(Cost $35,144)	12,148

Shares
	SHORT TERM INVESTMENTS - 9.68%
	Money Market Funds - 5.25%
37,568,668	Federated Prime Obligations Fund
	5.18%, 01/01/2050	37,568,668

Principal
Amount
	Repurchase Agreements - 4.33%
	Lehman Brothers Repurchase
	Agreement
$31,000,000	5.25%, 10/02/06 (Collateralized
	by non-U.S. Government debt
	securities, value $31,454,247,
	0.00% to 6.25%, 11/15/24
	to 08/01/36)	31,000,000
	U.S. Government Agency Issues - 0.10%
	FNMA
545,000	Effective yield, 5.20%,
	06/25/07 (f)	538,534
200,000	Effective yield, 5.20%,
	06/28/07 (f)	197,542
		736,076
	Total Short Term Investments
	(Cost $69,304,749)	69,304,744

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 29.73%
	COMMERCIAL PAPER - 12.58%
$9,837,062	Antalis Funding, 5.37%,
	04/10/07 (c)	$9,820,951
737,780	Chesham Finance LLC, 5.46%,
	04/02/07 (c)	737,444
8,607,429	Concord Minutemen Capital Co.,
	5.30%, 04/04/07 (c)(e)	8,607,429
2,213,339	Duke Funding, 5.32%,
	04/20/07 (c)	2,203,563
8,115,576	Duke Funding, 5.32%,
	04/13/07 (c)	8,079,766
8,607,429	Fenway Funding LLC, 5.48%,
	04/02/07 (c)	8,603,498
9,837,062	KKR Atlantic Funding Trust, 5.33%,
	04/23/07 (c)	9,792,082
7,377,796	Laguna Corp., 5.34%,
	05/31/07 (c)	7,278,434
8,853,356	Mortgage Interest Networking Trust,
	5.52%, 04/02/07 (c)	8,849,283
4,180,751	Ocala Funding, 5.33%,
	04/20/07 (c)	4,161,636
4,426,678	Rams Funding LLC, 5.33%,
	04/24/07 (c)	4,407,743
7,377,796	Thornburg Mortgage Capital LLC,
	5.33%, 04/13/07 (c)	7,345,211
7,377,796	Valcour Bay Capital LLC, 5.36%,
	04/02/07 (c)	7,281,309
2,951,119	Valcour Bay Capital LLC, 5.34%,
	04/02/07 (c)	2,939,344
	Total Commercial Paper
	(Cost $90,107,693)	90,107,693
	CORPORATE BONDS AND NOTES - 0.76%
2,459,265	Bayerische Landesbank, 5.37%,
	12/24/15	2,459,265
2,951,119	Metlife Global, 5.42%, 04/28/08	2,951,119
	Total Corporate Bonds and Notes
	(Cost $5,410,384)	5,410,384

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

Principal		Market
Amount		Value
	CORPORATE PAYDOWN SECURITIES - 1.26%
$2,459,265	Duke Funding, 5.43%,
	04/08/07 (c)	$2,459,265
6,596,380	Leafs LLC, 5.32%, 04/20/07 (c)	6,596,380
	Total Corporate Paydown
Securities (Cost $9,055,645)		9,055,645
Shares
	MUTUAL FUNDS - 0.19%
1,327,687	AIM STIT-Liquid Assets Portfolio	1,327,687
	Total Mutual Funds
	(Cost $1,327,687)	1,327,687
Principal
Amount
	REPURCHASE AGREEMENTS - 14.94%
4,918,531	Bear Stearns Repurchase
	Agreement, 5.56%, 04/02/07
	(Collateralized by U.S.
	Government debt securities, value
	$5,141,647,5.82% to 6.37%,
	01/01/12 to 03/01/17)	4,918,531
12,296,327	Cantor Fitzgerald Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues, value
	$12,979,961, 4.00to 7.50)%,
	06/01/08 to 03/01/37	12,296,327
12,296,327	Cantor Fitzgerald Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S. Government
	Agency Issues, value $12,485,870,
	4.50% to 9.00%, 01/01/08 to
	03/01/37)	12,296,327
24,592,654	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S.
	Government debt securities, value
	$24,949,455, 0.00%to 9.16%,
	10/15/22 to 02/25/37)	24,592,654
2,459,265	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S. Government
	debt securities, value $2,582,016, 6.25%,
	02/25/37)	2,459,265

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$2,459,265	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by non-U.S. Government
	debt securities, value $2,569,720,
	6.25%, 02/25/37)	$2,459,265
2,459,265	CS First Boston Repurchase
	Agreement, 5.38%, 04/02/07
	(Collateralized by U.S. Government
	Agency Issues, value $2,503,770,
	0.00%, 04/25/37)	2,459,265
1,229,633	Merrill Lynch Repurchase
	Agreement, 5.37%, 04/02/07
	(Collateralized by U.S.
	Government Agency Issues, value
	$1,249,171, 5.50%, 03/01/37)	1,229,633
44,266,778	Morgan Stanley Repurchase
	Agreement, 5.51%, 04/02/07
	(Collateralized by non-U.S. Government
	debt securities, value $47,602,415,
	0.00% to 6.99%, 11/20/08 to
	09/20/43)	44,266,778
	Total Repurchase Agreements
	(Cost $106,978,045)	106,978,045
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $212,879,454)	212,879,454
	Total Investments
	(Cost $1,000,473,073) - 140.24%	1,004,149,680
	Liabilities in Excess of
	Other Assets - (40.24)%	(288,131,851)
	TOTAL NET
	ASSETS - 100.00%	$716,017,829

(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities
Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $136,437,628, which represents 19.0% of total net assets.
(d)	Restricted securities as defined in Rule 144(a) under the Securities
Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The market value of these securities total $12,759,146, which represents 1.8% of total net assets.

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2007

(e)	Variable Rate Security. The rate shown is the rate in effect on
March 31, 2007.
(f)	Assigned as collateral for certain futures and options contracts.
(g)	Non-income producing. Item identified as in default as to
payment of interest.
(h)	Security purchased on a when-issued basis. On March 31, 2007 the total value of the investments purchased on a when-issued basis was $80,141,939 or 11.2% of total net assets.
(i)	Represents a U.S. Treasury Inflation Protected Security.
(j)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse
(positive) effect on yield to maturity. The principal amount shown is the national amount of the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at March 31, 2007. The security is illiquid and represents less than 0.1% of net assets.
(k)	Inflation-indexed bond. Principal amount is adjusted for
inflation and interest payments equal a percentage of the
inflation-adjusted principal amount.
(l)	Credit linked note. Investment performance is wholly or
partially derived from an underlying source.

See notes to financial statements.

AssetMark Core Plus Fixed Income
SCHEDULE OF OPTIONS WRITTEN
March 31, 2007

			Market
Contracts			Value
	CALL OPTIONS
116	U.S. Treasury 10 Year Note Future
	Expiration: June, 2007,
	Exercise Price: $116.00		$10,875
	PUT OPTIONS
116	U.S. Treasury 10 Year Note Future
	Expiration: June, 2007,
	Exercise Price: $108.00		21,750
	Total Options Written
	(Premiums received $46,308)	. . .	$32,625

See notes to financial statements.

AssetMark Core Plus Fixed Income
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS
March 31, 2007

		Amount of		Amount of	Unrealized
Forward	Currency to	Currency to be	Currency to	Currency to	Appreciation
expiration date	be received	received/(sold)	be delivered	be delivered	(Depreciation)
04/30/07	U.S. Dollars	800,000	Brazil Real	1,733,320	$ (38,548)
05/07/07	U.S. Dollars	2,213,380	Brazil Real	4,744,380	(71,789)
06/05/07	U.S. Dollars	1,309,316	Brazil Real	2,766,847	(28,104)
06/06/07	U.S. Dollars	1,286,466	Brazil Real	2,777,223	(51,035)
06/12/07	U.S. Dollars	2,692,973	Brazil Real	5,768,348	(82,906)
06/29/07	U.S. Dollars	736,490	Brazil Real	1,540,000	(2,960)
05/09/07	U.S. Dollars	927,882	Canadian Dollars	1,093,926	(21,054)
04/26/07	U.S. Dollars	1,479,723	European Monetary Unit	1,107,994	(1,817)
05/09/07	U.S. Dollars	1,427,005	European Monetary Unit	1,097,722	(41,585)
04/12/07	U.S. Dollars	2,662,720	Mexican Pesos	29,552,913	(10,569)
04/12/07	Mexican Pesos	29,358,011	U.S. Dollars	2,647,799	10,628
					$(339,857)

AssetMark Core Plus Fixed Income
SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2007

	Number of
	Contracts			Unrealized
	Purchased	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
Australian 3 Year Bond Future	335	25,440,636	Jun-07	$(95,160)
Australian 10 Year Bond Future	30	2,284,698	Jun-07	(5,716)
Euro Bond Future	124	19,035,894	Jun-07	(196,289)
Eurodollar 90 Day Futures	33	7,860,188	Mar-08	12,013
Eurodollar 90 Day Futures	136	32,209,900	Jun-07	(15,428)
Eurodollar 90 Day Futures	21	5,055,613	Jun-08	9,941
Eurodollar 90 Day Futures	115	27,290,938	Sep-07	(14,059)
Eurodollar 90 Day Futures	(357)	(84,899,063)	Dec-07	29,103
Libor 90 Day Futures	267	61,861,016	Sep-07	(159,185)
U.S. Treasury 2 Year Note Futures	220	45,075,936	Jun-07	91,765
U.S. Treasury 5 Year Note Futures	618	65,382,471	Jun-07	(134,110)
U.S. Treasury 10 Year Note Futures	(532)	(57,522,500)	Jun-07	(186,308)
U.S. Treasury Long Bond Futures	(77)	(8,566,250)	Jun-07	87,837
				$(575,596)

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2007

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
ASSETS:
Investments, at value (cost $808,350,190,
$682,332,421, $179,995,586 and
$125,657,413, respectively)[1]	$874,603,557	$782,681,277	$201,793,341	$131,475,337
Repurchase Agreements (cost $119,097,028,
$101,820,797, $29,113,746 and
$20,760,069, respectively)	119,097,028	101,820,797	29,113,746	20,760,069
Cash	—	297	964,523	—
Receivable for investment securities sold	625,052	—	3,964,056	—
Income receivable	763,357	1,321,061	85,171	80,299
Receivable for fund shares sold	884,243	784,677	211,345	132,505
Other assets	41,524	43,187	14,768	17,478
Total Assets	996,014,761	886,651,296	236,146,950	152,465,688
LIABILITIES:
Collateral on securities loaned	236,995,445	202,616,856	57,934,484	41,311,210
Payable to Investment Advisor	556,864	521,723	135,174	98,807
Payable to Custodian	17,475	19,543	5,559	3,119
Payable for investment securities purchased	3,595,268	—	6,432,556	778,008
Payable for fund shares redeemed	867,625	762,501	130,939	112,007
Other accrued expenses	343,781	321,695	104,306	82,997
Total Liabilities	242,376,458	204,242,318	64,743,018	42,386,148
NET ASSETS	$753,638,303	$682,408,978	$171,403,932	$110,079,540

NET ASSETS CONSIST OF:
Capital stock	674,349,322	562,262,667	140,382,258	102,318,896
Unrealized appreciation on investments	66,253,367	100,348,856	21,797,755	5,817,924
Accumulated undistributed net investment
income	14,780	1,823,474	—	38,800
Accumulated undistributed net realized gain	13,020,834	17,973,981	9,223,919	1,903,920
Total Net Assets	$753,638,303	$682,408,978	$171,403,932	$110,079,540

Shares outstanding (unlimited shares
of no par value authorized)	78,309,235	55,280,520	16,089,896	9,211,943
Net asset value, offering and
redemption price per share	$9.62	$12.34	$10.65	$11.95

[1] Includes loaned securities with a market value of:	$229,095,906	$194,757,323	$55,961,029	$39,788,984

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
March 31, 2007

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $683,929,206,
$99,476,723, $246,674,581 and
$862,495,028, respectively)[1]	$816,317,781	$140,139,455	$248,092,614	$866,171,635
Foreign currencies (cost $17,633,465, $0, $0 and
$1,639,684 respectively)	17,633,314	—	—	1,639,769
Repurchase Agreements (cost $34,152,570,
$23,077,745, $0 and $137,978,045, respectively)	34,152,570	23,077,745	—	137,978,045
Variation margin on futures contracts	—	—	—	17,257
Cash	—	12,351	—	387,967
Receivable for investment securities sold	6,658,796	110,716	3,147,565	8,435,721
Income receivable	2,082,835	423,815	3,226,028	5,559,902
Receivable for fund shares sold	921,688	213,133	922,187	983,212
Other assets	25,370	6,076	6,883	38,433
Total Assets	877,792,354	163,983,291	255,395,277	1,021,211,941
LIABILITIES:
Options written at value (Premium received $0, $0,
$0 and $46,308, respectively	—	—	—	32,625
Collateral on securities loaned	67,961,428	45,923,235	—	212,879,454
Depreciation of forward foreign currency contracts	—	—	—	339,857
Payable to Investment Advisor	595,899	87,797	165,688	444,440
Payable to Custodian	78,840	2,473	3,902	16,255
Payable for investment securities purchased	28,682,301	306,373	7,160,654	89,827,510
Payable for fund shares redeemed	679,796	119,210	87,858	1,318,255
Other accrued expenses	371,766	82,082	135,329	335,716
Total Liabilities	98,370,030	46,521,170	7,553,431	305,194,112
NET ASSETS	$779,422,324	$117,462,121	$247,841,846	$716,017,829

NET ASSETS CONSIST OF:
Capital stock	596,569,093	72,044,386	247,142,148	718,446,364
Unrealized appreciation/(depreciation) on:
Investments	132,388,575	40,662,732	1,418,033	3,676,607
Written options	—	—	—	13,683
Foreign currencies	(16,305)	—	—	18,496
Futures contracts	—	—	—	(575,596)
Forward currency exchange contracts	—	—	—	(339,857)
Accumulated undistributed net investment
income/(loss)	1,340,053	—	73,322	(484,341)
Accumulated undistributed net realized gain/(loss)	49,140,908	4,755,003	(791,657)	(4,737,527)
Total Net Assets	$779,422,324	$117,462,121	$247,841,846	$716,017,829

Shares outstanding (unlimited shares
of no par value authorized)	52,920,039	5,616,389	22,688,450	77,199,836
Net asset value, offering and
redemption price per share	$14.73	$20.91	$10.92	$9.27

[1] Includes loaned securities with a market value of:	$64,917,252	$45,295,735	$—	$207,964,344

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2007

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $0,
$5,145, $0 and $3,083, respectively)	$6,394,530	$14,298,534	$983,647	$4,731,045
Interest income	787,754	898,669	172,508	160,003
Total investment income	7,182,284	15,197,203	1,156,155	4,891,048
EXPENSES:
Investment advisory fees	6,239,996	6,007,991	1,617,552	1,512,074
Distribution (12b-1) fees	1,700,659	1,633,806	425,672	387,238
Shareholder servicing fees	345,832	324,761	85,416	85,448
Administration fees	229,618	222,725	58,341	53,668
Legal fees	108,176	100,375	25,963	21,749
Custody fees	84,411	72,040	40,225	65,264
Federal and state registration fees	76,850	58,897	48,695	42,390
Reports to shareholders	70,539	54,058	53,276	40,319
Fund accounting fees	56,253	55,596	18,854	15,550
Audit fees	35,626	35,851	31,328	32,186
Directors' fees and expenses	34,918	32,583	8,126	7,287
Transfer agent fees and expenses	19,073	18,879	13,801	13,652
Insurance fees	18,811	20,872	5,722	5,428
Payroll expense	11,315	10,585	2,920	2,920
Compliance fees	1,076	1,076	335	335
Total expenses before securities lending credit	9,033,153	8,650,095	2,436,226	2,285,508
Less securities lending credit (See Note 6)	(141,009)	(267,817)	(100,698)	(98,440)
Net expenses	8,892,144	8,382,278	2,335,528	2,187,068
Net investment income/(loss)	(1,709,860)	6,814,925	(1,179,373)	2,703,980
NET REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	15,119,963	37,154,587	11,591,748	25,993,393
Net change in unrealized appreciation/(depreciation)
on investments	(11,405,943)	49,683,330	(8,817,990)	(20,194,858)
Net realized and unrealized gains	3,714,020	86,837,917	2,773,758	5,798,535
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$2,004,160	$93,652,842	$1,594,385	$8,502,515

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended March 31, 2007

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of
$1,728,215, $4,301, $0 and $0, respectively)	$15,887,883	$1,935,964	$—	$87,866
Interest income	612,137	103,543	8,486,386	34,614,492
Total investment income	16,500,020	2,039,507	8,486,386	34,702,358
EXPENSES:
Investment advisory fees	6,575,116	897,492	1,781,238	4,898,185
Distribution (12b-1) fees	1,760,392	236,182	556,637	1,644,028
Shareholder servicing fees	347,078	47,236	115,327	339,806
Administration fees	243,437	32,425	76,033	225,199
Legal fees	115,732	17,422	33,382	103,032
Custody fees	384,805	14,576	21,982	118,270
Federal and state registration fees	89,684	32,998	34,551	69,548
Reports to shareholders	53,988	19,603	13,632	40,247
Fund accounting fees	72,151	9,411	27,402	82,731
Audit fees	33,928	30,405	30,830	36,737
Directors' fees and expenses	37,493	5,678	11,201	33,366
Transfer agent fees and expenses	20,175	13,098	13,859	18,010
Insurance fees	17,753	2,121	6,187	18,962
Payroll expense	11,460	1,320	3,620	11,599
Compliance fees	1,000	190	380	1,400
Total expenses	9,764,192	1,360,157	2,726,261	7,641,120
Less securities lending credit (See Note 6)	(106,683)	(24,183)	—	(157,835)
Expenses recouped by the Adviser (See Note 3)	—	42,952	125,231	—
Net expenses	9,657,509	1,378,926	2,851,492	7,483,285
Net investment income	6,842,511	660,581	5,634,894	27,219,073
NET REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	99,185,929	10,301,737	(501,893)	811,013
Written options	—	—	—	175,410
Foreign currencies	(1,176,210)	—	—	283
Futures contracts	—	—	—	154,940
Forward currency contracts	—	—	—	(704,071)
Total	98,009,719	10,301,737	(501,893)	437,575
Net change in unrealized appreciation/
(depreciation) on:
Investments	13,848,672	7,585,486	3,528,011	12,155,631
Written options	—	—	—	(17,288)
Foreign currencies	394	—	—	8,844
Futures contracts	—	—	—	(139,505)
Forward currency contracts	—	—	—	(481,763)
Total	13,849,066	7,585,486	3,528,011	11,525,919
Net realized and unrealized gain	111,858,785	17,887,223	3,026,118	11,963,494
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$118,701,296	$18,547,804	$8,661,012	$39,182,567

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund
	Year	Period	Year	Period
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2007	2006	2007	2006
OPERATIONS:
Net investment income/(loss)	$(1,709,860)	$(1,681,971)	$6,814,925	$4,342,091
Net realized gain on investment transactions	15,036,136	29,183,549	37,154,587	43,143,883
Change in unrealized appreciation/(depreciation)
on investments	(11,322,116)	20,178,486	49,683,330	96,089
Net increase in net assets
resulting from operations	2,004,160	47,680,064	93,652,842	47,582,063
CAPITAL SHARE TRANSACTIONS:
Shares sold	347,544,018	201,714,521	241,132,362	204,871,407
Shares issued to holders in reinvestment of dividends	10,257,279	—	33,955,890	10,739,626
Shares redeemed	(241,421,753)	(165,944,592)	(283,517,492)	(154,900,921)
Net increase	116,379,544	35,769,929	(8,429,240)	60,710,112
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	—	—	(7,114,128)	(4,087,194)
From net realized gains	(18,666,939)	—	(55,830,479)	(14,924,573)
Total dividends and distributions	(18,666,939)	—	(62,944,607)	(19,011,767)

INCREASE IN NET ASSETS	99,716,765	83,449,993	22,278,995	89,280,408

NET ASSETS:
Beginning of year	$653,921,538	$570,471,545	$660,129,983	$570,849,575
End of year (including undistributed net investment
income of ($14,784, $31,439, $1,823,473 and
$2,122,677, respectively)	$753,638,303	$653,921,538	$682,408,978	$660,129,983

CHANGES IN SHARES OUTSTANDING
Shares sold	37,074,341	20,603,043	19,578,975	17,813,559
Shares issued to holders in reinvestment of dividends	1,070,697	—	2,738,378	950,409
Shares redeemed	(25,567,414)	(16,889,797)	(23,146,431)	(13,439,287)
Net increase	12,577,624	3,713,246	(829,078)	5,324,681

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund
	Year	Period	Year	Period
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2007	2006	2007	2006
OPERATIONS:
Net investment income/(loss)	$(1,179,373)	$(1,179,169)	$2,703,980	$(519,346)
Net realized gain on investment transactions	11,591,748	19,762,867	25,993,393	9,303,736
Change in unrealized appreciation/(depreciation)
on investments	(8,817,990)	17,742,682	(20,194,858)	9,808,704
Net increase in net assets
resulting from operations	1,594,385	36,326,380	8,502,515	18,593,094
CAPITAL SHARE TRANSACTIONS:
Shares sold	89,530,789	87,369,505	66,656,437	76,154,464
Shares issued to holders in reinvestment of dividends	3,600,261	8,284,613	14,357,797	5,793,390
Shares redeemed	(132,302,419)	(49,433,823)	(134,065,122)	(34,523,553)
Net increase	(39,171,369)	46,220,295	(53,050,888)	47,424,301
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	—	—	(2,693,593)	—
From net realized gains	(6,534,072)	(15,602,948)	(28,268,174)	(11,531,340)
Total dividends and distributions	(6,534,072)	(15,602,948)	(30,961,767)	(11,531,340)

INCREASE/(DECREASE) IN NET ASSETS	(44,111,056)	66,943,727	(75,510,140)	54,486,055

NET ASSETS:
Beginning of year	$215,514,988	148,571,261	$185,589,680	131,103,625
End of year (including undistributed net investment
income of ($0, $0, $38,800 and $0, respectively)	$171,403,932	$215,514,988	$110,079,540	$185,589,680

CHANGES IN SHARES OUTSTANDING
Shares sold	8,874,843	8,833,116	4,991,302	5,462,863
Shares issued to holders in reinvestment of dividends	357,169	871,148	1,193,499	430,415
Shares redeemed	(13,478,510)	(4,914,137)	(9,849,525)	(2,456,339)
Net increase/(decrease)	(4,246,498)	4,790,127	(3,664,724)	3,436,939

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Equity Fund		Real Estate Securities Fund
	Year	Period	Year	Period
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2007	2006	2007	2006
OPERATIONS:
Net investment income/(loss)	$6,842,511	$(440,315)	$660,581	$1,447,841
Net realized gain on investment transactions	98,009,719	48,785,883	10,301,737	2,991,291
Change in unrealized appreciation on investments	13,849,066	82,799,085	7,585,486	11,445,981
Net increase in net assets
resulting from operations	118,701,296	131,144,653	18,547,804	15,885,113
CAPITAL SHARE TRANSACTIONS:
Shares sold	357,626,736	216,783,941	61,137,806	43,135,447
Shares issued to holders in reinvestment of dividends	46,838,067	23,536,325	3,888,581	5,420,394
Shares redeemed	(272,240,775)	(130,180,681)	(48,653,364)	(40,092,104)
Net increase	132,224,028	110,139,585	16,373,023	8,463,737
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	(8,971,421)	(5,758,870)	(1,121,696)	(1,276,459)
From net realized gains	(74,819,797)	(36,222,721)	(5,953,056)	(8,500,223)
Total dividends and distributions	(83,791,218)	(41,981,591)	(7,074,752)	(9,776,682)

INCREASE IN NET ASSETS	167,134,106	199,302,647	27,846,075	14,572,168

NET ASSETS:
Beginning of year	$612,288,218	$412,985,571	$89,616,046	$75,043,878
End of year (including undistributed net investment
income/(loss) of $1,340,053, $(3,461,577),
$0 and $0, respectively)	$779,422,324	$612,288,218	$117,462,121	$89,616,046

CHANGES IN SHARES OUTSTANDING
Shares sold	25,260,683	16,753,013	3,085,833	2,485,087
Shares issued to holders in reinvestment of dividends	3,326,567	1,847,435	192,599	337,719
Shares redeemed	(19,203,610)	(10,092,590)	(2,515,969)	(2,304,689)
Net increase	9,383,640	8,507,858	762,463	518,117

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tax-Exempt Fixed Income Fund		Core Plus Fixed Income Fund
	Year	Period	Year	Period
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2007	2006	2007	2006
OPERATIONS:
Net investment income	$5,634,894	$3,045,600	$27,219,073	$15,278,611
Net realized gain/(loss) on investment transactions	(501,893)	(67,861)	437,575	(5,465,080)
Change in unrealized appreciation/(depreciation)
on investments	3,528,011	(4,156,643)	11,525,919	(12,502,266)
Net increase/(decrease) in net assets
resulting from operations	8,661,012	(1,178,904)	39,182,567	(2,688,735)
CAPITAL SHARE TRANSACTIONS:
Shares sold	112,068,712	99,145,899	345,088,680	305,567,156
Shares issued to holders in reinvestment of dividends	2,703,893	1,639,001	14,064,652	48,529,614
Shares redeemed	(83,186,911)	(40,924,483)	(268,111,990)	(157,120,055)
Net increase	31,585,694	59,860,417	91,041,342	196,976,715
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	(5,575,058)	(3,056,168)	(27,047,513)	(10,056,865)
From net realized gains	—	—	—	(10,241,890)
Return of Capital	—	—	—	(69,195,594)
Total dividends and distributions	(5,575,058)	(3,056,168)	(27,047,513)	(89,494,349)

INCREASE IN NET ASSETS	34,671,648	55,625,345	103,176,396	104,793,631

NET ASSETS:
Beginning of year	$213,170,198	157,544,853	$612,841,433	508,047,802
End of year (including undistributed net investment
income/(loss) of $73,322, $13,486, $(484,341) and
$(244,315), respectively)
	$247,841,846	$213,170,198	$716,017,829	$612,841,433

CHANGES IN SHARES OUTSTANDING
Shares sold	10,295,601	9,097,399	37,525,129	30,579,856
Shares issued to holders in reinvestment of dividends	248,714	151,237	1,531,705	5,224,186
Shares redeemed	(7,656,887)	(3,759,123)	(29,138,674)	(15,879,856)
Net increase	2,887,428	5,489,513	9,918,160	19,924,186

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Growth Fund
	Year ended	Period Ended		Year Ended	Year Ended	Year Ended
	March 31, 2007	March 31, 2006		June 30, 2005	June 30, 2004	June 30, 2003
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$9.95	$9.20		$9.16	$7.59	$7.28

Income from investment operations:
Net investment loss	(0.02)	(0.03)		(0.03)	(0.04)	—
Net realized and unrealized
gains/(losses) on investments	(0.06)	0.78		0.07	1.61	0.31
Total from investment operations	(0.08)	0.75		0.04	1.57	0.31

Less distributions:
Dividends from
net investment income	—	—		—	—	—
Dividends from net realized gains	(0.25)	—		—	—	—
Total distributions	(0.25)	—		—	—	—

Net asset value, end of period	$9.62	$9.95		$9.20	$9.16	$7.59

Total return	-0.80%	8.15	%(1)	0.44%	20.69%	4.26%

Supplemental data and ratios:
Net assets, end of period	$753,638,303	$653,921,538		$570,471,545	$344,452,770	$118,363,326

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.33%	1.35	%(2)	1.39%	1.51%	1.63%
After Expense
Reimbursement/(Recapture )
and Securities Lending Credit	1.31%	1.32	%(2)	1.37%	1.49%	1.49%

Ratio of net investment loss
to average net assets
Before Expense Reimbursement,
including (Recapture)	-0.27%	-0.38	%(2)	-0.41%	-0.83%	-0.84%
After Expense
Reimbursement/(Recapture)	-0.25%	-0.35	%(2)	-0.39%	-0.81%	-0.70%

Portfolio turnover rate	142.66%	72.34%		21.63%	24.66%	30.47%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund
	Year ended	Period Ended		Year Ended	Year Ended	Year Ended
	March 31, 2007	March 31, 2006		June 30, 2005	June 30, 2004	June 30, 2003
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$11.77	$11.24		$10.96	$8.78	$9.20
Income from investment operations:
Net investment income	0.14	0.07		0.07	0.03	0.04
Net realized and unrealized
gains/(losses) on investments	1.67	0.79		0.56	2.17	(0.41)
Total from investment operations	1.81	0.86		0.63	2.20	(0.37)

Less distributions:
Dividends from
net investment income	(0.14)	(0.07)		(0.05)	(0.02)	(0.04)
Dividends from net realized gains	(1.10)	(0.26)		(0.30)	—	(0.01)
Total distributions	(1.24)	(0.33)		(0.35)	(0.02)	(0.05)
Net asset value, end of period	$12.34	$11.77		$11.24	$10.96	$8.78

Total return	15.32%	7.85	%(1)	5.69%	25.12%	-3.89%

Supplemental data and ratios:
Net assets, end of period	$682,408,978	$660,129,983		$570,849,575	$340,186,439	$117,847,247

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.32%	1.36	%(2)	1.38%	1.51%	1.61%
After Expense
Reimbursement/(Recapture) and
Securities Lending Credit	1.28%	1.30	%(2)	1.33%	1.49%	1.49%
Ratio of net investment income/(loss)
to average net assets
Before Expense Reimbursement,
including (Recapture)	1.00%	0.86	%(2)	0.67%	0.47%	0.56%
After Expense
Reimbursement/(Recapture)	1.04%	0.92	%(2)	0.72%	0.49%	0.68%

Portfolio turnover rate	30.25%	64.61%		20.06%	26.27%	49.79%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Growth Fund
	Year ended	Period Ended		Year Ended	Year Ended	Year Ended
	March 31, 2007	March 31, 2006		June 30, 2005	June 30, 2004	June 30, 2003
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$10.60	$9.56		$9.49	$7.64	$7.20
Income from investment operations:
Net investment income (loss)	(0.07)	(0.06)		(0.06)	(0.06)	—
Net realized and unrealized
gains on investments	0.56	1.95		0.13	1.91	0.44
Total from investment operations	0.49	1.89		0.07	1.85	0.44
Less distributions:
Dividends from
net investment income	—	—		—	—	—
Dividends from net realized gains	(0.44)	(0.85)		—	—	—
Total distributions	(0.44)	(0.85)		—	—	—
Net asset value, end of period	$10.65	$10.60		$9.56	$9.49	$7.64

Total return	4.84%	20.82	%(1)	0.74%	24.21%	6.11%

Supplemental data and ratios:
Net assets, end of period	$171,403,932	$215,514,988		$148,571,261	$87,189,588	$31,520,846

Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.43%	1.43	%(2)	1.54%	1.61%	2.01%
After Expense
Reimbursement/(Recapture) and
Securities Lending Credit	1.37%	1.38	%(2)	1.50%	1.57%	1.59%
Ratio of net investment loss
to average net assets
Before Expense Reimbursement,

including (Recapture)	-0.75%	-0.92	%(2)	-0.85%	-0.97%	-1.78%
After Expense
Reimbursement/(Recapture)	-0.69%	-0.87	%(2)	-0.81%	-0.93%	-1.36%

Portfolio turnover rate	213.08%	180.64%		99.09%	56.19%	19.02%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund
	Year ended	Period Ended		Year Ended	Year Ended	Year Ended
	March 31, 2007	March 31, 2006		June 30, 2005	June 30, 2004	June 30, 2003
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$14.41	$13.89		$12.93	$10.13	$10.15
Income from investment operations:
Net investment income (loss)	0.31	(0.04)		(0.04)	(0.04)	—
Net realized and unrealized
gains/(losses) on investments	0.81	1.52		1.40	2.84	(0.02)
Total from investment operations	1.12	1.48		1.36	2.80	(0.02)

Less distributions:
Dividends from
net investment income	(0.31)	—		—	—	—
Dividends from net realized gains	(3.27)	(0.96)		(0.40)	—	—
Total distributions	(3.58)	(0.96)		(0.40)	—	—
Net asset value, end of period	$11.95	$14.41		$13.89	$12.93	$10.13

Total return	7.63%	11.18	%(1)	10.56%	27.64%	-0.20%

Supplemental data and ratios:
Net assets, end of period	$110,079,540	$185,589,680		$131,103,625	$98,948,678	$29,703,370
Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.47%	1.55	%(2)	1.61%	1.66%	2.20%
After Expense
Reimbursement/(Recapture) and
Securities Lending Credit	1.41%	1.53	%(2)	1.59%	1.56%	1.59%
Ratio of net investment income/(loss)
to average net assets
Before Expense Reimbursement,
including (Recapture)	1.68%	-0.45	%(2)	-0.32%	-0.53%	-0.97%
After Expense
Reimbursement/(Recapture)	1.75%	-0.43	%(2)	-0.30%	-0.43%	-0.36%

Portfolio turnover rate	174.94%	72.42%		92.42%	82.83%	64.32%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	International Equity Fund
	Year ended	Period Ended		Year Ended	Year Ended	Year Ended
	March 31, 2007	March 31, 2006		June 30, 2005	June 30, 2004	June 30, 2003
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$14.06	$11.79		$10.43	$8.22	$8.96
Income from investment operations:
Net investment income	0.16	(0.01)		0.10	0.02	0.06
Net realized and unrealized
gains/(losses) on investments	2.24	3.40		1.40	2.23	(0.77)
Total from investment operations	2.40	3.39		1.50	2.25	(0.71)
Less distributions:
Dividends from
net investment income	(0.18)	(0.15)		(0.06)	(0.04)	(0.03)
Dividends from net realized gains	(1.55)	(0.97)		(0.08)	—	—
Total distributions	(1.73)	(1.12)		(0.14)	(0.04)	(0.03)
Net asset value, end of period	$14.73	$14.06		$11.79	$10.43	$8.22

Total return	17.65%	29.75	%(1)	14.37%	27.40%	-7.92%

Supplemental data and ratios:
Net assets, end of period	$779,422,324	$612,288,218		$412,985,571	$261,777,374	$76,915,396
Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.39%	1.38	%(2)	1.38%	1.53%	1.60%
After Expense
Reimbursement/(Recapture) and
Securities Lending Credit	1.37%	1.34	%(2)	1.33%	1.47%	1.59%
Ratio of net investment income/(loss)
to average net assets
Before Expense Reimbursement,
including (Recapture)	0.95%	-0.16	%(2)	1.01%	0.56%	0.97%
After Expense
Reimbursement/(Recapture)	0.97%	-0.12	%(2)	1.06%	0.62%	0.99%

Portfolio turnover rate	89.16%	66.98%		80.32%	60.74%	148.87%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Real Estate Securities Fund
	Year ended	Period Ended		Year Ended	Year Ended	Year Ended
	March 31, 2007	March 31, 2006		June 30, 2005	June 30, 2004	June 30, 2003
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$18.46	$17.31		$13.66	$11.27	$11.18
Income from investment operations:
Net investment income	0.16	0.33		0.44	0.44	0.45
Net realized and unrealized
gains on investments	3.84	3.27		4.04	2.27	0.05
Total from investment operations	4.00	3.60		4.48	2.71	0.50

Less distributions:
Dividends from
net investment income	(0.25)	(0.32)		(0.43)	(0.32)	(0.33)
Dividends from net realized gains	(1.30)	(2.13)		(0.40)	—	(0.08)
Total distributions	(1.55)	(2.45)		(0.83)	(0.32)	(0.41)
Net asset value, end of period	$20.91	$18.46		$17.31	$13.66	$11.27

Total return	21.96%	22.94	%(1)	33.22%	24.24%	4.87%

Supplemental data and ratios:
Net assets, end of period	$117,462,121	$89,616,046		$75,043,878	$79,795,852	$26,188,608
Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.49%	1.51	%(2)	1.51%	1.56%	2.02%
After Expense
Reimbursement/(Recapture) and
Securities Lending Credit	1.46%	1.49	%(2)	1.49%	1.49%	1.49%
Ratio of net investment income to
average net assets
Before Expense Reimbursement,
including (Recapture)	0.67%	2.46	%(2)	2.83%	3.35%	3.80%
After Expense
Reimbursement/(Recapture)	0.70%	2.48	%(2)	2.85%	3.41%	4.33%

Portfolio turnover rate	43.86%	41.09%		77.64%	24.30%	28.71%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund
	Year ended	Period Ended		Year Ended	Year Ended	Year Ended
	March 31, 2007	March 31, 2006		June 30, 2005	June 30, 2004	June 30, 2003
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$10.77	$11.01		$10.75	$11.05	$10.46
Income from investment operations:
Net investment income	0.27	0.17		0.20	0.17	0.22
Net realized and unrealized
gains/(losses) on investments	0.15	(0.24)		0.26	(0.28)	0.59
Total from investment operations	0.42	(0.07)		0.46	(0.11)	0.81

Less distributions:
Dividends from
net investment income	(0.27)	(0.17)		(0.20)	(0.17)	(0.22)
Dividends from net realized gains	—	—		—	(0.02)	—
Total distributions	(0.27)	(0.17)		(0.20)	(0.19)	(0.22)
Net asset value, end of period	$10.92	$10.77		$11.01	$10.75	$11.05

Total return	3.92%	-0.64	%(1)	4.29%	-1.01%	7.78%

Supplemental data and ratios:
Net assets, end of period	$247,841,846	$213,170,198		$157,544,853	$80,301,556	$26,100,100
Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.28%	1.29	%(2)	1.33%	1.41%	1.82%
After Expense
Reimbursement/(Recapture) and
Securities Lending Credit	1.28%	1.29	%(2)	1.29%	1.29%	1.29%
Ratio of net investment income
to average net assets
Before Expense Reimbursement,
including (Recapture)	2.53%	2.15	%(2)	1.90%	1.65%	1.66%
After Expense
Reimbursement/(Recapture)	2.53%	2.15	%(2)	1.94%	1.77%	2.19%
Portfolio turnover rate	50.36%	14.61%		30.05%	18.90%	19.18%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Core Plus Fixed Income Fund
	Year ended	Period Ended		Year Ended	Year Ended	Year Ended
	March 31, 2007	March 31, 2006		June 30, 2005	June 30, 2004	June 30, 2003
Per share data for a share of capital
stock outstanding for the entire period
and selected information for the period
are as follows:
Net asset value, beginning of period	$9.11	$10.73		$10.38	$10.71	$10.15
Income from investment operations:
Net investment income	0.38	0.34		0.25	0.36	0.48
Net realized and unrealized
gains/(losses) on investments	0.15	(0.39)		0.41	(0.34)	0.56
Total from investment operations	0.53	(0.05)		0.66	0.02	1.04

Less distributions:
Dividends from
net investment income	(0.37)	(0.26)		(0.27)	(0.35)	(0.48)
Dividends from net realized gains	—	(0.08)		(0.04)	—	—
Return of Capital	—	(1.23)		—	—	—
Total distributions	(0.37)	(1.57)		(0.31)	(0.35)	(0.48)
Net asset value, end of period	$9.27	$9.11		$10.73	$10.38	$10.71

Total return	5.96%	-0.48	%(1)	6.47%	0.21%	10.47%

Supplemental data and ratios:
Net assets, end of period	$716,017,829	$612,841,433		$508,047,802	$284,788,044	$110,280,032
Ratio of expenses to average net assets
Before Expense Reimbursement,
including (Recapture)	1.16%	1.19	%(2)	1.24%	1.29%	1.41%
After Expense
Reimbursement/(Recapture) and
Securities Lending Credit	1.14%	1.16	%(2)	1.20%	1.29%	1.29%
Ratio of net investment income
to average net assets
Before Expense Reimbursement,
including (Recapture)	4.14%	3.43	%(2)	2.51%	3.71%	4.69%
After Expense
Reimbursement/(Recapture)	4.16%	3.47	%(2)	2.55%	3.71%	4.81%

Portfolio turnover rate	280.55%	261.52%		471.24%	11.82%	52.99%

(1) Not Annualized.
(2) Annualized.

See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
March 31, 2007

1.	Organization
AssetMark Funds (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company with eight non-diversified funds (the “Funds”): AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds commenced operations on June 29, 2001.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)	Investment Valuation
Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADR’s are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation.

Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a fund calculates net asset value will be valued at their fair market value as determined by the Valuation Committee.

(b)	Repurchase Agreements
Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Core Plus Fixed Income Fund entered into repurchase agreements during the period ended March 31, 2007. For all funds engaged in securities lending, portions of cash collateral for securities on loan were invested in repurchase agreements at March 31, 2007.

(c)	Federal Income Taxes
The Funds intend to continue to comply with the requirements of sub chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2007

(d)	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

(f)	Expenses
Most expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets.

(g)	Security Transactions and Income Recognition
Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income recorded using the effective yield method is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.  Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(h)	Distributions to Shareholders
The Funds, with the exception of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(i)	Derivatives
Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps and may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts
The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options
The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions, but will only engage in option strategies for non-speculative purposes. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2007

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked price.

As of March 31, 2007, the Core Plus Fixed Income Fund has entered into written call options, for which sufficient collateral was set aside, as disclosed in the Schedule of Investments.

Futures
Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Core Plus Fixed Income Fund may also purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Core Plus Fixed Income Fund may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps
The Core Plus Fixed Income Fund may enter into credit default swaps. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security or basket of securities. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Credit default swaps involve transferring the credit exposure of fixed income products between parties. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the product. By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the swap.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2007

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

During the year ended March 31, 2007, the Funds had no open or outstanding swap contracts.

(j)	Securities Purchased on a Forward-Commitment Basis

The Funds may enter into when-issued or other transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage ‘‘dollar rolls’’ in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(k)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(l)	Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations. The Board of Trustees, with the assistance of the Advisor, sub-advisors and/or pricing services, will determine the value of such securities in good faith in accordance with the provisions of the 1940 Act. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

(m)	Short Sales

Although not currently part of any of the Fund’s investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.

(n)	Trustee Compensation

For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $32,000 per year and $3,500 per in-person meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. Telephonic meeting fees are determined according to length of the meeting as follows: $1,500 for one to two hours, $2,000 for two to three hours and $3,500 for three hours or longer. The interested persons who serve as Trustees of the Trust receive no compensation for their service as Trustees.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2007

3.	Investment Advisor

On October 21, 2006, AssetMark and Genworth Financial, Inc. (“Genworth”) completed a transaction whereby Genworth acquired 100% ownership of AssetMark and AssetMark Capital (the “Transaction”). The Transaction resulted in the automatic termination of the existing investment advisory agreement with AssetMark for each Fund. The Board of Trustees of the Trust approved a new investment advisory agreement with AssetMark for each Fund, which was later approved by shareholders of each Fund at a meeting held on October 16, 2006 and became effective upon the completion of the Transaction.

The Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark Investment Services, Inc. (the “Advisor”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	0.95%
Large Cap Value Fund	0.95%
Small/Mid Cap Growth Fund	0.95%
Small/Mid Cap Value Fund	1.00%
International Equity Fund	0.95%
Real Estate Securities Fund	0.95%
Tax-Exempt Fixed Income Fund	0.80%
Core Plus Fixed Income Fund	0.75%

In addition, the Trust and Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to: (1) waive 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $6 billion, and an additional 0.025% of each Fund’s annual advisory fee on Trust assets in excess of $12 billion; and (2) waive portions of its advisory fee to the extent necessary to pass on certain breakpoints in the underlying sub-advisory fee arrangements that are reached as Fund assets grow.

The Advisor has agreed to waive, through October 31, 2007, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Funds’ operating expenses do exceed the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	1.49%
Large Cap Value Fund	1.49%
Small/Mid Cap Growth Fund	1.59%
Small/Mid Cap Value Fund	1.59%
International Equity Fund	1.59%
Real Estate Securities Fund	1.49%
Tax-Exempt Fixed Income Fund	1.29%
Core Plus Fixed Income Fund	1.29%

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. As of March 31, 2007, each Fund has recouped all potential recoverable waivers or reimbursed expenses.

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates the sub-advisors based on each Fund’s average daily net assets.

4.	DistributionPlan

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons who provide support services in connection with the distribution of the Funds’ shares and servicing of the Funds’ shareholders. AssetMark Capital Corporation, an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2007

5.	Service and Custody Agreements

The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

6.	Securities Lending

Effective July 1, 2003 the Funds entered into a securities lending arrangement with U.S. Bank, N.A. (the “Custodian”). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to brokers, a percentage of the net securities lending revenue shall be solely paid as credits to the Funds to be used as an offset against custody costs and other charges incurred by the Funds from the custodian, administration, fund accounting and transfer agent fees and shall not, in any event, be paid as cash to the Funds. The Custodian shall be paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of March 31, 2007, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of the total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations.

As of March 31, 2007, the values of securities loaned and collateral held were as follows:

	Market Value of Securities Loaned	Collateral
Large Cap Growth Fund	$229,095,906	$ 236,995,445
Large Cap Value Fund	194,757,323	202,616,856
Small/Mid Cap Growth Fund	55,961,029	57,934,484
Small/Mid Cap Value Fund	39,788,984	41,311,210
International Equity Fund	64,917,252	67,961,428
Real Estate Securities Fund	45,295,735	45,923,235
Core Plus Fixed Income Fund	207,964,344	212,879,454

7.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the year ended March 31, 2007 are summarized below.

	Purchases	Sales
Large Cap Growth Fund	1,050,265,577	954,457,930
Large Cap Value Fund	192,927,823	262,550,972
Small/Mid Cap Growth Fund	360,021,370	405,468,372
Small/Mid Cap Value Fund	262,413,131	336,035,741
International Equity Fund	666,837,832	617,999,582
Real Estate Securities Fund	51,356,188	41,019,464
Tax-Exempt Fixed Income Fund	138,288,798	106,985,490
Core Plus Fixed Income Fund*	1,749,330,475	1,691,842,975

* Included in these amounts were $294,155,993 of purchases and $337,642,872 of sales of U.S. Government Securities.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2007

8.	Option Contracts Written

The premium amount and number of option contracts written during the year ended March 31, 2007 in the AssetMark Core Plus Fixed Income Fund, were as follows:

	Amount of Premiums	Number of Contracts
Outstanding at 3/31/06	$(100,174)	(2,399)
Options written	(418,342)	(1,688)
Options expired	981	5
Options exercised	—	—
Options closed	471,227	3,850
Outstanding at 3/31/07	$(46,308)	(232)

9.	Other Tax Information
Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to net operating losses and foreign currency. On the Statements of Assets and Liabilities, the following adjustments were made:

	Accumulated
	Net	Accumulated
	Investment	Realized
	Income	Gain or	Capital
	or (Loss)	(Loss)	Stock

Large Cap Growth Fund	$1,693,201	$ 12,989	$(1,706,190)

Large Cap Value Fund	—	(2)	2

Small/Mid Cap Growth Fund	1,179,373	(1,179,373)	—

Small/Mid Cap Value Fund	28,413	(11,913)	(16,500)

International Equity Fund	6,930,540	(6,930,540)	—

Real Estate Securities Fund	461,115	(461,115)	—

Tax-Exempt Fixed Income Fund	—	—	—

Core Plus Fixed Income Fund	(411,586)	432,999	(21,413)

The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital loss carryforwards available for Federal income tax purposes are as follows

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2007

Capital losses expiring:
	3/31/12	3/31/13
Large Cap Growth Fund	—	—
Large Cap Value Fund	—	—
Small/Mid Cap Growth Fund	—	—
Small/Mid Cap Value Fund	—	—
International Equity Fund	—	—
Real Estate Securities Fund	—	—
Tax-Exempt Fixed Income Fund	(16,163)	(128,240)
Core Plus Fixed Income Fund	—	—

	3/31/14	3/31/15
Large Cap Growth Fund	—	—
Large Cap Value Fund	—	—
Small/Mid Cap Growth Fund	—	—
Small/Mid Cap Value Fund	—	—
International Equity Fund	—	—
Real Estate Securities Fund	—	—
Tax-Exempt Fixed Income Fund	(10,395)	(573,575)
Core Plus Fixed Income Fund	(2,286,685)	(2,411,835)

Additionally, at March 31,2007, the Funds deferred on a tax basis post-October losses of $63,284 for the Tax-Exempt Fixed Income Fund and $826,744 for the Core Plus Fixed Income Fund.

The tax components of distributions paid during the fiscal years ended March 31, 2007 and March 31, 2006 are as follows:

	Year Ended
	March 31, 2007
	Ordinary	Long-Term
	Income	Capital Gains
	Distributions	Distributions

Large Cap Growth Fund	—	$18,666,939

Large Cap Value Fund	$21,479,966	41,464,641

Small/Mid Cap Growth Fund	5,361,435	1,172,637

Small/Mid CapValue Fund	10,109,223	20,852,544

International Equity Fund	45,260,017	38,531,201

Real Estate Securities Fund	1,993,621	5,081,132

Tax-Exempt Fixed Income Fund	5,575,058*	—

Core Plus Fixed Income Fund	27,047,513

* Contains $5,575,058 of tax-exempt income.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2007

	Period Ended March 31, 2006
	Ordinary	Long-Term	Return
	Income	Capital Gains	of Capital

Large Cap Growth Fund	—	—	—

Large Cap Value Fund	$ 11,863,655	$ 7,148,112	$ —

Small/Mid Cap Growth Fund	4,714,801	10,888,147	—

Small/Mid Cap Value Fund	3,728,475	7,802,865	—

International Equity Fund	22,611,018	19,370,573	—

Real Estate Securities Fund	2,486,920	7,289,762	—

Tax-Exempt Fixed Income Fund	3,056,168*	—	—

Core Plus Fixed Income Fund	19,005,741	1,293,014	69,195,594

* Contains $3,056,168 of tax-exempt income.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2007

At March 31, 2007 the components of accumulated earnings/losses on a tax basis were as follows:
	Large Cap	Large Cap	Small/Mid	Small/Mid	International	Real Estate	Tax-Exempt	Core Plus
	Growth	Value	Cap Growth	Cap Value	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Cost of
investments	812,174,267	682,998,447	180,872,429	125,714,768	686,549,391	100,351,849	246,674,581	862,577,482
Gross
unrealized
appreciation	81,277,504	116,061,365	24,750,787	8,368,100	143,526,249	41,420,847	2,013,105	9,620,151
Gross
unrealized
depreciation	(18,848,214)	(16,378,535)	(3,829,875)	(2,607,531)	(13,757,859)	(1,633,241)	(595,072)	(6,025,998)
Net unrealized
apprec/deprec	62,429,290	99,682,830	20,920,912	5,760,569	129,768,390	39,787,606	1,418,033	3,594,153

Undistributed
tax-exempt
ordinary
income	—	—	—	—	—	—	71,095	—
Undistributed
ordinary
income	—	8,595,902	4,966,236	1,900,626	19,584,694	744,804	2,227	—
Undistributed
long-term
capital gain	16,859,691	11,867,579	5,134,236	100,380	34,158,185	4,886,562	—	—
Total
distributable
earnings	16,859,691	20,463,481	10,100,472	2,001,006	53,742,879	5,631,366	73,322	—

Other
accumulated
losses	—	—	—	—	(658,038)	(1,237)	(791,657)	(6,021,875)
Total
accumulated
earnings/
(losses)	79,288,981	120,146,311	31,021,384	7,761,575	182,853,231	45,417,735	699,698	(2,427,722)

11.	New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is in the process of evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements and believes that there will not be a material impact.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At March 31, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

AssetMark Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AssetMark Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund as of March 31, 2007, and the related statements of operations, statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and financial highlights for the periods presented through March 31, 2006, were audited by other auditors whose report dated May 26, 2006, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of as of AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund as of March 31, 2007, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Milwaukee, Wisconsin
May 30, 2007

AssetMark Funds
ADDITIONAL INFORMATION
March 31, 2007

1.	Statement Regarding the Basis for Approval of Sub-Advisory Agreement (Unaudited)

At a meeting held on November 29, 2006, the Board of Trustees of AssetMark Funds (the “Trust”) considered and approved a new sub-advisory agreement for the AssetMark Large Cap Growth Fund (the “Fund”), a series of the Trust. At the meeting, the Board of Trustees appointed Wellington Management Company, LLP (“Wellington”) to replace Loomis, Sayles & Company, L.P. as one of the sub-advisors to the Fund.

The Fund is managed using a “manager of managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of the Fund’s portfolio. Under this structure, the Fund’s investment advisor, AssetMark Investment Services, Inc. (the “Advisor”), is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining or replacing sub-advisors. The Board of Trustees is engaged in monitoring this process in connection with quarterly meetings held throughout the year and, under the manager of managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.

The information, the material factors considered, and the conclusions that formed the basis of the Board’s approval of the sub-advisory agreement are described below. This summary describes the most important, but not all, of the factors evaluated by the Board. In deciding to approve the sub-advisory agreement, the Trustees did not identify any particular information or any single factor or conclusion that was controlling.

Materials Reviewed and the Review Process

Assisted by independent legal counsel, the Trustees specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board of Trustees related to, among other things: (a) the terms and conditions of the proposed sub-advisory agreement; (b) the nature, quality and scope of the services to be provided by Wellington, as well as the fees to be charged for such services; (c) Wellington’s investment performance compared to industry peer groups as well as other sub-advisor client accounts; (d) comparative sub-advisory fee information; (e) information regarding Wellington’s personnel, operations, financial position and business operations; (f) information regarding Wellington’s brokerage and compliance practices; and (g) information regarding Wellington’s interactions with the Advisor regarding the management of the Fund.

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and from counsel to the Trust, and had previously received detailed memoranda prepared by each that described the Trustees’ legal duties and obligations in considering the approval of the sub-advisory agreement. In addition, at the Advisor’s request, counsel to the Trust performed extensive due diligence regarding Wellington’s compliance capabilities, which included an in-person visit to Wellington’s offices in Boston. The Independent Trustees discussed in detail, in an executive session with independent counsel at which no representatives of the Advisor or Wellington were present, the materials provided by Wellington.

Factors Considered

The Trustees considered, and reached conclusions on a number of factors in making the decision to approve the sub-advisory agreement. In so doing, the Trustees considered the Advisor’s active role as a “manager of managers,” which includes, among other functions, monitoring and evaluating the performance of the sub-advisors, recommending that sub-advisors not performing as expected be replaced, and negotiating advantageous fee arrangements that could permit the AssetMark Funds to realize economies of scale without compromising the quality of services. These factors and the Board’s conclusions are set forth below.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2007

Nature, Extent and Quality of Services

The Trustees considered Wellington’s investment management process, including (a) the experience and capability of Wellington’s management and other personnel; (b) the financial position of Wellington; (c) the quality and commitment of Wellington’s regulatory and legal compliance policies, procedures and systems; and (d) Wellington’s brokerage practices. The Trustees concluded that the nature, extent, and quality of the services provided by Wellington will likely benefit the Fund and its shareholders.

Investment Performance

At the time of the Board’s consideration of the sub-advisory agreement, Wellington had not commenced managing the Fund. While there was therefore no record of Wellington’s specific performance with respect to the Fund, the Board was provided with, and considered, performance information for other accounts managed by Wellington that have similar investment objectives and policies. The Trustees also considered Wellington’s investment performance record relative to benchmark indices. The Trustees concluded that Wellington’s performance record supported the approval of the sub-advisory agreement.

Sub-Advisory Fees and Economies of Scale

The Trustees considered the proposed fee schedule for Wellington. The Trustees also considered individual reports prepared for Wellington containing comparative information regarding fees. In order to consider comparative advisory fees, the Trustees generally compare the fees in sub-advisory agreements to a peer group that contains funds with similar investment objectives and policies. The funds in the relevant peer group are selected by an independent, nationally recognized, third-party data service in order to ensure that the Trustees are provided with objective data with which to conduct their analyses. The Trustees considered that breakpoints in the sub-advisory agreement fee schedule represented potential economies of scale that could be shared with Fund shareholders.

Ancillary Benefits

The Trustees considered other benefits that Wellington might receive as a result of its relationship with the Fund, including the receipt of research from brokers.

Conclusions

Based on their full evaluation of the relevant factors, the Board and the Independent Trustees concluded that each of the factors above favored approval of the sub-advisory agreement. The Board and the Independent Trustees also concluded that the sub-advisory fee is reasonable; and that the approval of the sub-advisory agreement is in the best interests of the Fund and its shareholders.

2.	Shareholder Notification of Federal Tax Status (Unaudited)
The Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund and Core Plus Fixed Income Fund designates 68.3 percent, 4.4 percent, 46.7 percent, 0.1 percent, 24.3 percent and 0.1 percent, respectively, of dividends declared during the fiscal year ended March 31, 2007 as dividends qualifying for the dividends received deduction available to corporate shareholders.

The Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund and Core Plus Fixed Income Fund designates 69.5 percent, 5.1 percent, 43.6 percent, 29.2 percent, 26.5 percent and 0.1 percent, respectively, of dividends declared from net investment income during the fiscal year ended March 31, 2007 as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2007

3.	Foreign Tax Credit (Unaudited)
For the year ended March 31, 2007, the International Equity Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Austria	$ 656,776.11	$ 150,834.62
Australia	89.92	(13.49)
Belgium	349,367.78	56,611.48
Brazil	357,893.78	46,282.59
Canada	15,236.90	2,285.53
Denmark	27,501.75	4,125.26
France	2,415,850.23	343,479.54
Germany	990,179.35	163,653.87
Greece	506,355.31	—
Hong Kong	527,605.93	5,874.00
Ireland	93,296.70	—
Israel	4,506.52	721.04
Italy	1,099,392.28	180,729.08
Japan	2,114,717.05	152,687.80
Luxemburg	322,529.34	48,379.40
Mexico	168,674.00	—
Netherlands	188,150.42	28,222.56
Philippines	14,842.00	3,710.50
Norway	240,260.31	36,039.05
Russia	72,187.04	10,828.06
Singapore	130,578.87	—
South Africa	76,527.61	—
South Korea	165,991.58	27,388.61
Spain	301,394.45	47,317.92
Sweden	632,511.77	104,726.97
Switzerland	630,542.19	96,267.81
Taiwan	269,970.27	57,531.63
Total	$ 12,372,929.46	$ 1,567,683.83

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2007

4.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

				# of
				Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	byTrustee	Positions

Independent Trustees

R. Thomas DeBerry, 65	Trustee	Indefinite Term	President, DeBerry Consulting (a	8	None
c/o AssetMark		since January	securities consulting firm) (1988-present);
Investment Services, Inc.		2001.	Director, Investment Manager Services
2300 Contra Costa			Division of Resources Trust Company
Boulevard, Suite 600			(1998-2000).
Pleasant Hill, CA 94523

William J. Klipp, 51	Trustee	Indefinite Term	Retired; President and Chief Operating	8	Trustee of
c/o AssetMark		since January	Officer, Charles Schwab Investment		Adelante
Investment Services, Inc.		2001.	Management, Inc. and Executive Vice		Funds
2300 Contra Costa			President, Schwab Funds (1993-1999).		(2000-present).
Boulevard, Suite 600
Pleasant Hill, CA 94523

Leonard H. Rossen, 74	Trustee	Indefinite Term	President, Len Rossen Consulting (a legal	8	None
c/o AssetMark		since January	consulting firm) (1999-present).
Investment Services, Inc.		2001.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523

Interested Trustees
Ronald Cordes*, 47	President,	Indefinite Term	Principal, AssetMark Investment Services, Inc.	8	None
AssetMark Investment	Chairperson,	since January	(1994-present).
2300 Contra Costa	AML	2001.
Boulevard, Suite 600	Compliance
Pleasant Hill, CA 94523	Officer, Trustee

Officers
John Whittaker, 37	Vice President	1-Year Term	Senior Vice President and Chief Operating	N/A	N/A
AssetMark		since January	Officer, AssetMark Investment
Investment Services, Inc.		2001	Services, 2000 to present.
2300 Contra Costa
Boulevard, Suite 600
Pleasant Hill, CA 94523

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2007

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions

Officers
Carrie E. Hansen, 36	Treasurer,	1-Year Term	Senior Vice President, CFO/Chief Compliance	N/A	N/A
AssetMark	Chief	since January	Officer, AssetMark Investment Services,
Investment Services, Inc.	Compliance	2001	Inc., October 2004 to present; CFO/Director
2300 Contra Costa	Officer		of Operations, AssetMark Investment Services,
Boulevard, Suite 600	and AML		Inc., February 2004 to October 2004. Director
Pleasant Hill, CA 94523	Compliance		of Operations, AssetMark Investment Services,
	Officer		Inc., 2000 to February 2004.

Chris Villas-Chernak, 38	Secretary	1-Year Term	Senior Compliance Officer, AssetMark	N/A	N/A
AssetMark		since September	Investment Services, Inc., 2005 to present; Fund
Investment Services, Inc.		2006	Administration and Compliance Manager,
2300 Contra Costa			AssetMark Investment Services, Inc., 2004 to
Boulevard, Suite 600			2005; Fund Administration and Compliance
Pleasant Hill, CA 94523			Specialist, AssetMark Investment Services, Inc.,
2002 to 2004; Project Manager, AssetMark
Investment Services, Inc., 2001 to 2002.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at
(888) 278-5809.

*	Ronald Cordes is an “interested person” of the Funds as defined in the 1940 Act due to his relationship with the Advisor.

5.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)
A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

6.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)
The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling (888) 278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

7.	Change in Independent Registered Public Accounting Firm (Unaudited)
Effective March 1, 2007, PricewaterhouseCoopers (“PwC”) resigned as the Funds’ independent registered public accounting firm. The Board of Trustees of the funds has engaged KPMG, LLP as the Funds’ independent registered public accounting firm. The resignation of PwC was a result of an independence issue with PwC due to the acquisition of AssetMark Investment Services, Inc. by Genworth. PwC’s report on the Trust’s financial statements for each of the past five years did not include any adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the Registrant’s two most recent fiscal years and any subsequent period through March 31, 2007, there were no disagreements or events of the type required to be reported in PwC’s opinions pursuant to paragraph (iv) or (v) of Item 304(a)(1) of Regulation S-K.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2007

8.	Results of the Meeting of the Shareholders of the AssetMark Funds (Unaudited)

A meeting of the AssetMark Fund shareholders was held on October 16, 2006. The matter voted on by the shareholders and the results of the vote at the shareholder meeting were as follows:

To approve a new investment advisory agreement between AssetMark Investment Services, Inc. and the Trust, on behalf of each Fund.

AssetMark Large Cap Growth Fund
Affirmative	32,721,608
Against	501,749
Abstain	845,800
Total	34,069,157

AssetMark Large Cap Value Fund
Affirmative	26,001,618
Against	413,106
Abstain	680,787
Total	27,095,511

AssetMark Small/Mid Cap Growth Fund
Affirmative	8,714,768
Against	148,127
Abstain	198,824
Total	9,061,719

AssetMark Small/Mid Cap Value Fund
Affirmative	6,617,103
Against	106,770
Abstain	152,573
Total	6,876,446
AssetMark International Equity Fund
Affirmative	24,377,107
Against	358,940
Abstain	621,859
Total	25,357,906

AssetMark Real Estate Securities Fund
Affirmative	2,311,793
Against	30,028
Abstain	64,595
Total	2,406,416

AssetMark Tax-Exempt Fixed Income Fund
Affirmative	9,938,598
Against	130,995
Abstain	206,149
Total	10,275,742

AssetMark Core Plus Fixed Income Fund
Affirmative	35,265,739
Against	447,388
Abstain	1,268,343
Total	36,981,470

AssetMark *funds*®

AssetMark Funds

Investment Advisor
AssetMark Investment Services, Inc.
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
AssetMark Capital Corporation
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

Annual Report
March 31, 2007

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  During the period covered by this report, there were no; (i) amendments to the code, or (ii) waivers (including implicit waivers) granted from the provisions of the code.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not currently have a member serving on its audit committee that meets the definition of an “audit committee financial expert” as defined in instruction 2(b) of Item 3 of Form N-CSR.  The Trustees reviewed the attributes, education and experience of each member of the Registrant’s audit committee, the nature of the accounting principles applicable to the Registrant, and the Registrant’s underlying internal controls and reporting mechanisms and determined that the members of the Registrant’s audit committee, as a group, have the experience and education necessary to perform the audit committee’s responsibilities, including those regarding the financial statements of the Registrant.  In addition, the members of the audit committee determined that the committee has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts, and they will seek such additional expert assistance as they determine it necessary.  The Trustees also determined that each member of the Registrant’s audit committee is “independent” as defined in the instructions to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)
– (d) The Registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed for each of the last two fiscal years for audit services and tax services by the principal accountant. The fees for FYE 03/31/2006 were billed by PricewaterhouseCoopers LLC.  The fees for FYE 03/31/2007 were billed by KPMG LLP.

	FYE 03/31/07	FYE 03/31/2006 (1)
Audit Fees	$173,000	$158,000
Audit-Related Fees	$0	$0
Tax Fees	$37,000	$26,000
All Other Fees	$0	$0
(1) The Registrant changed its fiscal year end from June 30 to March 31.  The data pertaining to 03/31/2006 covers the nine months ended March 31, 2006.

(e) (1) The audit committee has adopted an Audit Committee Charter that provides that the audit committee shall approve, prior to appointment, the engagement of the auditor to provide audit services to the Registrant and non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides on-going services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.

(e) (2)None of the services described above were approved by the Registrant's audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (not sub-advisor) and any entity controlling, controlled by or under common control with the investment adviser for the last two years.

Non-Audit Related Fees	FYE 03/31/2007	FYE 03/31/2006 (1)
Registrant	$37,000	$26,000
Registrant’s Investment Adviser	$0	$0

(1) The Registrant changed its fiscal year end from June 30 to March 31.  The data pertaining to 03/31/2006 covers the nine months ended March 31, 2006.

(h) The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second Fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing an exhibit. Form filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  AssetMark Funds

By (Signature and Title)*   /s/ Ronald D. Cordes
Ronald D. Cordes, President

Date                      May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Ronald D. Cordes
Ronald D. Cordes, President

Date                     May 30, 2007

By (Signature and Title)*    /s/ Carrie E. Hansen
Carrie E. Hansen, Treasurer

Date                      May 30, 2007

* Print the name and title of each signing officer under his or her signature.